                                               As filed pursuant to Rule 497
                                               under the Securities Act of 1933
                                               Registration No. 33-86642
                                               and 811-8874


                             (ANCHOR ADVISOR LOGO)

                                   PROSPECTUS

                                  MAY 1, 2003

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
Anchor Advisor Variable Annuity.              VARIABLE ANNUITY ACCOUNT FOUR
                                              The annuity has several investment choices -- DCA fixed
To learn more about the annuity               account option(s) and the Variable Portfolios. The Variable
offered by this prospectus, you can           Portfolios are part of the American Funds Insurance Series
obtain a copy of the Statement of             ("AFIS"), Anchor Series Trust ("AST"), Lord Abbett Series
Additional Information ("SAI") dated          Fund, Inc. ("LASF"), the SunAmerica Series Trust ("SAST") or
May 1, 2003. The SAI has been filed           the Van Kampen Life Investment Trust ("VKT").
with the Securities and Exchange
Commission ("SEC") and is                     STOCKS:
incorporated by reference into this               MANAGED BY ALLIANCEBERNSTEIN
prospectus. The Table of Contents of                - Small & Mid Cap Value Portfolio                 SAST
the SAI appears in this prospectus.               MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
For a free copy of the SAI, call us                 - Alliance Growth Portfolio                       SAST
at (800) 445-SUN2 or write to us at                 - Global Equities Portfolio                       SAST
our Annuity Service Center, P.O. Box                - Growth-Income Portfolio                         SAST
54299, Los Angeles, California                    MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
90054-0299.                                         - American Funds Global Growth Portfolio          AFIS
                                                    - American Funds Growth Portfolio                 AFIS
In addition, the SEC maintains a                    - American Funds Growth-Income Portfolio          AFIS
website (http://www.sec.gov) that                 MANAGED BY DAVIS ADVISORS
contains the SAI, materials                         - Davis Venture Value Portfolio                   SAST
incorporated by reference and other               MANAGED BY FEDERATED INVESTMENT COUNSELING
information filed electronically with               - Federated American Leaders Portfolio            SAST
the SEC by AIG SunAmerica Life                      - Telecom Utility Portfolio                       SAST
Assurance Company.                                MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
                                                    - Goldman Sachs Research Portfolio                SAST
ANNUITIES INVOLVE RISKS, INCLUDING                MANAGED BY LORD, ABBETT & CO.
POSSIBLE LOSS OF PRINCIPAL, AND ARE                 - Lord Abbett Series Fund Growth and Income
NOT A DEPOSIT OR OBLIGATION OF, OR            Portfolio                                        LASF
GUARANTEED OR ENDORSED BY, ANY BANK.              MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
THEY ARE NOT FEDERALLY INSURED BY THE               - Marsico Growth Portfolio                        SAST
FEDERAL DEPOSIT INSURANCE                         MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
CORPORATION, THE FEDERAL RESERVE                    - MFS Investors Trust Portfolio                   SAST
BOARD OR ANY OTHER AGENCY.                          - MFS Mid-Cap Growth Portfolio                    SAST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - International Growth and Income Portfolio       SAST
                                                    - Putnam Growth: Voyager Portfolio                SAST
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - Aggressive Growth Portfolio                     SAST
                                                    - Blue Chip Growth Portfolio                      SAST
                                                    - "Dogs" of Wall Street Portfolio                 SAST
                                                    - Growth Opportunities Portfolio                  SAST
                                                  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                    - Foreign Value Portfolio                         SAST
                                                  MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT INC.
                                                    - International Diversified Equities Portfolio    SAST
                                                    - Technology Portfolio                            SAST
                                                    - Van Kampen LIT Comstock Portfolio,
                                                      Class II Shares                                  VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio,
                                                      Class II Shares                                  VKT
                                                    - Van Kampen LIT Growth and Income Portfolio,
                                                      Class II Shares                                  VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                   AST
                                                    - Growth Portfolio                                 AST
                                                    - Natural Resources Portfolio                      AST
                                              BALANCED:
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                      SAST
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - SunAmerica Balanced Portfolio                   SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                      SAST
                                              BONDS:
                                                  MANAGED BY FEDERATED INVESTORS L.P.
                                                    - Corporate Bond Portfolio                        SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
                                                    - Global Bond Portfolio                           SAST
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                       SAST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio                 SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio            AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                       SAST

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF  THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
        A CRIMINAL OFFENSE.

                                       1.1

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 GLOSSARY....................................................     2
 HIGHLIGHTS..................................................     3
 FEE TABLES..................................................     4
       Owner Transaction Expenses............................     4
       Contract Maintenance Fee..............................     4
       Annual Separate Account Expenses......................     4
       Portfolio Expenses....................................     4
 EXAMPLES....................................................     5
 THE ANCHOR ADVISOR VARIABLE ANNUITY.........................     6
 PURCHASING AN ANCHOR ADVISOR VARIABLE
   ANNUITY...................................................     6
       Allocation of Purchase Payments.......................     7
       Accumulation Units....................................     7
       Free Look.............................................     7
       Exchange Offers.......................................     7
 INVESTMENT OPTIONS..........................................     8
       Variable Portfolios...................................     8
           American Funds Insurance Series...................     8
           Anchor Series Trust...............................     8
           Lord Abbett Series Fund, Inc. ....................     8
           SunAmerica Series Trust...........................     8
           Van Kampen Life Investment Trust..................     8
           Asset Allocation Program..........................     9
       Fixed Account Options.................................    10
       Transfers During the Accumulation Phase...............    10
       Dollar Cost Averaging Program.........................    11
       Asset Allocation Rebalancing..........................    12
       Voting Rights.........................................    12
       Substitution..........................................    12
 ACCESS TO YOUR MONEY........................................    12
       Systematic Withdrawal Program.........................    13
       Minimum Contract Value................................    13
 DEATH BENEFIT...............................................    13
       Option 1 - Purchase Payment Accumulation Option.......    14
       Option 2 - Maximum Anniversary Option.................    14
       EstatePlus............................................    14
       Spousal Continuation..................................    15
 EXPENSES....................................................    15
       Separate Account Charges..............................    15
       Investment Charges....................................    16
       12b-1 Fees............................................    16
       Transfer Fee..........................................    16
       Optional EstatePlus Fee...............................    16
       Premium Tax...........................................    16
       Income Taxes..........................................    16
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    16
 INCOME OPTIONS..............................................    16
       Annuity Date..........................................    16
       Income Options........................................    17
       Fixed or Variable Income Payments.....................    17
       Income Payments.......................................    17
       Transfers During the Income Phase.....................    18
       Deferment of Payments.................................    18
 TAXES.......................................................    18
       Annuity Contracts in General..........................    18
       Tax Treatment of Distributions - Non-Qualified
       Contracts.............................................    18
       Tax Treatment of Distributions - Qualified
       Contracts.............................................    18
       Minimum Distributions.................................    19
       Tax Treatment of Death Benefits.......................    19
       Contracts Owned by a Trust or Corporation.............    20
       Gifts, Pledges and/or Assignments of a Contract.......    20
       Diversification and Investor Control..................    20
 PERFORMANCE.................................................    20
 OTHER INFORMATION...........................................    21
       AIG SunAmerica Life...................................    21
       The Separate Account..................................    21
       The General Account...................................    21
       Distribution of the Contract..........................    21
       Administration........................................    21
       Legal Proceedings.....................................    21
       Ownership.............................................    21
       Additional Information................................    22
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 22
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL
   CONTINUATION..............................................   B-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - AIG SunAmerica Life Assurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the American Funds Insurance Series, Anchor
 Series Trust, Lord Abbett Series Fund, Inc., the SunAmerica Series
 Trust and the Van Kampen Life Investment Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 American Funds Insurance Series, Anchor Series Trust, Lord Abbett
 Series Fund, Inc., the SunAmerica Series Trust and the Van Kampen
 Life Investment Trust.

Anchor National Life Insurance Company changed its name to AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life") on March 1, 2003. Please keep in mind, this is a name change only and will not affect the substance of your contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 AIG SUNAMERICA LIFE OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES, AND EXPENSES. WHEN WORKING WITH
  YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND
  THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR
                      LONG-TERM RETIREMENT SAVINGS GOALS.

The Anchor Advisor Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. We deduct insurance charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. Please see the FEE TABLE, PURCHASING A ANCHOR ADVISOR VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract, call your financial advisor or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number:
(800) 445-SUN2.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING
     THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE
                              RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

Withdrawal Charges....  None

TRANSFER FEE..........  No charge for the first 15 transfers each contract year; thereafter, the fee
                        is $25 ($10 in Pennsylvania and Texas)
                        per transfer

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE
    None

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

    Mortality and Expense Risk Fees.......................  1.37%
    Distribution Expense Fee..............................  0.15%
    Optional EstatePlus Fee(2)............................  0.25%
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.77%
                                                            =====

   (2) EstatePlus, an enhanced death benefit feature is optional. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                               PORTFOLIO EXPENSES

         TOTAL ANNUAL UNDERLYING PORTFOLIO EXPENSES           MINIMUM   MAXIMUM
         ------------------------------------------           -------   -------
(expenses that are deducted from underlying portfolios of
the Trusts, including management fees, other expenses and
12b-1 fees, if applicable)..................................   0.52%     2.38%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, separate account annual expenses, fees for optional features and expenses of the underlying portfolios of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.77% (INCLUDING ESTATEPLUS) AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 2.38%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional EstatePlus feature:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $417    $1,261    $2,120     $4,331
-------------------------------------
-------------------------------------

(2) If you do not surrender your contract and you elect the optional EstatePlus feature:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $417    $1,261    $2,120     $4,331
-------------------------------------
-------------------------------------

(3) If you annuitize your contract:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $392    $1,189    $2,004     $4,121
-------------------------------------
-------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL CHARGES OF 1.52% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.52%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $207    $  640    $1,098     $2,369
-------------------------------------
-------------------------------------

(2) If you do not surrender your contract and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $207     $640     $1,098     $2,369
-------------------------------------
-------------------------------------

(3) If you annuitize your contract:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $207     $640     $1,098     $2,369
-------------------------------------
-------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the separate account (contract level) as well as total annual underlying portfolio expenses. The underlying portfolio expenses used to calculate the maximum expense examples are estimated because the underlying portfolio was not available for the entire fiscal year. Additional information on the portfolio company fees can be found in the accompanying Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume a separate account expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

3. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

            THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN
                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                      THE ANCHOR ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

The contract also offers DCA fixed account option(s). The fixed account option earns interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account option, the amount of money that accumulates in the contract depends on the total interest credited to the fixed account option.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 7.

AIG SunAmerica Life issues the Anchor Advisor Variable Annuity. When you purchase an Anchor Advisor Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation ("AIG").

----------------------------------------------------------------
----------------------------------------------------------------
                 PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract. Prior company approval is required to accept Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, prior Company approval is required to accept Purchase Payments greater than $250,000. The Company reserves the right to refuse Purchase Payments including one which would cause Total Purchase Payments to exceed $1,000,000 and for contracts owned by a non-natural owner, $250,000 at the time of the Purchase Payment. We reserve the right to change the amount at which pre-approval is required at any time. Further, We reserve the right to aggregate all contracts having the same owner and/or annuitants' social security or federal tax identification number for purposes of determining which contracts and/or Purchase Payments require Company pre-approval. Also, the optional automatic payment plan allows you to make subsequent

Purchase Payments of as little as $100 after the initial Purchase Payment amount is met.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 90. You may not elect the EstatePlus benefit if you are age 81 or older at time of contract issue.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, we must receive your completed application and/or Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. If you decide to cancel your contract during the free look period, generally we refund to you the value of your contract on the day we receive your request. The amount refunded to you may be more or less than your original investment.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period. If you cancel your contract during the free look period, we return your Purchase Payment or the value of your contract, whichever is larger. At the end of the free look period, we allocate your money according to your instructions.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in shares of the Trusts below. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by AIG SunAmerica Life, and other affiliated/unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. Each Trust's advisers monitors for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:

     AMERICAN FUNDS INSURANCE SERIES

Capital Research and Management Company provides investment advice for the American Funds Insurance Series ("AFIS") portfolios. American Funds Insurance Series contain investment portfolios in addition to those listed here that are not available for investment under this contract.

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust ("AST") portfolios. Anchor Series Trust has Variable Portfolios in addition to those listed below which are not available for investment under the contract.

     LORD ABBETT SERIES FUND, INC.

Lord Abbett & Co. provides investment advice for the Lord Abbett Series Fund, Inc. portfolios. Lord Abbett Series Fund, Inc. ("LASF") contains investment portfolios in addition to those listed below that are not available for investment under this contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust ("SAST") portfolios. SunAmerica Series Trust contains Variable Portfolios in addition to those listed below which are not available for investment under this contract.

     VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Asset Management Inc. provides investment advice for the Van Kampen Life Investment Trust ("VKT") portfolios. Van Kampen Life Investment Trust contains investment portfolios in addition to those listed here which are not available for investment under this contract.

STOCKS:
  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

      - Aggressive Growth Portfolio                                         SAST
      - Blue Chip Growth Portfolio                                          SAST
      - "Dogs" of Wall Street Portfolio                                     SAST
      - Growth Opportunities Portfolio                                      SAST

  MANAGED BY ALLIANCEBERNSTEIN

      - Small & Mid Cap Value Portfolio*                                    SAST

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

      - Alliance Growth Portfolio                                           SAST
      - Global Equities Portfolio                                           SAST
      - Growth-Income Portfolio                                             SAST

  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY

      - American Funds Global Growth Portfolio*                             AFIS
      - American Funds Growth Portfolio*                                    AFIS
      - American Funds Growth-Income Portfolio*                             AFIS

  MANAGED BY DAVIS ADVISORS

      - Davis Venture Value Portfolio                                       SAST

  MANAGED BY FEDERATED INVESTMENT COUNSELING

      - Federated American Leaders Portfolio                                SAST
      - Telecom Utility Portfolio                                           SAST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Goldman Sachs Research Portfolio                                    SAST

  MANAGED BY LORD, ABBETT & CO.

      - Lord Abbett Series Fund Growth and Income Portfolio*                LASF

  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
      - Marsico Growth Portfolio*                                           SAST

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

      - MFS Massachusetts Investors Trust Portfolio                         SAST
      - MFS Mid-Cap Growth Portfolio                                        SAST

 MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC

      - International Growth and Income Portfolio                           SAST
      - Putnam Growth: Voyager Portfolio                                    SAST

  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC

      - Foreign Value Portfolio*                                            SAST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
      - Natural Resources Portfolio                                          AST

  MANAGED BY VAN KAMPEN ASSET MANAGEMENT INC.

      - International Diversified Equities Portfolio                        SAST
      - Technology Portfolio                                                SAST
      - Van Kampen LIT Comstock Portfolio, Class II Shares                   VKT
      - Van Kampen LIT Emerging Growth Portfolio, Class II Shares            VKT
      - Van Kampen LIT Growth and Income Portfolio, Class II Shares          VKT

BALANCED:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

      - SunAmerica Balanced Portfolio                                       SAST

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

      - MFS Total Return Portfolio*                                         SAST

  MANAGED BY WM ADVISORS, INC.

      - Asset Allocation Portfolio                                          SAST

BONDS:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

      - High-Yield Bond Portfolio                                           SAST

  MANAGED BY FEDERATED INVESTORS L.P.

      - Corporate Bond Portfolio                                            SAST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Global Bond Portfolio                                               SAST

  MANAGED BY VAN KAMPEN

      - Worldwide High Income Portfolio                                     SAST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

      - Government and Quality Bond Portfolio                                AST

CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC

      - Cash Management Portfolio                                           SAST

* This Variable Portfolio is not available as of the date of this prospectus but will be made available for investment on or before July 1, 2003. Please check with your financial representative regarding availability.

YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

ASSET ALLOCATION PROGRAM

    PROGRAM DESCRIPTION

The asset allocation program is offered to help you diversify your investment across various asset classes.

Each of the models is comprised of a carefully selected combination of Variable Portfolios with allocation amongst the various asset classes based on historical asset class performance to meet stated investment time horizons and risk tolerances.

    ENROLLING IN THE PROGRAM

You may enroll in the program by selecting the model as well as any program options on the product application form. If you already own a policy, you must complete and submit a program election form. You and your financial advisor determine the model most appropriate for you. You may discontinue investment in the program at any time with a written request, telephone or internet instructions, subject to our rules.

You may also choose to invest gradually into a model through the dollar cost averaging program. You may only invest in one model at a time. You may invest in investment options outside your selected model but only in those Variable Portfolios that are not utilized in the model you selected. A transfer into or out of one of the Variable Portfolios in your model, outside of the specifications in the model will effectively terminate your participation in the program.

Currently, there is no fee for participating in this program.

    WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected model unless otherwise instructed by you. If you choose to make a non-proportional withdrawal from the Variable Portfolio in the model, your investment may no longer be consistent with the model's intended objectives.

Withdrawals may be subject to a withdrawal charge. Withdrawals may be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

    KEEPING YOUR PROGRAM ON TARGET

    REBALANCING

You can elect to have your contract rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those investment options within each model will be rebalanced. An investment not included in the model can not be rebalanced.

    ANNUAL RE-EVALUATION

Each year, on or about March 31, the allocations in every model are re-evaluated and updated to assure that the investment objectives remain consistent. The percentage allocations within each model may change and investment options may be added to or deleted from a model as a result of the annual re-evaluation. You must select the annual re-evaluation option on the product application or program enrollment form to participate in this aspect of the program. Some broker-dealers require that this option be selected each year. Please check with your financial representative.

    IMPORTANT INFORMATION

Using an asset allocation methodology does not guarantee greater or more consistent returns. Historical market and asset class performance may differ in the future from the historical performance upon which the models are built. Also, allocation to a single asset class may outperform a model, so that you could have been better off in an investment option or options representing a single asset class than in a model. However, such a strategy involves a greater degree of risk because of the concentration of like securities in a single asset class.

The models represent suggested allocations which are provided as general guidance. You should work with your financial representative to assist you in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk comfort level. Information concerning the specific models can be obtained from your financial representative.

WE HAVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ASSET ALLOCATION PROGRAM AT ANY TIME.

FIXED ACCOUNT OPTIONS

Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in Our sole discretion and We reserve the right to change the FAGPs that We make available at any time, unless state law requires Us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.

There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

- Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

- Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

- Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact Us within 30 days after the end of the current interest guarantee period and instruct Us as to where you would like the money invested. We do not contact you. If We do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.

All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if we are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING below for more details.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the DCA fixed accounts ("DCAFA"), if available. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in Our sole discretion and We reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING below for more information.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account option. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

Subject to certain rules, you may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through SunAmerica's website (http://www.aigsunamerica.com). We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the asset allocation rebalancing program do not count against your 15 free transfers.

We may accept transfer requests by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request in excess of 15 transfers per contract year must be submitted in writing by U.S. mail. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. We will process any transfer request as of the day we receive it, if received before close of the New York Stock Exchange ("NYSE"), generally at 1:00 p.m. PST. If the transfer request is received after the close of the NYSE, the request will be processed on the next business day.

Transfer requests required to be submitted by U.S. mail can only be cancelled in writing by U.S. mail. We will process a cancellation request only if it is received prior to or simultaneous with the original transfer request.

This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These market timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

Regardless of the number of transfers you have made, we will monitor and upon written notification, we may terminate your transfer privileges, if we determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors we will consider include:

- the dollar amount of the transfer;

- the total assets of the Variable Portfolio involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the DCAFAs (source account) to any other Variable Portfolio (target account). Transfers may occur on certain periodic schedules such as monthly or weekly count against your 15 free transfers per contract year. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. The fixed account option is not available as a target account for the DCA program. Currently, there is no charge for participating in the DCA program.

We may offer DCAFAs exclusively to facilitate the DCA program for a specified time period. The DCAFA only accepts new Purchase Payments. You cannot transfer money already in your contract into the DCAFAs. If you allocate a Purchase Payment into the DCAFAs, we transfer all your money into the Variable Portfolios over the selected time period at the offered frequency of your choosing. You cannot change the frequency of transfers once selected.

You may terminate the DCA program at any time. If money remains in the DCAFAs, we transfer the remaining money according to your instructions or to your current allocation on file. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six months. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
    MONTH           UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. Currently, there is no fee for participating in the Asset Rebalancing Program.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

Under most circumstances, the partial withdrawals minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $100 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  DEATH BENEFIT
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefit options described below. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

The term Net Purchase Payment is used frequently in explaining the death benefit options and EstatePlus benefit below. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue or for any contracts issued in the State of Washington, regardless of the issue age) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of the Gross Withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue or for any contracts issued in the State of Washington, regardless of the issue age) plus any purchase payments recorded after the date of death; and reduced for each Gross Withdrawal recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.
OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Option, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this Option if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The Death Benefit on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

ESTATEPLUS

EstatePlus is an optional benefit that, if selected, may increase your death benefit amount.

If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Percentage.

The table below provides the details if you are age 69 or younger at the time we issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthdays at the time we issue your contract the table below shows the available EstatePlus benefit:

---------------------------------------------------------------
                                                  MAXIMUM
    CONTRACT YEAR           ESTATEPLUS           ESTATEPLUS
      OF DEATH              PERCENTAGE           PERCENTAGE
---------------------------------------------------------------
 All Contract Years     25% of earnings      40% of Net
                                             Purchase Payments*
---------------------------------------------------------------

* Purchase Payments received after the 5(th) contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a 0.25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not payable after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS BELOW.

EstatePlus may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix C.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the latest Annuity Date, no EstatePlus benefit will be payable. The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX C FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

----------------------------------------------------------------
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                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT CHARGES

The Company deducts a mortality and expense risk charge in the amount of 1.52% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The separate account charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including distribution, depending upon market conditions.

  OTHER REVENUE

We may receive compensation of up to 0.40% from the investment advisers of the underlying investments of the Trusts for services related to the underlying investments of the Trusts.

INVESTMENT CHARGES

  Investment Management Fee

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. For more detailed information on these investment charges, refer to the accompanying prospectuses for the Trusts.

  12B-1 FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust ("SAST"), under the distribution plan which is applicable to Class 1 and 2 shares, recaptured brokerage commissions will be used to make payments to SunAmerica Capital Services, Inc., the SAST's Distributor, to pay for various distribution activities on behalf of the SAST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.

In addition, the 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series and Class 3 of the Anchor Series Trust and SunAmerica Series Trust is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Investment Charges, refer to the prospectuses for the underlying portfolios.

TRANSFER FEE

We generally permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ABOVE.

OPTIONAL ESTATEPLUS FEE

We charge 0.25% for the EstatePlus feature. On a daily basis we deduct this charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract ranging from 0% to 3.5%. We deduct these premium tax charges from your contract, when applicable. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX B provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica Life may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers, its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as discussed under Option 5 below, after your income payments begin you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

Currently, this Contract offers five standard income options. Other payout options maybe available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

    OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, AIG SunAmerica Life guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and in most states, if a non-qualified contract, your gender, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. See also ACCESS TO YOUR MONEY for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

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                                      TAXES
----------------------------------------------------------------
----------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In case of certain qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own an IRA, you must begin taking distributions when you attain age 70- 1/2 regardless of when you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.
You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS has issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the new regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not AIG SunAmerica Life, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Nonqualified Contract , could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                                   PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

AIG SunAmerica Life may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch Ratings. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch Ratings, ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

----------------------------------------------------------------
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                                OTHER INFORMATION
----------------------------------------------------------------
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AIG SUNAMERICA LIFE

AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corp. and the AIG Advisors Group, Inc. (comprising seven wholly owned broker-dealers and two investment advisors), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, premium finance and broker-dealer services.

THE SEPARATE ACCOUNT

AIG SunAmerica Life established a separate account, Variable Annuity Account Four ("separate account"), under California law on November 8, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of AIG SunAmerica Life. Assets in the separate account are not guaranteed by AIG SunAmerica Life.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We pay an initial commission of up to 7% of your Purchase Payments. We may also pay an annual trail commission of up to 1.50% quarterly as early as the second contract year. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments. No underwriting fees are paid in connection with the distribution of the contract.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, or with respect to the separate account.

OWNERSHIP

The Anchor Advisor Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

ADDITIONAL INFORMATION

AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registrations statement and its exhibits. For further information regarding the separate account, AIG SunAmerica Life and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Separate Account..............................      3
General Account...............................      4
Performance Data..............................      4
Income Payments...............................      8
Annuity Unit Values...........................      8
Death Benefit Options for Contracts Issued         11
  Before October 24, 2001.....................
Taxes.........................................     13
Distribution of Contracts.....................     17
Financial Statements..........................     17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       APPENDIX A - CONDENSED FINANCIALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                FISCAL         FISCAL
                                                                 YEAR           YEAR
                         PORTFOLIOS                            12/31/01       12/31/02
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Capital Appreciation (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$35.378    (a)$33.909
                                                              (b)$35.378    (b)$33.891
        End AUV.............................................  (a)$33.909    (a)$25.789
                                                              (b)$33.891    (b)$25.714
        Ending Number of AUs................................  (a)68,173     (a)230,201
                                                              (b)12,765     (b)32,723
-----------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$14.915    (a)$15.323
                                                              (b)$14.915    (b)$15.319
        End AUV.............................................  (a)$15.323    (a)$16.470
                                                              (b)$15.319    (b)$16.426
        Ending Number of AUs................................  (a)226,122    (a)1,363,986
                                                              (b)43,166     (b)99,375
-----------------------------------------------------------------------------------------
  Growth (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$27.961    (a)$27.233
                                                              (b)$27.961    (b)$27.215
        End AUV.............................................  (a)$27.233    (a)$20.847
                                                              (b)$27.215    (b)$20.781
        Ending Number of AUs................................  (a)44,182     (a)134,870
                                                              (b)6,916      (b)25,443
-----------------------------------------------------------------------------------------
  Natural Resources (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$14.651    (a)$14.352
                                                              (b)$14.651    (b)$14.309
        End AUV.............................................  (a)$14.352    (a)$15.297
                                                              (b)$14.309    (b)$15.213
        Ending Number of AUs................................  (a)8,807      (a)46,153
                                                              (b)1,515      (b)7,855
-----------------------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$15.970    (a)$13.627
                                                              (b)$15.970    (b)$13.621
        End AUV.............................................  (a)$13.627    (a)$10.092
                                                              (b)$13.621    (b)$10.062
        Ending Number of AUs................................  (a)21,673     (a)41,145
                                                              (b)8,449      (b)12,792
-----------------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$32.786    (a)$32.462
                                                              (b)$32.786    (b)$32.395
        End AUV.............................................  (a)$32.462    (a)$21.935
                                                              (b)$32.395    (b)$21.836
        Ending Number of AUs................................  (a)97,729     (a)227,946
                                                              (b)21,106     (b)40,550
-----------------------------------------------------------------------------------------
  Asset Allocation (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$18.647    (a)$18.608
                                                              (b)$18.647    (b)$18.608
        End AUV.............................................  (a)$18.608    (a)$16.920
                                                              (b)$18.608    (b)$16.878
        Ending Number of AUs................................  (a)42,880     (a)365,202
                                                              (b)14,146     (b)27,300
-----------------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$7.199     (a)$6.701
                                                              (b)$7.199     (b)$6.695
        End AUV.............................................  (a)$6.701     (a)$4.662
                                                              (b)$6.695     (b)$4.647
        Ending Number of AUs................................  (a)28,297     (a)203,638
                                                              (b)15,167     (b)43,031
-----------------------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units
(a) Reflects AUV/AU without election of EstatePlus.
(b) Reflects AUV/AU with election of EstatePlus.

                                                                FISCAL         FISCAL
                                                                 YEAR           YEAR
                         PORTFOLIOS                            12/31/01       12/31/02
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Cash Management (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$12.987    (a)$13.058
                                                              (b)$12.987    (b)$13.065
        End AUV.............................................  (a)$13.058    (a)$13.015
                                                              (b)$13.065    (b)$12.989
        Ending Number of AUs................................  (a)666,933    (a)2,691,023
                                                              (b)35,811     (b)127,783
-----------------------------------------------------------------------------------------
  Corporate Bond (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$13.663    (a)$13.972
                                                              (b)$13.663    (b)$13.952
        End AUV.............................................  (a)$13.972    (a)$14.765
                                                              (b)$13.952    (b)$14.707
        Ending Number of AUs................................  (a)80,015     (a)372,600
                                                              (b)18,206     (b)44,153
-----------------------------------------------------------------------------------------
  Davis Venture Value (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$27.129    (a)$26.207
                                                              (b)$27.129    (b)$26.174
        End AUV.............................................  (a)$26.207    (a)$21.459
                                                              (b)$26.174    (b)$21.378
        Ending Number of AUs................................  (a)258,892    (a)538,252
                                                              (b)36,023     (b)56,681
-----------------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$9.376     (a)$9.703
                                                              (b)$9.376     (b)$9.680
        End AUV.............................................  (a)$9.703     (a)$8.916
                                                              (b)$9.680     (b)$8.875
        Ending Number of AUs................................  (a)32,920     (a)132,185
                                                              (b)4,748      (b)19,343
-----------------------------------------------------------------------------------------
  Federated American Leaders (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$16.876    (a)$16.380
                                                              (b)$16.876    (b)$16.377
        End AUV.............................................  (a)$16.380    (a)$12.924
                                                              (b)$16.377    (b)$12.889
        Ending Number of AUs................................  (a)45,973     (a)157,053
                                                              (b)38,403     (b)56,089
-----------------------------------------------------------------------------------------
  Foreign Value (Inception Date - N/A)*
        Beginning AUV.......................................  (a)$--        (a)$--
                                                              (b)$--        (b)$--
        Ending AUV..........................................  (a)$--        (a)$--
                                                              (b)$--        (b)$--
        Ending Number of AUs................................  (a)--         (a)--
                                                              (b)--         (b)--
-----------------------------------------------------------------------------------------
  Global Bond (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$15.461    (a)$15.662
                                                              (b)$15.461    (b)$15.648
        End AUV.............................................  (a)$15.662    (a)$16.321
                                                              (b)$15.648    (b)$16.265
        Ending Number of AUs................................  (a)28,624     (a)78,599
                                                              (b)2,007      (b)7,589
-----------------------------------------------------------------------------------------
  Global Equities (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$17.986    (a)$17.477
                                                              (b)$17.986    (b)$17.447
        End AUV.............................................  (a)$17.477    (a)$12.570
                                                              (b)$17.447    (b)$12.518
        Ending Number of AUs................................  (a)21,337     (a)52,732
                                                              (b)1,106      (b)3,803
-----------------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$8.100     (a)$7.171
                                                              (b)$8.100     (b)$7.168
        End AUV.............................................  (a)$7.171     (a)$5.072
                                                              (b)$7.168     (b)$5.057
        Ending Number of AUs................................  (a)34,702     (a)93,584
                                                              (b)9,127      (b)21,629
-----------------------------------------------------------------------------------------
* Available for sale on or before July 1, 2003.
AUV - Accumulation Unit Value
AU - Accumulation Units
(a) Reflects AUV/AU without election of EstatePlus.
(b) Reflects AUV/AU with election of EstatePlus.

                                                                FISCAL         FISCAL
                                                                 YEAR           YEAR
                         PORTFOLIOS                            12/31/01       12/31/02
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$28.878    (a)$26.800
                                                              (b)$28.878    (b)$26.794
        End AUV.............................................  (a)$26.800    (a)$20.783
                                                              (b)$26.794    (b)$20.726
        Ending Number of AUs................................  (a)94,647     (a)262,112
                                                              (b)21,761     (b)44,936
-----------------------------------------------------------------------------------------
  Growth Opportunities (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$6.256     (a)$5.813
                                                              (b)$6.256     (b)$5.804
        End AUV.............................................  (a)$5.813     (a)$3.443
                                                              (b)$5.804     (b)$3.426
        Ending Number of AUs................................  (a)24,497     (a)77,004
                                                              (b)11,270     (b)48,225
-----------------------------------------------------------------------------------------
  High-Yield Bond (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$13.172    (a)$12.506
                                                              (b)$13.172    (b)$12.495
        End AUV.............................................  (a)$12.506    (a)$11.584
                                                              (b)$12.495    (b)$11.546
        Ending Number of AUs................................  (a)23,196     (a)227,933
                                                              (b)5,015      (b)15,668
-----------------------------------------------------------------------------------------
  International Diversified Equities (Inception
    Date - 7/9/01)
        Beginning AUV.......................................  (a)$11.125    (a)$10.216
                                                              (b)$11.125    (b)$10.168
        End AUV.............................................  (a)$10.216    (a)$7.171
                                                              (b)$10.168    (b)$7.139
        Ending Number of AUs................................  (a)47,648     (a)237,948
                                                              (b)5,630      (b)17,177
-----------------------------------------------------------------------------------------
  International Growth & Income (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$11.372    (a)$10.751
                                                              (b)$11.372    (b)$10.746
        End AUV.............................................  (a)$10.751    (a)$8.364
                                                              (b)$10.746    (b)$8.342
        Ending Number of AUs................................  (a)75,088     (a)271,904
                                                              (b)3,720      (b)20,857
-----------------------------------------------------------------------------------------
  Marsico Growth (Inception Date - N/A)*
        Beginning AUV.......................................  (a)$--        (a)$--
                                                              (b)$--        (b)$--
        Ending AUV..........................................  (a)$--        (a)$--
                                                              (b)$--        (b)$--
        Ending Number of AUs................................  (a)--         (a)--
                                                              (b)--         (b)--
-----------------------------------------------------------------------------------------
  MFS Massachusetts Investors Trust (Inception
    Date - 7/9/01)
        Beginning AUV.......................................  (a)$20.217    (a)$19.217
                                                              (b)$20.217    (b)$19.204
        End AUV.............................................  (a)$19.217    (a)$14.933
                                                              (b)$19.204    (b)$14.886
        Ending Number of AUs................................  (a)45,559     (a)146,656
                                                              (b)5,282      (b)17,824
-----------------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$15.227    (a)$13.408
                                                              (b)$15.227    (b)$13.395
        End AUV.............................................  (a)$13.408    (a)$6.966
                                                              (b)$13.395    (b)$6.942
        Ending Number of AUs................................  (a)99,028     (a)286,530
                                                              (b)13,378     (b)38,608
-----------------------------------------------------------------------------------------
  MFS Total Return (Inception Date - N/A)*
        Beginning AUV.......................................  (a)$--        (a)$--
                                                              (b)$--        (b)$--
        End AUV.............................................  (a)$--        (a)$--
                                                              (b)$--        (b)$--
        Ending Number of AUs................................  (a)--         (a)--
                                                              (b)--         (b)--
-----------------------------------------------------------------------------------------
* Available for sale on or before July 1, 2003.
AUV - Accumulation Unit Value
AU - Accumulation Units
(a) Reflects AUV/AU without election of EstatePlus.
(b) Reflects AUV/AU with election of EstatePlus.

                                                                FISCAL         FISCAL
                                                                 YEAR           YEAR
                         PORTFOLIOS                            12/31/01       12/31/02
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Putnam Growth: Voyager (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$21.065    (a)$19.070
                                                              (b)$21.065    (b)$19.066
        End AUV.............................................  (a)$19.070    (a)$13.792
                                                              (b)$19.066    (b)$13.755
        Ending Number of AUs................................  (a)23,245     (a)39,243
                                                              (b)2,950      (b)10,078
-----------------------------------------------------------------------------------------
  Small & Mid Cap Value (Inception Date - N/A)
        Beginning AUV.......................................  (a)$--        (a)$--
                                                              (b)$--        (b)$--
        Ending AUV..........................................  (a)$--        (a)$--
                                                              (b)$--        (b)$--
        Ending Number of AUs................................  (a)--         (a)--
                                                              (b)--         (b)--
-----------------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$15.626    (a)$15.005
                                                              (b)$15.626    (b)$15.005
        End AUV.............................................  (a)$15.005    (a)$12.518
                                                              (b)$15.005    (b)$12.486
        Ending Number of AUs................................  (a)107,427    (a)357,033
                                                              (b)3,241      (b)22,241
-----------------------------------------------------------------------------------------
  Technology (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$4.018     (a)$3.450
                                                              (b)$4.018     (b)$3.451
        End AUV.............................................  (a)$3.450     (a)$1.718
                                                              (b)$3.451     (b)$1.715
        Ending Number of AUs................................  (a)54,460     (a)138,692
                                                              (b)32,973     (b)66,335
-----------------------------------------------------------------------------------------
  Telecom Utility (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$12.848    (a)$11.507
                                                              (b)$12.848    (b)$11.516
        End AUV.............................................  (a)$11.507    (a)$8.627
                                                              (b)$11.516    (b)$8.613
        Ending Number of AUs................................  (a)26,250     (a)131,718
                                                              (b)2,786      (b)6,158
-----------------------------------------------------------------------------------------
  Worldwide High Income (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$14.490    (a)$14.301
                                                              (b)$14.490    (b)$14.287
        End AUV.............................................  (a)$14.301    (a)$13.999
                                                              (b)$14.287    (b)$13.949
        Ending Number of AUs................................  (a)1,808      (a)13,981
                                                              (b)500        (b)1,426
-----------------------------------------------------------------------------------------
  Lord Abbett Series Fund Growth and Income* (Inception Date - N/A)*
        Beginning AUV.......................................  (a)$--        (a)$--
                                                              (b)$--        (b)$--
        Ending AUV..........................................  (a)$--        (a)$--
                                                              (b)$--        (b)$--
        Ending Number of AUs................................  (a)--         (a)--
                                                              (b)--         (b)--
-----------------------------------------------------------------------------------------
  Van Kampen LIT Comstock, Class II Shares
    (Inception Date - 12/10/01)
        Beginning AUV.......................................  (a)$10.106    (a)$10.214
                                                              (b)$--        (b)$--
        End AUV.............................................  (a)$10.214    (a)$8.098
                                                              (b)$--        (b)$8.081
        Ending Number of AUs................................  (a)3,643      (a)143,852
                                                              (b)--         (b)24,918
-----------------------------------------------------------------------------------------
* Available for sale on or before July 1, 2003.
AUV - Accumulation Unit Value
AU - Accumulation Units
(a) Reflects AUV/AU without election of EstatePlus.
(b) Reflects AUV/AU with election of EstatePlus.

                                                                FISCAL         FISCAL
                                                                 YEAR           YEAR
                         PORTFOLIOS                            12/31/01       12/31/02
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Van Kampen LIT Emerging Growth, Class II Shares
    (Inception Date - 12/10/01)
        Beginning AUV.......................................  (a)$10.352    (a)$10.377
                                                              (b)$--        (b)$--
        End AUV.............................................  (a)$10.377    (a)$6.883
                                                              (b)$--        (b)$6.837
        Ending Number of AUs................................  (a)1,143      (a)125,151
                                                              (b)--         (b)22,249
-----------------------------------------------------------------------------------------
  Van Kampen LIT Growth and Income, Class II Shares
    (Inception Date - 1/25/02)
        Beginning AUV.......................................  (a)$--        (a)$10.556
                                                              (b)$--        (b)$10.549
        End AUV.............................................  (a)$--        (a)$8.857
                                                              (b)$--        (b)$8.833
        Ending Number of AUs................................  (a)--         (a)86,876
                                                              (b)--         (b)18,787
-----------------------------------------------------------------------------------------
  American Funds Global Growth (Inception Date - N/A)*
        Beginning AUV.......................................  (a)$--        (a)$--
                                                              (b)$--        (b)$--
        Ending AUV..........................................  (a)$--        (a)$--
                                                              (b)$--        (b)$--
        Ending Number of AUs................................  (a)--         (a)--
                                                              (b)--         (b)--
-----------------------------------------------------------------------------------------
  American Funds Growth (Inception Date - N/A)*
        Beginning AUV.......................................  (a)$--        (a)$--
                                                              (b)$--        (b)$--
        Ending AUV..........................................  (a)$--        (a)$--
                                                              (b)$--        (b)$--
        Ending Number of AUs................................  (a)--         (a)--
                                                              (b)--         (b)--
-----------------------------------------------------------------------------------------
  American Funds Growth-Income (Inception Date - N/A)*
        Beginning AUV.......................................  (a)$--        (a)$--
                                                              (b)$--        (b)$--
        Ending AUV..........................................  (a)$--        (a)$--
                                                              (b)$--        (b)$--
        Ending Number of AUs................................  (a)--         (a)--
                                                              (b)--         (b)--
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
* Available for sale on or before July 1, 2003.
AUV - Accumulation Unit Value
AU - Accumulation Units
(a) Reflects AUV/AU without election of EstatePlus.
(b) Reflects AUV/AU with election of EstatePlus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1. Purchase Payment Accumulation Option

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date or for any contracts issued in the State of Washington, regardless of age) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date or for any contracts issued in the State of Washington, regardless of age) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

The following table provides the details, if the Continuing Spouse is age 69 or younger on the Continuation Date:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Continuation
                                        Net Purchase Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------

If the Continuing Spouse is between their 70th and 81st birthdays on the Continuation Date, the table below shows the available EstatePlus benefit:

--------------------------------------------------------------
  CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH            PERCENTAGE       ESTATEPLUS PERCENTAGE
--------------------------------------------------------------
 All Contract       25% of earnings      40% of Continuation
  Years                                  Net Purchase
                                         Payments*
--------------------------------------------------------------

* Purchase Payments received after the 5(th) year following the Continuation Date must remain in the contract for at least six months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

          (1) equals the contract value on the Continuing Spouse's date of death;

          (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

            Date:  ---------------                 Signed:  ---------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                             (ANCHOR ADVISOR LOGO)

                                   PROSPECTUS

                                  MAY 1, 2003

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
Anchor Advisor Variable Annuity.              VARIABLE ANNUITY ACCOUNT FOUR
                                              The annuity has several investment choices -- DCA fixed
To learn more about the annuity               account option(s) and the Variable Portfolios. The
offered by this prospectus, you can           Variable Portfolios are part of the American Funds
obtain a copy of the Statement of             Insurance Series ("AFIS"), Anchor Series Trust ("AST"),
Additional Information ("SAI") dated          Lord Abbett Series Fund, Inc. ("LASF"), the SunAmerica
May 1, 2003. The SAI has been filed           Series Trust ("SAST") or the Van Kampen Life Investment
with the Securities and Exchange              Trust ("VKT").
Commission ("SEC") and is
incorporated by reference into this           STOCKS:
prospectus. The Table of Contents of              MANAGED BY ALLIANCEBERNSTEIN
the SAI appears in this prospectus.                 - Small & Mid Cap Value Portfolio              SAST
For a free copy of the SAI, call us               MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
at (800) 445-SUN2 or write to us at                 - Alliance Growth Portfolio                    SAST
our Annuity Service Center, P.O. Box                - Global Equities Portfolio                    SAST
54299, Los Angeles, California                      - Growth-Income Portfolio                      SAST
90054-0299.                                       MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
                                                    - American Funds Global Growth Portfolio       AFIS
In addition, the SEC maintains a                    - American Funds Growth Portfolio              AFIS
website (http://www.sec.gov) that                   - American Funds Growth-Income Portfolio       AFIS
contains the SAI, materials                       MANAGED BY DAVIS ADVISORS
incorporated by reference and other                 - Davis Venture Value Portfolio                SAST
information filed electronically with             MANAGED BY FEDERATED INVESTMENT COUNSELING
the SEC by AIG SunAmerica Life                      - Federated American Leaders Portfolio         SAST
Assurance Company.                                  - Telecom Utility Portfolio                    SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
ANNUITIES INVOLVE RISKS, INCLUDING                  - Goldman Sachs Research Portfolio             SAST
POSSIBLE LOSS OF PRINCIPAL, AND ARE               MANAGED BY LORD, ABBETT & CO.
NOT A DEPOSIT OR OBLIGATION OF, OR                  - Lord Abbett Series Fund Growth and Income
GUARANTEED OR ENDORSED BY, ANY BANK.          Portfolio                        LASF
THEY ARE NOT FEDERALLY INSURED BY THE             MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
FEDERAL DEPOSIT INSURANCE                           - Marsico Growth Portfolio                     SAST
CORPORATION, THE FEDERAL RESERVE                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
BOARD OR ANY OTHER AGENCY.                          - MFS Investors Trust Portfolio                SAST
                                                    - MFS Mid-Cap Growth Portfolio                 SAST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - International Growth and Income Portfolio    SAST
                                                    - Putnam Growth: Voyager Portfolio             SAST
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - Aggressive Growth Portfolio                  SAST
                                                    - Blue Chip Growth Portfolio                   SAST
                                                    - "Dogs" of Wall Street Portfolio              SAST
                                                    - Growth Opportunities Portfolio               SAST
                                                  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                    - Foreign Value Portfolio                      SAST
                                                  MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT
                                              INC.
                                                    - International Diversified Equities Portfolio SAST
                                                    - Technology Portfolio                         SAST
                                                    - Van Kampen LIT Comstock Portfolio,
                                                      Class II Shares                               VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio,
                                                      Class II Shares                               VKT
                                                    - Van Kampen LIT Growth and Income Portfolio,
                                                      Class II Shares                               VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                AST
                                                    - Growth Portfolio                              AST
                                                    - Natural Resources Portfolio                   AST
                                              BALANCED:
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                   SAST
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - SunAmerica Balanced Portfolio                SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                   SAST
                                              BONDS:
                                                  MANAGED BY FEDERATED INVESTORS L.P.
                                                    - Corporate Bond Portfolio                     SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
                                                    - Global Bond Portfolio                        SAST
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                    SAST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio              SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio         AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                    SAST

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF  THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
        A CRIMINAL OFFENSE.

                                       1.1

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 GLOSSARY....................................................     2
 HIGHLIGHTS..................................................     3
 FEE TABLES..................................................     4
       Owner Transaction Expenses............................     4
       Contract Maintenance Fee..............................     4
       Annual Separate Account Expenses......................     4
       Portfolio Expenses....................................     4
 EXAMPLES....................................................     5
 THE ANCHOR ADVISOR VARIABLE ANNUITY.........................     6
 PURCHASING AN ANCHOR ADVISOR VARIABLE
   ANNUITY...................................................     6
       Allocation of Purchase Payments.......................     7
       Accumulation Units....................................     7
       Free Look.............................................     7
       Exchange Offers.......................................     7
 INVESTMENT OPTIONS..........................................     8
       Variable Portfolios...................................     8
           American Funds Insurance Series...................     8
           Anchor Series Trust...............................     8
           Lord Abbett Series Fund, Inc. ....................     8
           SunAmerica Series Trust...........................     8
           Van Kampen Life Investment Trust..................     8
           Asset Allocation Program..........................     9
       Fixed Account Options.................................    10
       Transfers During the Accumulation Phase...............    10
       Dollar Cost Averaging Program.........................    11
       Asset Allocation Rebalancing..........................    12
       Voting Rights.........................................    12
       Substitution..........................................    12
 ACCESS TO YOUR MONEY........................................    12
       Systematic Withdrawal Program.........................    13
       Minimum Contract Value................................    13
 DEATH BENEFIT...............................................    13
       Option 1 - Purchase Payment Accumulation Option.......    14
       Option 2 - Maximum Anniversary Option.................    14
       EstatePlus............................................    14
       Spousal Continuation..................................    15
 EXPENSES....................................................    15
       Separate Account Charges..............................    15
       Investment Charges....................................    16
       12b-1 Fees............................................    16
       Transfer Fee..........................................    16
       Optional EstatePlus Fee...............................    16
       Premium Tax...........................................    16
       Income Taxes..........................................    16
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    16
 INCOME OPTIONS..............................................    16
       Annuity Date..........................................    16
       Income Options........................................    17
       Fixed or Variable Income Payments.....................    17
       Income Payments.......................................    17
       Transfers During the Income Phase.....................    18
       Deferment of Payments.................................    18
 TAXES.......................................................    18
       Annuity Contracts in General..........................    18
       Tax Treatment of Distributions - Non-Qualified
       Contracts.............................................    18
       Tax Treatment of Distributions - Qualified
       Contracts.............................................    18
       Minimum Distributions.................................    19
       Tax Treatment of Death Benefits.......................    19
       Contracts Owned by a Trust or Corporation.............    20
       Gifts, Pledges and/or Assignments of a Contract.......    20
       Diversification and Investor Control..................    20
 PERFORMANCE.................................................    20
 OTHER INFORMATION...........................................    21
       AIG SunAmerica Life...................................    21
       The Separate Account..................................    21
       The General Account...................................    21
       Distribution of the Contract..........................    21
       Administration........................................    21
       Legal Proceedings.....................................    21
       Ownership.............................................    21
       Additional Information................................    22
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 22
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL
   CONTINUATION..............................................   B-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - AIG SunAmerica Life Assurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the American Funds Insurance Series, Anchor
 Series Trust, Lord Abbett Series Fund, Inc., the SunAmerica Series
 Trust and the Van Kampen Life Investment Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 American Funds Insurance Series, Anchor Series Trust, Lord Abbett
 Series Fund, Inc., the SunAmerica Series Trust and the Van Kampen
 Life Investment Trust.

Anchor National Life Insurance Company changed its name to AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life") on March 1, 2003. Please keep in mind, this is a name change only and will not affect the substance of your contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 AIG SUNAMERICA LIFE OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES, AND EXPENSES. WHEN WORKING WITH
  YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND
  THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR
                      LONG-TERM RETIREMENT SAVINGS GOALS.

The Anchor Advisor Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. We deduct insurance charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. Please see the FEE TABLE, PURCHASING A ANCHOR ADVISOR VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract, call your financial advisor or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number:
(800) 445-SUN2.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING
     THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE
                              RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

Withdrawal Charges....  None

TRANSFER FEE..........  No charge for the first 15 transfers each contract year; thereafter, the fee
                        is $25 ($10 in Pennsylvania and Texas)
                        per transfer

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE
    None

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

    Mortality and Expense Risk Fees.......................  1.37%
    Distribution Expense Fee..............................  0.15%
    Optional EstatePlus Fee(2)............................  0.25%
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.77%
                                                            =====

   (2) EstatePlus, an enhanced death benefit feature is optional. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                               PORTFOLIO EXPENSES

         TOTAL ANNUAL UNDERLYING PORTFOLIO EXPENSES           MINIMUM   MAXIMUM
         ------------------------------------------           -------   -------
(expenses that are deducted from underlying portfolios of
the Trusts, including management fees, other expenses and
12b-1 fees, if applicable)..................................   0.52%     2.38%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, separate account annual expenses, fees for optional features and expenses of the underlying portfolios of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.77% (INCLUDING ESTATEPLUS) AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 2.38%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional EstatePlus feature:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $417    $1,261    $2,120     $4,331
-------------------------------------
-------------------------------------

(2) If you do not surrender your contract and you elect the optional EstatePlus feature:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $417    $1,261    $2,120     $4,331
-------------------------------------
-------------------------------------

(3) If you annuitize your contract:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $392    $1,189    $2,004     $4,121
-------------------------------------
-------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL CHARGES OF 1.52% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.52%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $207    $  640    $1,098     $2,369
-------------------------------------
-------------------------------------

(2) If you do not surrender your contract and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $207     $640     $1,098     $2,369
-------------------------------------
-------------------------------------

(3) If you annuitize your contract:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $207     $640     $1,098     $2,369
-------------------------------------
-------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the separate account (contract level) as well as total annual underlying portfolio expenses. The underlying portfolio expenses used to calculate the maximum expense examples are estimated because the underlying portfolio was not available for the entire fiscal year. Additional information on the portfolio company fees can be found in the accompanying Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume a separate account expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

3. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

            THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN
                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                      THE ANCHOR ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

The contract also offers DCA fixed account option(s). The fixed account option earns interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account option, the amount of money that accumulates in the contract depends on the total interest credited to the fixed account option.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 7.

AIG SunAmerica Life issues the Anchor Advisor Variable Annuity. When you purchase an Anchor Advisor Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation ("AIG").

----------------------------------------------------------------
----------------------------------------------------------------
                 PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract. Prior company approval is required to accept Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, prior Company approval is required to accept Purchase Payments greater than $250,000. The Company reserves the right to refuse Purchase Payments including one which would cause Total Purchase Payments to exceed $1,000,000 and for contracts owned by a non-natural owner, $250,000 at the time of the Purchase Payment. We reserve the right to change the amount at which pre-approval is required at any time. Further, We reserve the right to aggregate all contracts having the same owner and/or annuitants' social security or federal tax identification number for purposes of determining which contracts and/or Purchase Payments require Company pre-approval. Also, the optional automatic payment plan allows you to make subsequent

Purchase Payments of as little as $100 after the initial Purchase Payment amount is met.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 90. You may not elect the EstatePlus benefit if you are age 81 or older at time of contract issue.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, we must receive your completed application and/or Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. If you decide to cancel your contract during the free look period, generally we refund to you the value of your contract on the day we receive your request. The amount refunded to you may be more or less than your original investment.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period. If you cancel your contract during the free look period, we return your Purchase Payment or the value of your contract, whichever is larger. At the end of the free look period, we allocate your money according to your instructions.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in shares of the Trusts below. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by AIG SunAmerica Life, and other affiliated/unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. Each Trust's advisers monitors for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:

     AMERICAN FUNDS INSURANCE SERIES

Capital Research and Management Company provides investment advice for the American Funds Insurance Series ("AFIS") portfolios. American Funds Insurance Series contain investment portfolios in addition to those listed here that are not available for investment under this contract.

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust ("AST") portfolios. Anchor Series Trust has Variable Portfolios in addition to those listed below which are not available for investment under the contract.

     LORD ABBETT SERIES FUND, INC.

Lord Abbett & Co. provides investment advice for the Lord Abbett Series Fund, Inc. portfolios. Lord Abbett Series Fund, Inc. ("LASF") contains investment portfolios in addition to those listed below that are not available for investment under this contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust ("SAST") portfolios. SunAmerica Series Trust contains Variable Portfolios in addition to those listed below which are not available for investment under this contract.

     VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Asset Management Inc. provides investment advice for the Van Kampen Life Investment Trust ("VKT") portfolios. Van Kampen Life Investment Trust contains investment portfolios in addition to those listed here which are not available for investment under this contract.
STOCKS:
  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

      - Aggressive Growth Portfolio                                         SAST
      - Blue Chip Growth Portfolio                                          SAST
      - "Dogs" of Wall Street Portfolio                                     SAST
      - Growth Opportunities Portfolio                                      SAST

  MANAGED BY ALLIANCEBERNSTEIN

      - Small & Mid Cap Value Portfolio*                                    SAST

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

      - Alliance Growth Portfolio                                           SAST
      - Global Equities Portfolio                                           SAST
      - Growth-Income Portfolio                                             SAST

  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY

      - American Funds Global Growth Portfolio*                             AFIS
      - American Funds Growth Portfolio*                                    AFIS
      - American Funds Growth-Income Portfolio*                             AFIS

  MANAGED BY DAVIS ADVISORS

      - Davis Venture Value Portfolio                                       SAST

  MANAGED BY FEDERATED INVESTMENT COUNSELING

      - Federated American Leaders Portfolio                                SAST
      - Telecom Utility Portfolio                                           SAST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Goldman Sachs Research Portfolio                                    SAST

  MANAGED BY LORD, ABBETT & CO.

      - Lord Abbett Series Fund Growth and Income Portfolio*                LASF

  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
      - Marsico Growth Portfolio*                                           SAST

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

      - MFS Massachusetts Investors Trust Portfolio                         SAST
      - MFS Mid-Cap Growth Portfolio                                        SAST

 MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC

      - International Growth and Income Portfolio                           SAST
      - Putnam Growth: Voyager Portfolio                                    SAST

  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC

      - Foreign Value Portfolio*                                            SAST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
      - Natural Resources Portfolio                                          AST

  MANAGED BY VAN KAMPEN ASSET MANAGEMENT INC.

      - International Diversified Equities Portfolio                        SAST
      - Technology Portfolio                                                SAST
      - Van Kampen LIT Comstock Portfolio, Class II Shares*                  VKT
      - Van Kampen LIT Emerging Growth Portfolio, Class II Shares*           VKT
      - Van Kampen LIT Growth and Income Portfolio, Class II Shares*         VKT

BALANCED:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

      - SunAmerica Balanced Portfolio                                       SAST

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

      - MFS Total Return Portfolio*                                         SAST

  MANAGED BY WM ADVISORS, INC.

      - Asset Allocation Portfolio                                          SAST

BONDS:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

      - High-Yield Bond Portfolio                                           SAST

  MANAGED BY FEDERATED INVESTORS L.P.

      - Corporate Bond Portfolio                                            SAST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Global Bond Portfolio                                               SAST

  MANAGED BY VAN KAMPEN

      - Worldwide High Income Portfolio                                     SAST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

      - Government and Quality Bond Portfolio                                AST

CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC

      - Cash Management Portfolio                                           SAST

* This Variable Portfolio is not available as of the date of this prospectus but will be made available for investment on or before July 1, 2003. Please check with your financial representative regarding availability.

YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

ASSET ALLOCATION PROGRAM

    PROGRAM DESCRIPTION

The asset allocation program is offered to help you diversify your investment across various asset classes.

Each of the models is comprised of a carefully selected combination of Variable Portfolios with allocation amongst the various asset classes based on historical asset class performance to meet stated investment time horizons and risk tolerances.

    ENROLLING IN THE PROGRAM

You may enroll in the program by selecting the model as well as any program options on the product application form. If you already own a policy, you must complete and submit a program election form. You and your financial advisor determine the model most appropriate for you. You may discontinue investment in the program at any time with a written request, telephone or internet instructions, subject to our rules.

You may also choose to invest gradually into a model through the dollar cost averaging program. You may only invest in one model at a time. You may invest in investment options outside your selected model but only in those Variable Portfolios that are not utilized in the model you selected. A transfer into or out of one of the Variable Portfolios in your model, outside of the specifications in the model will effectively terminate your participation in the program.

Currently, there is no fee for participating in this program.

    WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected model unless otherwise instructed by you. If you choose to make a non-proportional withdrawal from the Variable Portfolio in the model, your investment may no longer be consistent with the model's intended objectives.

Withdrawals may be subject to a withdrawal charge. Withdrawals may be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

    KEEPING YOUR PROGRAM ON TARGET

    REBALANCING

You can elect to have your contract rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those investment options within each model will be rebalanced. An investment not included in the model can not be rebalanced.

    ANNUAL RE-EVALUATION

Each year, on or about March 31, the allocations in every model are re-evaluated and updated to assure that the investment objectives remain consistent. The percentage allocations within each model may change and investment options may be added to or deleted from a model as a result of the annual re-evaluation. You must select the annual re-evaluation option on the product application or program enrollment form to participate in this aspect of the program. Some broker-dealers require that this option be selected each year. Please check with your financial representative.

    IMPORTANT INFORMATION

Using an asset allocation methodology does not guarantee greater or more consistent returns. Historical market and asset class performance may differ in the future from the historical performance upon which the models are built. Also, allocation to a single asset class may outperform a model, so that you could have been better off in an investment option or options representing a single asset class than in a model. However, such a strategy involves a greater degree of risk because of the concentration of like securities in a single asset class.

The models represent suggested allocations which are provided as general guidance. You should work with your financial representative to assist you in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk comfort level. Information concerning the specific models can be obtained from your financial representative.

WE HAVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ASSET ALLOCATION PROGRAM AT ANY TIME.

FIXED ACCOUNT OPTIONS

Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in Our sole discretion and We reserve the right to change the FAGPs that We make available at any time, unless state law requires Us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.

There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

- Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

- Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

- Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact Us within 30 days after the end of the current interest guarantee period and instruct Us as to where you would like the money invested. We do not contact you. If We do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.

All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if we are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING below for more details.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the DCA fixed accounts ("DCAFA"), if available. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in Our sole discretion and We reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING below for more information.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account option. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

Subject to certain rules, you may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through SunAmerica's website (http://www.aigsunamerica.com). We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the asset allocation rebalancing program do not count against your 15 free transfers.

We may accept transfer requests by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request in excess of 15 transfers per contract year must be submitted in writing by U.S. mail. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. We will process any transfer request as of the day we receive it, if received before close of the New York Stock Exchange ("NYSE"), generally at 1:00 p.m. PST. If the transfer request is received after the close of the NYSE, the request will be processed on the next business day.

Transfer requests required to be submitted by U.S. mail can only be cancelled in writing by U.S. mail. We will process a cancellation request only if it is received prior to or simultaneous with the original transfer request.

This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These market timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

Regardless of the number of transfers you have made, we will monitor and upon written notification, we may terminate your transfer privileges, if we determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors we will consider include:

- the dollar amount of the transfer;

- the total assets of the Variable Portfolio involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the DCAFAs (source account) to any other Variable Portfolio (target account). Transfers may occur on certain periodic schedules such as monthly or weekly count against your 15 free transfers per contract year. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. The fixed account option is not available as a target account for the DCA program. Currently, there is no charge for participating in the DCA program.

We may offer DCAFAs exclusively to facilitate the DCA program for a specified time period. The DCAFA only accepts new Purchase Payments. You cannot transfer money already in your contract into the DCAFAs. If you allocate a Purchase Payment into the DCAFAs, we transfer all your money into the Variable Portfolios over the selected time period at the offered frequency of your choosing. You cannot change the frequency of transfers once selected.

You may terminate the DCA program at any time. If money remains in the DCAFAs, we transfer the remaining money according to your instructions or to your current allocation on file. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six months. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
    MONTH           UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. Currently, there is no fee for participating in the Asset Rebalancing Program.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

Under most circumstances, the partial withdrawals minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $100 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                  DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefit options described below. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

The term Net Purchase Payment is used frequently in explaining the death benefit options and EstatePlus benefit below. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue or for any contracts issued in the State of Washington, regardless of the issue age) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of the Gross Withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue or for any contracts issued in the State of Washington, regardless of the issue age) plus any purchase payments recorded after the date of death; and reduced for each Gross Withdrawal recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.
OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Option, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this Option if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The Death Benefit on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

ESTATEPLUS

EstatePlus is an optional benefit that, if selected, may increase your death benefit amount.

If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Percentage.

The table below provides the details if you are age 69 or younger at the time we issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthdays at the time we issue your contract the table below shows the available EstatePlus benefit:

---------------------------------------------------------------
                                                  MAXIMUM
    CONTRACT YEAR           ESTATEPLUS           ESTATEPLUS
      OF DEATH              PERCENTAGE           PERCENTAGE
---------------------------------------------------------------
 All Contract Years     25% of earnings      40% of Net
                                             Purchase Payments*
---------------------------------------------------------------

* Purchase Payments received after the 5(th) contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a 0.25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not payable after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS BELOW.

EstatePlus may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix C.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the latest Annuity Date, no EstatePlus benefit will be payable. The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX C FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

----------------------------------------------------------------
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                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT CHARGES

The Company deducts a mortality and expense risk charge in the amount of 1.52% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The separate account charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including distribution, depending upon market conditions.

  OTHER REVENUE

We may receive compensation of up to 0.40% from the investment advisers of the underlying investments of the Trusts for services related to the underlying investments of the Trusts.

INVESTMENT CHARGES

  Investment Management Fee

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. For more detailed information on these investment charges, refer to the accompanying prospectuses for the Trusts.

  12B-1 FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust ("SAST"), under the distribution plan which is applicable to Class 1 and 2 shares, recaptured brokerage commissions will be used to make payments to SunAmerica Capital Services, Inc., the SAST's Distributor, to pay for various distribution activities on behalf of the SAST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.

In addition, the 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series and Class 3 of the Anchor Series Trust and SunAmerica Series Trust is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Investment Charges, refer to the prospectuses for the underlying portfolios.

TRANSFER FEE

We generally permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ABOVE.

OPTIONAL ESTATEPLUS FEE

We charge 0.25% for the EstatePlus feature. On a daily basis we deduct this charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract ranging from 0% to 3.5%. We deduct these premium tax charges from your contract, when applicable. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX B provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica Life may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers, its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as discussed under Option 5 below, after your income payments begin you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

Currently, this Contract offers five standard income options. Other payout options maybe available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

    OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, AIG SunAmerica Life guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and in most states, if a non-qualified contract, your gender, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. See also ACCESS TO YOUR MONEY for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

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                                      TAXES
----------------------------------------------------------------
----------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In case of certain qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own an IRA, you must begin taking distributions when you attain age 70- 1/2 regardless of when you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.
You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS has issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the new regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not AIG SunAmerica Life, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Nonqualified Contract , could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                                   PERFORMANCE
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We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

AIG SunAmerica Life may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch Ratings. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch Ratings, ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

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                                OTHER INFORMATION
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AIG SUNAMERICA LIFE

AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corp. and the AIG Advisors Group, Inc. (comprising seven wholly owned broker-dealers and two investment advisors), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, premium finance and broker-dealer services.

THE SEPARATE ACCOUNT

AIG SunAmerica Life established a separate account, Variable Annuity Account Four ("separate account"), under California law on November 8, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of AIG SunAmerica Life. Assets in the separate account are not guaranteed by AIG SunAmerica Life.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We pay an initial commission of up to 7% of your Purchase Payments. We may also pay an annual trail commission of up to 1.50% quarterly as early as the second contract year. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments. No underwriting fees are paid in connection with the distribution of the contract.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, or with respect to the separate account.

OWNERSHIP

The Anchor Advisor Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

ADDITIONAL INFORMATION

AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registrations statement and its exhibits. For further information regarding the separate account, AIG SunAmerica Life and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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
Separate Account..............................      3
General Account...............................      4
Performance Data..............................      4
Income Payments...............................      8
Annuity Unit Values...........................      8
Death Benefit Options for Contracts Issued         11
  Before October 24, 2001.....................
Taxes.........................................     13
Distribution of Contracts.....................     17
Financial Statements..........................     17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    INCEPTION       FISCAL       FISCAL       FISCAL          FISCAL            FISCAL
                                        TO           YEAR         YEAR         YEAR            YEAR              YEAR
           PORTFOLIOS                12/31/97      12/31/98     12/31/99     12/31/00        12/31/01          12/31/02
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 8/27/96)
        Beginning AUV............  $16.67         $21.69       $26.11       $43.17        (a) $39.336       (a) $33.864
                                                                                          (b) $33.269       (b) $33.775
        End AUV..................  $21.69         $26.11       $43.17       $39.34        (a) $33.864       (a) $25.794
                                                                                          (b) $33.775       (b) $25.662
        Ending Number of AUs.....  573,130        1,213,172    1,886,515    2,271,452     (a) 2,269,004     (a) 1,854,892
                                                                                          (b) 29,640        (b) 43,419
--------------------------------------------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 9/16/96)
        Beginning AUV............  $11.47         $12.75       $13.70       $13.28        (a) $14.557       (a) $15.330
                                                                                          (b) $14.849       (b) $15.292
        End AUV..................  $12.75         $13.70       $13.28       $14.56        (a) $15.330       (a) $16.504
                                                                                          (b) $15.292       (b) $16.423
        Ending Number of AUs.....  319,183        1,357,580    1,815,032    2,400,153     (a) 2,871,304     (a) 3,727,652
                                                                                          (b) 51,435        (b) 75,513
--------------------------------------------------------------------------------------------------------------------------
  Growth (Inception Date - 9/12/96)
        Beginning AUV............  $14.31         $20.54       $26.09       $32.61        (a) $31.785       (a) $27.208
                                                                                          (b) $26.441       (b) $27.144
        End AUV..................  $20.54         $26.09       $32.61       $31.78        (a) $27.208       (a) $20.859
                                                                                          (b) $27.144       (b) $20.757
        Ending Number of AUs.....  349,685        723,131      1,118,706    1,536,284     (a) 1,624,286     (a) 1,255,588
                                                                                          (b) 12,570        (b) 12,858
--------------------------------------------------------------------------------------------------------------------------
  Natural Resources (Inception Date - 9/12/96)
        Beginning AUV............  $11.56         $11.01       $8.96        $12.50        (a) $14.706       (a) $14.327
                                                                                          (b) $15.450       (b) $14.289
        End AUV..................  $11.01         $8.96        $12.50       $14.71        (a) $14.327       (a) $15.293
                                                                                          (b) $14.289       (b) $15.218
        Ending Number of AUs.....  150,500        184,017      192,519      275,147       (a) 291,991       (a) 345,600
                                                                                          (b) 258           (b) 3,543
--------------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 8/29/96)
        Beginning AUV............  $9.26          $11.55       $13.36       $24.30        (a) $20.283       (a) $13.648
                                                                                          (b) $17.073       (b) $13.621
        End AUV..................  $11.55         $13.36       $24.30       $20.28        (a) $13.648       (a) $10.123
                                                                                          (b) $13.621       (b) $10.078
        Ending Number of AUs.....  409,605        617,169      1,027,840    1,863,260     (a) 1,549,152     (a) 1,113,813
                                                                                          (b) 2,901         (b) 3,336
--------------------------------------------------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 9/12/96)
        Beginning AUV............  $16.39         $24.71       $37.04       $48.56        (a) $38.509       (a) $32.621
                                                                                          (b) $32.000       (b) $32.541
        End AUV..................  $24.71         $37.04       $48.56       $38.51        (a) $32.621       (a) $22.076
                                                                                          (b) $32.541       (b) $21.966
        Ending Number of AUs.....  741,769        2,011,482    3,077,398    3,681,824     (a) 3,468,395     (a) 2,495,614
                                                                                          (b) 24,593        (b) 23,197
--------------------------------------------------------------------------------------------------------------------------
  Asset Allocation (Inception Date - 9/16/96)
        Beginning AUV............  $13.75         $18.06       $18.37       $19.81        (a) $19.448       (a) $18.614
                                                                                          (b) $19.178       (b) $18.582
        End AUV..................  $18.06         $18.37       $19.81       $19.45        (a) $18.614       (a) $16.951
                                                                                          (b) $18.582       (b) $16.881
        Ending Number of AUs.....  949,305        1,848,466    1,713,807    1,650,332     (a) 1,700,036     (a) 1,804,886
                                                                                          (b) 4,093         (b) 14,688
--------------------------------------------------------------------------------------------------------------------------

                    * Available for sale on or before July 1, 2003.
                    AUV - Accumulation Unit Value
                    AU - Accumulation Units
                    (a) - Reflects AUV/AU without election of EstatePlus
                    (b) - Reflects AUV/AU with election of EstatePlus

                                    INCEPTION       FISCAL       FISCAL       FISCAL          FISCAL            FISCAL
                                        TO           YEAR         YEAR         YEAR            YEAR              YEAR
           PORTFOLIOS                12/31/97      12/31/98     12/31/99     12/31/00        12/31/01          12/31/02
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 1/24/01)
        Beginning AUV............  --             --           --           --            (a) $8.759        (a) $6.692
                                                                                          (b) $8.066        (b) $6.674
        End AUV..................  --             --           --           --            (a) $6.692        (a) $4.661
                                                                                          (b) $6.674        (b) $4.637
        Ending Number of AUs.....  --             --           --           --            (a) 84,737        (a) 219,074
                                                                                          (b) 14,912        (b) 24,894
--------------------------------------------------------------------------------------------------------------------------
  Cash Management (Inception Date - 9/5/96)
        Beginning AUV............  $10.95         $11.47       $11.87       $12.25        (a) $12.793       (a) $13.062
                                                                                          (b) $12.882       (b) $13.028
        End AUV..................  $11.47         $11.87       $12.25       $12.79        (a) $13.062       (a) $13.040
                                                                                          (b) $13.028       (b) $12.976
        Ending Number of AUs.....  528,132        2,559,027    4,829,410    16,309,364    (a) 15,479,712    (a) 7,100,813
                                                                                          (b) 63,268        (b) 41,598
--------------------------------------------------------------------------------------------------------------------------
  Corporate Bond (Inception Date - 9/23/96)
        Beginning AUV............  $11.13         $12.64       $13.19       $12.76        (a) $13.190       (a) $13.972
                                                                                          (b) $13.674       (b) $13.933
        End AUV..................  $12.64         $13.19       $12.76       $13.20        (a) $13.972       (a) $14.788
                                                                                          (b) $13.933       (b) $14.709
        Ending Number of AUs.....  192,290        880,027      1,120,278    1,064,255     (a) 1,282,670     (a) 1,250,457
                                                                                          (b) 29,323        (b) 41,384
--------------------------------------------------------------------------------------------------------------------------
  Davis Venture Value (Inception Date - 8/27/96)
        Beginning AUV............  $14.43         $21.76       $24.38       $27.88        (a) $30.052       (a) $26.245
                                                                                          (b) $25.322       (b) $26.176
        End AUV..................  $21.76         $24.38       $27.88       $30.05        (a) $26.245       (a) $21.522
                                                                                          (b) $26.176       (b) $21.413
        Ending Number of AUs.....  1,593,009      3,095,903    3,806,242    4,463,968     (a) 4,522,372     (a) 3,853,665
                                                                                          (b) 40,065        (b) 49,296
--------------------------------------------------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date - 4/1/98)
        Beginning AUV............  --             $10.00       $9.82        $8.98         (a) $9.122        (a) $9.692
                                                                                          (b) $9.388        (b) $9.668
        End AUV..................  --             $9.82        $8.99        $9.12         (a) $9.692        (a) $8.920
                                                                                          (b) $9.668        (b) $8.875
        Ending Number of AUs.....  --             1,075,745    1,121,165    717,936       (a) 798,044       (a) 853,991
                                                                                          (b) 3,074         (b) 5,948
--------------------------------------------------------------------------------------------------------------------------
  Federated American Leaders (Inception Date - 9/16/96)
        Beginning AUV............  $9.63          $13.90       $16.14       $16.89        (a) $17.029       (a) $16.381
                                                                                          (b) $15.775       (b) $16.335
        End AUV..................  $13.90         $16.14       $16.89       $17.03        (a) $16.381       (a) $12.944
                                                                                          (b) $16.335       (b) $12.875
        Ending Number of AUs.....  292,403        735,956      1,055,045    1,161,002     (a) 1,377,996     (a) 1,436,161
                                                                                          (b) 7,643         (b) 13,372
--------------------------------------------------------------------------------------------------------------------------
  Foreign Value (Inception Date - N/A)*
        Beginning AUV............  --             --           --           --                --                --
        Ending AUV...............  --             --           --           --                --                --
        Ending Number of AUs.....  --             --           --           --                --                --
--------------------------------------------------------------------------------------------------------------------------
  Global Bond (Inception Date -
    9/4/96)
        Beginning AUV............  $11.61         $13.24       $14.45       $14.09        (a) $15.158       (a) $15.678
                                                                                          (b) $15.629       (b) $15.639
        End AUV..................  $13.24         $14.45       $14.09       $15.16        (a) $15.678       (a) $16.361
                                                                                          (b) $15.639       (b) $16.279
        Ending Number of AUs.....  220,299        399,930      391,261      419,379       (a) 426,778       (a) 365,051
                                                                                          (b) 208           (b) 598
--------------------------------------------------------------------------------------------------------------------------

                    * Available for sale on or before July 1, 2003.
                    AUV - Accumulation Unit Value
                    AU - Accumulation Units
                    (a) - Reflects AUV/AU without election of EstatePlus
                    (b) - Reflects AUV/AU with election of EstatePlus

                                    INCEPTION       FISCAL       FISCAL       FISCAL          FISCAL            FISCAL
                                        TO           YEAR         YEAR         YEAR            YEAR              YEAR
           PORTFOLIOS                12/31/97      12/31/98     12/31/99     12/31/00        12/31/01          12/31/02
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 8/27/96)
        Beginning AUV............  $14.13         $17.03       $20.60       $26.57        (a) $21.654       (a) $17.472
                                                                                          (b) $19.803       (b) $17.425
        End AUV..................  $17.03         $20.60       $26.57       $21.65        (a) $17.472       (a) $12.588
                                                                                          (b) $17.425       (b) $12.524
        Ending Number of AUs.....  342,337        657,968      1,566,813    1,474,898     (a) 1,339,247     (a) 929,945
                                                                                          (b) 4,681         (b) 7,913
--------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date - 1/9/01)
        Beginning AUV............  --             --           --           --            (a) $9.332        (a) $7.173
                                                                                          (b) $9.103        (b) $7.154
        End AUV..................  --             --           --           --            (a) $7.173        (a) $5.080
                                                                                          (b) $7.154        (b) $5.054
        Ending Number of AUs.....  --             --           --           --            (a) 179,926       (a) 213,444
                                                                                          (b) 32,029        (b) 29,747
--------------------------------------------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 9/6/96)
        Beginning AUV............  $14.27         $21.77       $28.03       $35.91        (a) $32.417       (a) $26.847
                                                                                          (b) $27.698       (b) $26.783
        End AUV..................  $21.77         $28.03       $35.91       $32.42        (a) $26.847       (a) $20.850
                                                                                          (b) $26.783       (b) $20.748
        Ending Number of AUs.....  968,033        2,191,913    3,293,412    3,966,323     (a) 3,750,334     (a) 3,040,385
                                                                                          (b) 13,812        (b) 19,928
--------------------------------------------------------------------------------------------------------------------------
  Growth Opportunities (Inception Date - 1/4/01)
        Beginning AUV............  --             --           --           --            (a) $8.579        (a) $5.807
                                                                                          (b) $6.988        (b) $5.798
        End AUV..................  --             --           --           --            (a) $5.807        (a) $3.443
                                                                                          (b) $5.798        (b) $3.429
        Ending Number of AUs.....  --             --           --           --            (a) 57,138        (a) 147,919
                                                                                          (b) 1,528         (b) 3,319
--------------------------------------------------------------------------------------------------------------------------
  High-Yield Bond (Inception Date - 9/23/96)
        Beginning AUV............  $12.46         $14.83       $14.18       $14.87        (a) $13.279       (a) $12.511
                                                                                          (b) $13.522       (b) $12.489
        End AUV..................  $14.83         $14.18       $14.87       $13.28        (a) $12.511       (a) $11.607
                                                                                          (b) $12.489       (b) $11.564
        Ending Number of AUs.....  542,769        1,090,941    1,161,206    1,150,554     (a) 1,205,175     (a) 1,079,944
                                                                                          (b) 13,903        (b) 18,915
--------------------------------------------------------------------------------------------------------------------------
  International Diversified Equities (Inception
    Date - 9/12/96)
        Beginning AUV............  $10.61         $11.82       $13.79       $16.92        (a) $13.614       (a) $10.196
                                                                                          (b) $12.109       (b) $10.162
        End AUV..................  $11.82         $13.79       $16.92       $13.61        (a) $10.196       (a) $7.175
                                                                                          (b) $10.162       (b) $7.140
        Ending Number of AUs.....  874,983        1,544,767    3,129,678    2,232,319     (a) 2,962,441     (a) 2,588,862
                                                                                          (b) 9,943         (b) 818
--------------------------------------------------------------------------------------------------------------------------
  International Growth & Income (Inception Date - 1/5/01)
        Beginning AUV............  --             --           --           --            (a) $13.980       (a) $10.743
                                                                                          (b) $12.558       (b) $10.713
        End AUV..................  --             --           --           --            (a) $10.743       (a) $8.367
                                                                                          (b) $10.713       (b) $8.322
        Ending Number of AUs.....  --             --           --           --            (a) 540,811       (a) 361,014
                                                                                          (b) 12,893        (b) 12,733
--------------------------------------------------------------------------------------------------------------------------
  Marsico Growth (Inception Date - N/A)*
        Beginning AUV............  --             --           --           --                --                --
        Ending AUV...............  --             --           --           --                --                --
        Ending Number of AUs.....  --             --           --           --                --                --
--------------------------------------------------------------------------------------------------------------------------

                    * Available for sale on or before July 1, 2003.
                    AUV - Accumulation Unit Value
                    AU - Accumulation Units
                    (a) - Reflects AUV/AU without election of EstatePlus
                    (b) - Reflects AUV/AU with election of EstatePlus

                                    INCEPTION       FISCAL       FISCAL       FISCAL          FISCAL            FISCAL
                                        TO           YEAR         YEAR         YEAR            YEAR              YEAR
           PORTFOLIOS                12/31/97      12/31/98     12/31/99     12/31/00        12/31/01          12/31/02
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust (Inception Date - 1/3/01)
        Beginning AUV............  --             --           --           --            (a) $23.098       (a) $19.203
                                                                                          (b) $19.550       (b) $19.159
        End AUV..................  --             --           --           --            (a) $19.203       (a) $14.944
                                                                                          (b) $19.159       (b) $14.872
        Ending Number of AUs.....  --             --           --           --            (a) 194,759       (a) 308,531
                                                                                          (b) 16,776        (b) 25,647
--------------------------------------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date - 1/2/01)
        Beginning AUV............  --             --           --           --            (a) $16.649       (a) $13.420
                                                                                          (b) $16.262       (b) $13.385
        End AUV..................  --             --           --           --            (a) $13.420       (a) $6.982
                                                                                          (b) $13.385       (b) $6.947
        Ending Number of AUs.....  --             --           --           --            (a) 337,250       (a) 412,156
                                                                                          (b) 24,177        (b) 30,661
--------------------------------------------------------------------------------------------------------------------------
  MFS Total Return (Inception Date - N/A)*
        Beginning AUV............  --             --           --           --                --                --
        End AUV..................  --             --           --           --                --                --
        Ending Number of AUs.....  --             --           --           --                --                --
--------------------------------------------------------------------------------------------------------------------------
  Putnam Growth Voyager (Inception Date - 1/4/01)
        Beginning AUV............  --             --           --           --            (a) $25.118       (a) $19.097
                                                                                          (b) $22.169       (b) $19.049
        End AUV..................  --             --           --           --            (a) $19.097       (a) $13.832
                                                                                          (b) $19.049       (b) $13.764
        Ending Number of AUs.....  --             --           --           --            (a) 85,953        (a) 99,343
                                                                                          (b) 3,731         (b) 4,001
--------------------------------------------------------------------------------------------------------------------------
  Small and Mid Cap Value (Inception Date - N/A)*
        Beginning AUV............  --             --           --           --                --                --
                                                                                              --                --
        End AUV..................  --             --           --           --                --                --
                                                                                              --                --
        Ending Number of AUs.....  --             --           --           --                --                --
                                                                                              --                --
--------------------------------------------------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 9/16/96)
        Beginning AUV............  $10.12         $13.42       $16.47       $19.69        (a) $17.561       (a) $15.021
                                                                                          (b) $16.318       (b) $14.988
        End AUV..................  $13.42         $16.47       $19.69       $17.56        (a) $15.021       (a) $12.550
                                                                                          (b) $14.988       (b) $12.491
        Ending Number of AUs.....  325,748        1,400,997    2,491,907    2,948,892     (a) 2,982,720     (a) 2,302,709
                                                                                          (b) 7,505         (b) 15,203
--------------------------------------------------------------------------------------------------------------------------
  Technology (Inception Date - 1/9/01)
        Beginning AUV............  --             --           --           --            (a) $5.986        (a) $3.452
                                                                                          (b) $4.505        (b) $3.444
        End AUV..................  --             --           --           --            (a) $3.452        (a) $1.722
                                                                                          (b) $3.444        (b) $1.714
        Ending Number of AUs.....  --             --           --           --            (a) 452,103       (a) 477,205
                                                                                          (b) 8,367         (b) 9,496
--------------------------------------------------------------------------------------------------------------------------
  Telecom Utility (Inception Date - 9/16/96)
        Beginning AUV............  $10.08         $13.42       $15.07       $15.11        (a) $13.537       (a) $11.504
                                                                                          (b) $13.611       (b) $11.480
        End AUV..................  $13.42         $15.07       $15.11       $13.54        (a) $11.504       (a) $8.638
                                                                                          (b) $11.480       (b) $8.597
        Ending Number of AUs.....  130,317        499,807      801,759      771,945       (a) 741,375       (a) 580,807
                                                                                          (b) 346           (b) 238
--------------------------------------------------------------------------------------------------------------------------

                    * Available for sale on or before July 1, 2003.
                    AUV - Accumulation Unit Value
                    AU - Accumulation Units
                    (a) - Reflects AUV/AU without election of EstatePlus
                    (b) - Reflects AUV/AU with election of EstatePlus

                                    INCEPTION       FISCAL       FISCAL       FISCAL          FISCAL            FISCAL
                                        TO           YEAR         YEAR         YEAR            YEAR              YEAR
           PORTFOLIOS                12/31/97      12/31/98     12/31/99     12/31/00        12/31/01          12/31/02
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date - 8/27/96)
        Beginning AUV............  $13.10         $16.36       $13.36       $15.70        (a) $15.005       (a) $14.299
                                                                                          (b) $14.955       (b) $14.278
        End AUV..................  $16.36         $13.36       $15.70       $15.00        (a) $14.299       (a) $14.029
                                                                                          (b) $14.278       (b) $13.987
        Ending Number of AUs.....  303,039        429,041      349,619      339,059       (a) 304,989       (a) 257,489
                                                                                          (b) 803           (b) 840
--------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Series Fund Growth and Income (Inception
    Date - N/A)*
        Beginning AUV............  --             --           --           --                --                --
        End AUV..................  --             --           --           --                --                --
        Ending Number of AUs.....  --             --           --           --                --                --
--------------------------------------------------------------------------------------------------------------------------
  Van Kampen LIT Comstock, Class II Shares (Inception Date -
    N/A)*
        Beginning AUV............  --             --           --           --                --                --
        End AUV..................  --             --           --           --                --                --
        Ending Number of AUs.....  --             --           --           --                --                --
--------------------------------------------------------------------------------------------------------------------------
  Van Kampen LIT Emerging Growth, Class II Shares (Inception
    Date - N/A)*
        Beginning AUV............  --             --           --           --                --                --
        End AUV..................  --             --           --           --                --                --
        Ending Number of AUs.....  --             --           --           --                --                --
--------------------------------------------------------------------------------------------------------------------------
  Van Kampen LIT Growth and Income, Class II Shares
    (Inception Date - N/A)*
        Beginning AUV............  --             --           --           --                --                --
        End AUV..................  --             --           --           --                --                --
        Ending Number of AUs.....  --             --           --           --                --                --
--------------------------------------------------------------------------------------------------------------------------
  American Funds Global Growth (Inception Date - N/A)*
        Beginning AUV............  --             --           --           --                --                --
        Ending AUV...............  --             --           --           --                --                --
        Ending Number of AUs.....  --             --           --           --                --                --
--------------------------------------------------------------------------------------------------------------------------

                    * Available for sale on or before July 1, 2003.
                    AUV - Accumulation Unit Value
                    AU - Accumulation Units
                    (a) - Reflects AUV/AU without election of EstatePlus
                    (b) - Reflects AUV/AU with election of EstatePlus

                                    INCEPTION       FISCAL       FISCAL       FISCAL          FISCAL            FISCAL
                                        TO           YEAR         YEAR         YEAR            YEAR              YEAR
           PORTFOLIOS                12/31/97      12/31/98     12/31/99     12/31/00        12/31/01          12/31/02
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth (Inception Date - N/A)*
        Beginning AUV............  --             --           --           --                --                --
        Ending AUV...............  --             --           --           --                --                --
        Ending Number of AUs.....  --             --           --           --                --                --
--------------------------------------------------------------------------------------------------------------------------
  American Funds Growth-Income (Inception Date - N/A)*
        Beginning AUV............  --             --           --           --                --                --
        Ending AUV...............  --             --           --           --                --                --
        Ending Number of AUs.....  --             --           --           --                --                --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                    * Available for sale on or before July 1, 2003.
                    AUV - Accumulation Unit Value
                    AU - Accumulation Units
                    (a) - Reflects AUV/AU without election of EstatePlus
                    (b) - Reflects AUV/AU with election of EstatePlus

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1. Purchase Payment Accumulation Option

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date or for any contracts issued in the State of Washington, regardless of age) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date or for any contracts issued in the State of Washington, regardless of age) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

The following table provides the details, if the Continuing Spouse is age 69 or younger on the Continuation Date:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Continuation
                                        Net Purchase Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------

If the Continuing Spouse is between their 70th and 81st birthdays on the Continuation Date, the table below shows the available EstatePlus benefit:

--------------------------------------------------------------
  CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH            PERCENTAGE       ESTATEPLUS PERCENTAGE
--------------------------------------------------------------
 All Contract       25% of earnings      40% of Continuation
  Years                                  Net Purchase
                                         Payments*
--------------------------------------------------------------

* Purchase Payments received after the 5(th) year following the Continuation Date must remain in the contract for at least six months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

          (1) equals the contract value on the Continuing Spouse's date of death;

          (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

            Date:  ---------------                 Signed:  ---------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                                                 As filed pursuant to Rule 497
                                                 under the Securities Act of
                                                 1933 Registration No.
                                                 33-86642 and 811-8874


                      STATEMENT OF ADDITIONAL INFORMATION

                       FIXED AND VARIABLE GROUP DEFERRED
                          ANNUITY CONTRACTS ISSUED BY

                         VARIABLE ANNUITY ACCOUNT FOUR
                       (ANCHOR ADVISOR VARIABLE ANNUITY)

               DEPOSITOR: AIG SUN AMERICA LIFE ASSURANCE COMPANY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2003 relating to the annuity contracts described above, a copy of which may be obtained without charge by calling (800) 445-SUN2 or by written request addressed to:

                     AIG SunAmerica Life Assurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299

       THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2003

                                TABLE OF CONTENTS

                                                                                       PAGE
                                                                                       ----
Separate Account.......................................................................   3

General Account........................................................................   4

Performance Data ......................................................................   4

Income Payments........................................................................   8

Annuity Unit Values....................................................................   9

Death Benefit Options for Contracts Issued Before October 24, 2001.....................  10

Taxes..................................................................................  14

Distribution of Contracts..............................................................  18

Financial Statements...................................................................  18

                                SEPARATE ACCOUNT

        Variable Annuity Account Four ("Separate account ") was originally established by AIG SunAmerica Life Assurance Company (the "Company") on
November 8, 1994, pursuant to the provisions of California law, as a segregated asset account of the Company. The Company has since redomesticated to Arizona, effective January 1, 1996. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

        The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

        The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT

        The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed investment option and/or the one year DCA fixed account available in connection with the general account, as elected by the owner at the time of purchasing a contract or upon making a subsequent payment. Assets supporting amounts allocated to the one-year fixed investment option and/or the one-year DCA account become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

      From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

      In addition, the separate account may advertise "total return" date for its other Variable Portfolios (including the Cash Management Portfolio). A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

In calculating hypothetical historical adjusted returns, for periods starting prior to the date the Variable Portfolios were first offered to the public, the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust (Trusts), modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Trusts' underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

      Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

      The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2002 were -0.41% and -0.41%, respectively.

      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

            Base Period Return = (EV-SV)/(SV)
      where:
            SV = value of one Accumulation Unit at the start of a 7 day period EV = value of one Accumulation Unit at the end of the 7 day period

      The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 365/7).

      The current yield is then obtained by annualizing the Base Period Return:

      Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

      Effective Yield = [(Base Period Return + 1)365/7 - 1]

      The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

      The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return". The total returns of the various Variable Portfolios for 1 year and since each Variable Portfolio's inception date are shown below.

      These rates of return do not reflect election of the EstatePlus feature. The rates of return would be lower if the feature were included in the calculations. The total return figures are based on historical data and are not intended to indicate future performance. These rates of return reflect the currently applicable 12b-1 service fee on the Trusts. If you purchased your contract before July 9, 2001, the variable portfolio shares of the Anchor Series and SunAmerica Series Trusts are not subject to the 12b-1 service fee, and therefore, the performance figures shown would be slightly higher.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                 ANCHOR ADVISOR
                            STANDARDIZED PERFORMANCE
                        TOTAL ANNUAL RETURN (IN PERCENT)
                       FOR PERIOD ENDING DECEMBER 31, 2002

                                       INCEPTION
VARIABLE PORTFOLIO                       DATE(1)      1 YEAR         5 YEAR       10 YEAR    SINCE INCEPTION
                                       ---------      ------         ------       -------    ---------------
ANCHOR SERIES TRUST
-------------------
CAPITAL APPRECIATION                    08/27/96      -23.95%        3.37%          N/A          6.96%
GOVERNMENT AND QUALITY BOND             09/16/96        7.49%        5.12%          N/A          5.79%
GROWTH                                  09/12/96      -23.45%        0.16%          N/A          6.01%
NATURAL RESOURCES                       09/12/96        6.59%        6.63%          N/A          4.38%

SUNAMERICA SERIES TRUST
-----------------------
AGGRESSIVE GROWTH                       08/29/96      -25.94%       -2.76%          N/A          1.25%
ALLIANCE GROWTH                         09/12/96      -32.43%       -2.35%          N/A          4.70%
ASSET ALLOCATION                        09/16/96       -9.07%       -1.41%          N/A          3.23%
BLUE CHIP GROWTH                        01/24/01      -30.43%          N/A          N/A        -27.88%
CORPORATE BOND                          09/23/96        5.68%        3.04%          N/A          4.48%
DAVIS VENTURE VALUE                     08/27/96      -18.12%       -0.37%          N/A          6.34%
DOGS OF WALL STREET                     04/01/98       -8.11%          N/A          N/A         -2.51%
FEDERATED AMERICAN LEADERS              09/16/96      -21.10%       -1.57%          N/A          4.66%
FOREIGN VALUE*                               N/A          N/A          N/A          N/A            N/A
GLOBAL BOND                             09/04/96        4.21%        4.16%          N/A          5.41%
GLOBAL EQUITIES                         08/27/96      -28.08%       -6.00%          N/A         -1.94%
GOLDMAN SACHS RESEARCH                  01/09/01      -29.27%          N/A          N/A        -26.62%
GROWTH - INCOME                         09/06/96      -22.45%       -1.02%          N/A          6.02%
GROWTH OPPORTUNITIES                    01/04/01      -40.78%          N/A          N/A        -36.91%
HIGH - YIELD BOND                       09/23/96       -7.37%       -4.93%          N/A         -1.27%
INTERNATIONAL DIVERSIFIED EQUITIES      09/12/96      -29.81%       -9.63%          N/A         -6.16%
INTERNATIONAL GROWTH AND INCOME         01/05/01      -22.21%          N/A          N/A        -22.87%
MARSICO GROWTH*                              N/A          N/A          N/A          N/A            N/A
MFS MASSACHUSETTS INVESTORS TRUST       01/03/01      -22.30%          N/A          N/A        -19.74%
MFS MID-CAP GROWTH                      01/02/01      -48.04%          N/A          N/A        -35.43%
MFS TOTAL RETURN*                            N/A          N/A          N/A          N/A            N/A
PUTNAM GROWTH: VOYAGER                  01/04/01      -27.67%          N/A          N/A        -26.06%
SMALL & MID CAP VALUE*                       N/A          N/A          N/A          N/A            N/A
SUNAMERICA BALANCED                     09/16/96      -16.58%       -1.49%          N/A          3.30%
TECHNOLOGY                              01/09/01      -50.19%          N/A          N/A        -46.89%
TELECOM UTILITY                         09/16/96      -25.03%       -8.57%          N/A         -2.57%
WORLDWIDE HIGH INCOME                   08/27/96       -2.11%       -3.17%          N/A          0.94%

LORD ABBETT SERIES FUND, INC.
-----------------------------
GROWTH AND INCOME*                           N/A          N/A          N/A          N/A            N/A

AMERICAN FUNDS INSURANCE SERIES
-------------------------------
GLOBAL GROWTH*                               N/A          N/A          N/A          N/A            N/A
GROWTH*                                      N/A          N/A          N/A          N/A            N/A
GROWTH - INCOME*                             N/A          N/A          N/A          N/A            N/A

VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------
COMSTOCK                                10/15/01      -20.71%          N/A          N/A        -16.00%
EMERGING GROWTH                         10/15/01      -33.67%          N/A          N/A        -26.56%
GROWTH AND INCOME                       10/15/01      -16.09%          N/A          N/A         -9.54%

(1) This represents the date Variable Portfolio became available in the separate account.

* This portfolio will be available for sale in this product on or before June 1, 2003.


Total return figures are based on historical data and are not intended to indicate future performance.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                 ANCHOR ADVISOR
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                        TOTAL ANNUAL RETURN (IN PERCENT)
                       FOR PERIOD ENDING DECEMBER 31, 2001

                                       INCEPTION                                                 SINCE TRUST
VARIABLE PORTFOLIO                       DATE            1 YEAR       5 YEAR       10 YEAR        INCEPTION
------------------                     ---------         ------       ------       -------       -----------
ANCHOR SERIES TRUST
-------------------
CAPITAL APPRECIATION                    03/23/87         -23.95%       3.37%       10.29%          10.75%
GOVERNMENT AND QUALITY BOND             09/05/84           7.49%       5.12%        5.27%           7.27%
GROWTH                                  09/05/84         -23.45%       0.16%        6.97%           9.48%
NATURAL RESOURCES                       01/04/88           6.59%       6.63%        7.90%           5.93%

SUNAMERICA SERIES TRUST
-----------------------
AGGRESSIVE GROWTH                       06/03/96         -25.94%      -2.76%          N/A           0.03%
ALLIANCE GROWTH                         02/09/93         -32.43%      -2.35%          N/A           8.19%
ASSET ALLOCATION                        07/01/93          -9.07%      -1.41%          N/A           5.55%
BLUE CHIP GROWTH                        07/05/00         -30.43%         N/A          N/A         -26.15%
CORPORATE BOND                          07/01/93           5.68%       3.04%          N/A           4.05%
DAVIS VENTURE VALUE                     10/28/94         -18.12%      -0.37%          N/A           9.66%
DOGS OF WALL STREET                     04/01/98          -8.11%         N/A          N/A          -2.51%
FEDERATED AMERICAN LEADERS              06/03/96         -21.10%      -1.57%          N/A           3.84%
FOREIGN VALUE                           08/01/02             N/A         N/A          N/A          -5.96%
GLOBAL BOND                             07/01/93           4.21%       4.16%          N/A           5.15%
GLOBAL EQUITIES                         02/09/93         -28.08%      -6.00%          N/A           2.21%
GOLDMAN SACHS RESEARCH                  07/05/00         -29.27%         N/A          N/A         -23.93%
GROWTH - INCOME                         02/09/93         -22.45%      -1.02%          N/A           7.54%
GROWTH OPPORTUNITIES                    07/05/00         -40.78%         N/A          N/A         -35.00%
HIGH - YIELD BOND                       02/09/93          -7.37%      -4.93%          N/A           1.37%
INTERNATIONAL DIVERSIFIED EQUITIES      10/28/94         -29.81%      -9.63%          N/A          -4.13%
INTERNATIONAL GROWTH AND INCOME         06/02/97         -22.21%      -4.64%          N/A          -3.28%
MARSICO GROWTH                          12/29/00         -12.59%         N/A          N/A         -13.69%
MFS MASSACHUSETTS INVESTORS TRUST       02/09/93         -22.30%      -3.58%          N/A           4.00%
MFS MID-CAP GROWTH                      04/01/99         -48.04%         N/A          N/A          -9.26%
MFS TOTAL RETURN                        10/28/94          -6.30%       4.98%          N/A           8.76%
PUTNAM GROWTH: VOYAGER                  02/09/93         -27.67%      -5.99%          N/A           3.17%
SMALL & MID CAP VALUE                   08/01/02             N/A         N/A          N/A           1.11%
SUNAMERICA BALANCED                     06/03/96         -16.58%      -1.49%          N/A           3.34%
TECHNOLOGY                              07/05/00         -50.19%         N/A          N/A         -50.76%
TELECOM UTILITY                         06/03/96         -25.03%      -8.57%          N/A          -2.35%
WORLDWIDE HIGH INCOME                   10/28/94          -2.11%      -3.17%          N/A           4.07%

LORD ABBETT SERIES FUND, INC.
-----------------------------
GROWTH AND INCOME                       12/11/89         -19.28%       1.56%        8.60%           9.55%

AMERICAN FUNDS INSURANCE SERIES
-------------------------------
GLOBAL GROWTH                           04/30/97         -15.94%       3.75%          N/A           4.58%
GROWTH                                  02/08/84         -25.61%       4.94%       10.33%          11.88%
GROWTH - INCOME                         02/08/84         -19.58%       1.92%        8.63%          10.59%

VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------
COMSTOCK                                04/30/99         -20.71%         N/A          N/A          -2.73%
EMERGING GROWTH                         07/03/95         -33.67%       1.35%          N/A           7.19%
GROWTH AND INCOME                       12/23/96         -16.09%       3.50%          N/A           6.25%

      Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                  n
            P(1+T)  = ERV

where:
            P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

      The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

      The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

      For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

      For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Variable Portfolio; a NIF greater than 1.000 results in from increase in the value of the Variable Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Variable Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

            NIF = ($11.46/$11.44)

            = 1.00174825

      ILLUSTRATIVE EXAMPLE

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:
                      (1/12
            1/[(1.035)     )] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

            $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

      P's first variable Income Payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly Income Payments for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $5.42 (Option 4v table, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

      First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Annuity Units to Annuity Units of another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

      Annuity Units = $630.95/$13.256932 = 47.593968

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

      Second Payment = 47.593968 x $13.327695 = $634.32

      The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

      Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                   DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED
                             BEFORE OCTOBER 24, 2001

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:


               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Purchase Payments less withdrawals, compounded at a 4%
                  annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

               3. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or


               2. total Purchase Payments less any withdrawals; or

               3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS UPON THE CONTINUING SPOUSE'S DEATH FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

               If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. The contract value on the Continuation Date (including the
                  Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               c. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

               If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               c. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

               If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

               c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

               If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Net Purchase Payments received since the original issue date;
                  or

               c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

                                     TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a), 403(a) or, if from a plan of a governmental employer, 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer".

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contacts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NONQUALIFIED CONTRACT

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS OF QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies;
(4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that a Nonqualified annuity contract may be exchanged in a tax-free transaction for another Nonqualified annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced with the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. The IRS recently ruled that the transfer of a nonqualified annuity contract into a pre-existing annuity contract also qualifies as a tax-free exchange under IRC section 1035. Prior to this ruling, it was at best uncertain whether annuity owners could exchange an annuity contract tax-free into an existing contract, even though it appeared to be possible to effectively achieve the same result by exchanging two existing contracts into a single new contract. However, it is uncertain what effect this ruling will have, if any, on the issue of partial exchanges. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) PLANS OF SELF-EMPLOYED INDIVIDUALS: "H.R. 10 PLANS"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2003 is $12,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $2,000 in 2003 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions may not exceed the lessor of $40,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2003 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2002 and 2003. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAS

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) PENSION AND PROFIT-SHARING PLANS

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) DEFERRED COMPENSATION PLANS -- SECTION 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

      The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica, Inc. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS

      The consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of Variable Annuity Account Four at December 31, 2002, and for each of the two years in the period ended December 31, 2002, are presented in this Statement of Additional Information. The consolidated financial statements of the company should be considered only as bearing on the ability of the Company to meet its obligation under the Contracts.

      PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                 Page
                                                               Number(s)
                                                               ---------
Report of Independent Accountants                                 F-2

Consolidated Balance Sheet - December 31, 2002 and
December 31, 2001                                             F-3 to F-4

Consolidated Statement of Income and Comprehensive
Income - Years Ended December 31, 2002, 2001 and 2000         F-5 to F-6

Consolidated Statement of Cash Flows - Years Ended
December 31, 2002, 2001 and 2000                              F-7 to F-8

Notes to Consolidated Financial Statements                    F-9 to F-39

Report of Independent Accountants

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company and its subsidiaries (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
February 11, 2003

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments            $    65,872     $   200,064
  Bonds, notes and redeemable
    preferred stocks available for sale,
    at fair value (amortized cost:
    December 31, 2002, $5,492,677;
    December 31, 2001, $4,607,901)             5,528,569       4,545,075
  Mortgage loans                                 738,601         692,392
  Policy loans                                   215,846         226,961
  Separate account seed money                     25,366          50,560
  Common stocks available for sale, at
    fair value (cost: December 31, 2002,
    $4,111; December 31, 2001, $1,288)             2,609             861
  Partnerships                                     8,766         451,583
  Real estate                                     22,315          20,091
  Other invested assets                          585,760         563,739
                                             -----------     -----------
  Total investments and cash                   7,193,704       6,751,326

Variable annuity assets held in separate
  accounts                                    14,758,642      18,526,413
Accrued investment income                         75,326          65,272
Deferred acquisition costs                     1,364,748       1,419,498
Income taxes currently receivable from
  Parent                                         100,123          61,435
Due from affiliates                               26,304           3,999
Goodwill                                           4,603          20,150
Other assets                                      15,382          92,012
                                             -----------     -----------
TOTAL ASSETS                                 $23,538,832     $26,940,105
                                             ===========     ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)


                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts       $ 4,285,098     $ 3,498,917
  Reserves for universal life insurance
    contracts                                  1,676,073       1,738,493
  Reserves for guaranteed investment
    contracts                                    359,561         483,861
  Securities loaned under collateral
    agreements                                   585,760         541,899
  Modified coinsurance deposit liability          31,393          61,675
  Payable to brokers                               8,529           4,479
  Other liabilities                              160,265         220,588
                                             -----------     -----------
Total reserves, payables and accrued
liabilities                                    7,106,679       6,549,912
                                             -----------     -----------
Variable annuity liabilities related to
  separate accounts                           14,758,642      18,526,413
                                             -----------     -----------
Subordinated notes payable to affiliates             ---          58,814
                                             -----------     -----------
Deferred income taxes                            351,872         210,970
                                             -----------     -----------
Shareholder's equity:
  Common stock                                     3,511           3,511
  Additional paid-in capital                   1,125,753         925,753
  Retained earnings                              175,871         694,004
  Accumulated other comprehensive income
    (loss)                                        16,504         (29,272)
                                             -----------     -----------
  Total shareholder's equity                   1,321,639       1,593,996
                                             -----------     -----------
TOTAL LIABILITIES AND SHAREHOLDER'S
  EQUITY                                     $23,538,832     $26,940,105
                                             ===========     ===========










           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                    Years Ended December 31,
                                              ------------------------------------
                                                 2002         2001         2000
                                              ---------    ---------    ----------
                                                         (in thousands)
Investment income                             $ 390,086    $ 375,213    $  399,355
                                              ---------    ---------    ----------
Interest expense on:
  Fixed annuity contracts                      (142,973)    (133,647)     (140,322)
  Universal life insurance contracts            (80,021)     (81,773)      (86,263)
  Guaranteed investment contracts               (11,267)     (25,079)      (34,124)
  Securities lending agreements                 (12,530)        (945)          ---
  Subordinated notes payable to affiliates          ---       (4,475)       (4,144)
                                              ---------    ---------    ----------
  Total interest expense                       (246,791)    (245,919)     (264,853)
                                              ---------    ---------    ----------
NET INVESTMENT INCOME                           143,295      129,294       134,502
                                              ---------    ---------    ----------
NET REALIZED INVESTMENT LOSSES                  (65,811)     (92,711)      (15,177)
                                              ---------    ---------    ----------
Fee income:
  Variable annuity fees                         318,061      361,877       400,495
  Net retained commissions                          ---       47,572        62,202
  Asset management fees                             ---       63,529        73,922
  Universal life insurance fees, net             20,537       18,909        20,258
  Surrender charges                              32,507       24,911        20,963
  Other fees                                      3,305       14,551        12,959
                                              ---------    ---------    ----------
TOTAL FEE INCOME                                374,410      531,349       590,799
                                              ---------    ---------    ----------
GENERAL AND ADMINISTRATIVE EXPENSES            (101,839)    (149,936)     (171,013)
                                              ---------    ---------    ----------
AMORTIZATION OF DEFERRED ACQUISITION COSTS     (187,860)    (220,316)     (158,007)
                                              ---------    ---------    ----------
ANNUAL COMMISSIONS                              (58,389)     (58,278)      (56,473)
                                              ---------    ---------    ----------
GUARANTEED MINIMUM DEATH BENEFITS,
  NET OF REINSURANCE RECOVERIES                 (67,492)     (17,839)         (614)
                                              ---------    ---------    ----------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              36,314      121,563       324,017
                                              ---------    ---------    ----------
Income tax expense                               (2,063)     (20,852)     (108,445)
                                              ---------    ---------    ----------
NET INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              34,251      100,711       215,572
                                              ---------    ---------    ----------
CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
  NET OF TAX                                        ---      (10,342)          ---
                                              ---------    ---------    ----------
NET INCOME                                    $  34,251    $  90,369    $  215,572
                                              ---------    ---------    ----------


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)


                                                     Years Ended December 31,
                                               -----------------------------------
                                                 2002          2001        2000
                                               ---------    ---------    ---------
                                                         (in thousands)
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Net unrealized gains (losses) on debt
    and equity securities available for sale
    identified in the current period
    (net of income tax expense of $7,125,
    income tax benefit of $3,646 and income
    tax expense of $20,444 for 2002, 2001
    and 2000, respectively)                    $  13,233    $  (6,772)   $  37,968

  Less reclassification adjustment for
    net realized losses included in net
    income (net of income tax benefit of
    $18,300, $22,422 and $4,848 for 2002,
    2001 and 2000, respectively)                  33,985       41,640        9,003

  CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
    NET OF TAX                                        --        1,389           --

  Net change related to cash flow hedges
    (net of income tax benefit of $776
    for 2002 and income tax expense of
    $28 for 2001)                                 (1,442)          53           --
                                               ---------    ---------    ---------

OTHER COMPREHENSIVE INCOME                        45,776       36,310       46,971
                                               ---------    ---------    ---------

COMPREHENSIVE INCOME                           $  80,027    $ 126,679    $ 262,543
                                               =========    =========    =========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              Years Ended December 31,
                                                      -----------------------------------------
                                                         2002            2001           2000
                                                      -----------   ------------    -----------
                                                                   (in thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                            $    34,251    $    90,369    $   215,572
Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cumulative effect of accounting change,
  net of tax                                                   --         10,342             --
  Interest credited to:
    Fixed annuity contracts                               142,973        133,647        140,322
    Universal life insurance contracts                     80,021         81,773         86,263
    Guaranteed investment contracts                        11,267         25,079         34,124
  Net realized investment losses                           65,811         92,711         15,177
  (Accretion) amortization of net
    (discounts) premiums on investments                    (1,295)         4,554         (2,198)
  Universal life insurance fees, net                      (20,537)       (18,909)       (20,258)
  Amortization of goodwill                                     --          1,452          1,455
  Amortization of deferred acquisition costs              187,860        220,316        158,007
  Acquisition costs deferred                             (256,538)      (359,158)      (362,084)
  Provision for deferred income taxes                     128,748        126,010        114,127
  Change in:
    Accrued investment income                             (10,099)        (7,717)         3,029
    Other assets                                            2,433         15,042        (16,628)
    Income taxes currently receivable from/
      payable to Parent                                   (50,471)           106        (84,482)
    Due from/to affiliates                                 16,153        (68,844)        27,763
    Other liabilities                                       5,167          9,697        (40,283)
  Other, net                                               40,518         40,125         43,376
                                                      -----------   ------------    -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                 376,262        396,595        313,282
                                                      -----------   ------------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks         (2,403,362)    (2,178,830)      (881,647)

  Mortgage loans                                         (128,764)       (70,295)      (144,303)
  Other investments, excluding short-term
    investments                                           (65,184)       (27,413)       (66,722)
Sales of:
  Bonds, notes and redeemable preferred stocks            849,022      1,087,090        468,221
  Other investments, excluding short-term
    investments                                               825          3,527         60,538
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks            615,798        549,638        429,347
  Mortgage loans                                           82,825         63,960        136,277
  Other investments, excluding short-term
    investments                                           114,347         78,555        122,195
Net cash and short-term investments
  transferred to affiliates in assumption
  reinsurance transaction relating to MBL
  Life Assurance Corporation                                   --             --         (3,314)
                                                      -----------   ------------    -----------

NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES   $  (934,493)   $  (493,768)   $   120,592
                                                      -----------   ------------    -----------




           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                        Years Ended December 31,
                                                -----------------------------------------
                                                   2002            2001           2000
                                                -----------    -----------    -----------
                                                              (in thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity contracts                       $ 1,731,597    $ 2,280,498    $ 1,764,600
  Universal life insurance contracts                 49,402         52,469         58,738
  Guaranteed investment contracts                        --         40,000        350,000
Net exchanges from the fixed accounts
  of variable annuity contracts                    (503,221)    (1,368,527)    (1,994,710)
Withdrawal payments on:
  Fixed annuity contracts                          (529,466)      (315,794)      (320,778)
  Universal life insurance contracts                (68,444)       (55,361)      (145,067)
  Guaranteed investment contracts                  (135,084)      (191,919)       (78,312)
Claims and annuity payments on:
  Fixed annuity contracts                           (98,570)       (52,685)      (114,761)
  Universal life insurance contracts               (100,995)      (146,998)      (118,302)
Net receipts from (repayments of)
  other short-term financings                        (8,025)        15,920        (33,689)
Net payment related to a modified
  coinsurance transaction                           (30,282)       (35,972)       (43,110)
Net receipts from issuances of subordinated
  notes payable to affiliate                             --             --         17,303
Capital contribution received from Parent           200,000             --             --
Dividends paid to Parent                                 --        (94,095)       (69,000)
Net cash and short-term investments
  transferred to the Parent in distribution
  of Saamsun Holdings Corp.                         (82,873)            --             --
                                                -----------    -----------    -----------

NET CASH PROVIDED BY (USED IN)
FINANCING ACTIVITIES                                424,039        127,536       (727,088)
                                                -----------    -----------    -----------

NET (DECREASE) INCREASE IN CASH AND
SHORT-TERM INVESTMENTS                             (134,192)        30,363       (293,214)

CASH AND SHORT-TERM INVESTMENTS
AT BEGINNING OF PERIOD                              200,064        169,701        462,915
                                                -----------    -----------    -----------

CASH AND SHORT-TERM INVESTMENTS
AT END OF PERIOD                                $    65,872    $   200,064    $   169,701
                                                ===========    ===========    ===========

SUPPLEMENTAL CASH FLOW INFORMATION:

Interest paid on indebtedness                   $    12,530    $     1,725    $     1,841
                                                ===========    ===========    ===========

Net income taxes refunded by (paid to) Parent   $    76,214    $   120,504    $   (78,796)
                                                ===========    ===========    ===========



           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    NATURE OF OPERATIONS

      AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG SunAmerica Inc. ("SAI"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and retirement savings and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuities directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuities, universal life policies and guaranteed investment contracts ("GICs") directed to the institutional marketplace.

      The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      On January 1, 2002, the Company declared a distribution to the Parent of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Prior to January 1, 2002, Saamsun held the Company's asset management and broker-dealer segments (see Note 12). This distribution had a material effect on the Company's shareholder's equity, reducing it by $552,384,000. This distribution had the effect of reducing cash and short-term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts through the asset management business. Pretax loss from these operations, on a combined basis, totaled $21,278,000 for the year ended December 31, 2001, compared to pretax income of $66,017,000 for the year ended December 30, 2000.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    NATURE OF OPERATIONS (Continued)

      exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior period items have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of income, as they are recorded directly to policyholders' liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Partnership investments in affordable housing properties are generally carried at cost, and for certain of the properties, realized tax credits reduce the carrying value of the investment as an alternative to reducing income tax expense. Limited partnerships are carried at equity or cost depending on the equity ownership position. Real estate is carried at the lower of cost or net realizable value.

      Other invested assets consist of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral is recorded as net investment income while interest paid on the securities lending agreements and the related management fees paid to administer the program are recorded as interest expense in the statement of income and comprehensive income.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      INTEREST RATE SWAP AGREEMENTS: As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities into fixed-rate instruments. At December 31, 2002, the Company has one outstanding Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $256,538,000, $359,158,000, and $362,084,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $9,000,000 at December 31, 2002 and increased $16,000,000 and at December 31, 2001, for this adjustment.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities) supporting the annuity obligations, costs of providing for policy guarantees and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the statement of income.

      GOODWILL: Goodwill amounted to $4,603,000 (net of accumulated amortization of $7,847,000) and $20,150,000 (net of accumulated amortization of $19,852,000) at December 31, 2002 and 2001, respectively. Pursuant to the distribution of Saamsun to the Parent on January 1, 2002, the Company transferred $15,547,000 of goodwill belonging to the asset management operations and broker-dealer operations to the Parent.

      In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2002, and has determined that no impairment provision is necessary. See "Recently Issued Accounting Standards" below for further discussion of SFAS 142.

      RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 7 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

      SECURITIES LOANED UNDER COLLATERAL AGREEMENTS: The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company.

      FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the balance sheet and measure these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133, and became effective for the Company on January 1, 2001. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

      In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). The Company recorded $15,910,000 of additional impairments ($10,342,000 net of tax) pursuant to the implementation of EITF 99-20. This adjustment was recorded as a cumulative effect of accounting change in the consolidated statement of income and comprehensive income for 2001.

      In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its statement of income and is effective as of January 1, 2002. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of a change in accounting principle. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of December 31, 2002, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance.

      In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN 45 on its results from operations and financial condition will not be significant.

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. The maximum liability

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      under these guarantees at December 31, 2002 is $813,000,000. These agreements are more fully described in Note 8.

3.    ACQUISITION

      On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

      As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies in which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003 to eligible policies still active on each of those dates. The Company's portion of the payment due amounted to $58,329,000 on January 1, 2000, $52,093,000 on June 30, 2001 and $48,939,000 on June 30, 2002, and
      was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits. On December 31, 2002, the remaining enhancement reserve for such payments totaled $48,595,000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                                       Estimated
                                                        Amortized           Fair
                                                             Cost          Value
                                                       ----------    -----------
                                                            (In thousands)
AT DECEMBER 31, 2002:

Securities of the United States Government             $   32,531     $   32,820
Mortgage-backed securities                              1,476,100      1,547,568
Securities of public utilities                            311,951        311,604
Corporate bonds and notes                               2,757,880      2,776,021
Redeemable preferred stocks                                21,515         21,575
Other debt securities                                     892,700        838,981
                                                       ----------    -----------
  Total                                                $5,492,677     $5,528,569
                                                       ==========    ===========

AT DECEMBER 31, 2001:

Securities of the United States Government             $   24,279     $   24,069
Mortgage-backed securities                              1,532,155      1,543,175
Securities of public utilities                            223,006        222,815
Corporate bonds and notes                               2,059,160      2,002,981
Redeemable preferred stocks                                21,515         21,515
Other debt securities                                     747,786        730,520
                                                       ----------    -----------
  Total                                                $4,607,901     $4,545,075
                                                       ==========    ===========

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2002, follow:

                                                                       Estimated
                                                       Amortized            Fair
                                                            Cost           Value
                                                      ----------      ----------
                                                           (In thousands)

Due in one year or less                               $  181,967      $  180,293
Due after one year through five years                  1,763,626       1,757,157
Due after five years through ten years                 1,497,987       1,494,157
Due after ten years                                      572,997         549,395
Mortgage-backed securities                             1,476,100       1,547,567
                                                      ----------      ----------
  Total                                               $5,492,677      $5,528,569
                                                      ==========      ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                  Gross        Gross
                                             Unrealized   Unrealized
                                                  Gains       Losses
                                             ----------   ----------
                                                 (In thousands)

AT DECEMBER 31, 2002:

Securities of the United States Government   $    1,174   $     (885)
Mortgage-backed securities                       72,364         (896)
Securities of public utilities                   11,514      (11,861)
Corporate bonds and notes                       109,067      (90,926)
Redeemable preferred stocks                          60           --
Other debt securities                            10,797      (64,516)
                                             ----------   ----------
  Total                                      $  204,976   $ (169,084)
                                             ==========   ==========


AT DECEMBER 31, 2001:

Securities of the United States Government   $      105   $     (315)
Mortgage-backed securities                       16,573       (5,553)
Securities of public utilities                    1,885       (2,076)
Corporate bonds and notes                        21,540      (77,719)
Other debt securities                             6,226      (23,492)
                                             ----------   ----------
  Total                                      $   46,329   $ (109,155)
                                             ==========   ==========

      Gross unrealized gains on equity securities aggregated $76,000 at December 31, 2002 and $12,000 at December 31, 2001. Gross unrealized losses on equity securities aggregated $1,578,000 at December 31, 2002 and $439,000 at December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross realized investment gains and losses on sales of investments are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

BONDS, NOTES AND REDEEMABLE
  PREFERRED STOCKS:
  Realized gains                 $  26,555    $  34,026    $   9,608
  Realized losses                  (33,600)     (25,258)      (5,573)

MORTGAGE LOANS:
  Realized losses                       --           --         (276)

COMMON STOCKS:
Realized gains                          --          164          610
Realized losses                       (169)          --           --

OTHER INVESTMENTS:
Realized gains                          --           --        1,091
Realized losses                     (1,324)        (685)          --

IMPAIRMENT WRITEDOWNS              (57,273)    (100,958)     (20,637)
                                 ---------    ---------    ---------
Total net realized investment
  losses                         $ (65,811)   $ (92,711)   $ (15,177)
                                 =========    =========    =========


      The sources and related amounts of investment income (losses) are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

Short-term investments           $   3,879    $   8,422    $  21,683
Bonds, notes and redeemable
  preferred stocks                 305,480      285,668      290,157
Mortgage loans                      55,417       58,262       60,608
Partnerships                         1,281       13,905        7,031
Policy loans                        18,796       18,218       20,200
Common stocks                           --            2           --
Real estate                           (276)        (272)         121
Other invested assets                7,866       (4,030)       6,668
Less: investment expenses           (2,357)      (4,962)      (7,113)
                                 ---------    ---------    ---------
Total investment income          $ 390,086    $ 375,213    $ 399,355
                                 =========    =========    =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4     INVESTMENTS (Continued)

      At December 31, 2002, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

      At December 31, 2002, bonds, notes and redeemable preferred stocks included $331,844,000 of bonds that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 30 industries with 23% of these assets concentrated in financial institutions and 14% concentrated in telecommunications. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2002, mortgage loans were collateralized by properties located in 28 states, with loans totaling approximately 28% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2002, the carrying value, which approximates market value, of all investments in default as to the payment of principal or interest totaled $15,613,000 ($8,934,000 of bonds and $6,679,000 of mortgage loans).

      As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2002, the Company had one outstanding liability Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024. The net interest received or paid on the Swap Agreement is included in Interest Expense in the Statement of Income and Comprehensive Income. The total net interest paid amounted to $1,543,000 for the year ended December 31, 2002, compared with net interest received of $2,599,000 for the year ended December 31, 2001 and $43,000 for the year ended December 31, 2000.

      At December 31, 2002, $9,423,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      The estimated fair values of the Company's financial instruments at December 31, 2002 and 2001 compared with their respective carrying values, are as follows:

                                                      Carrying          Fair
                                                        Value           Value
                                                     -----------     -----------
                                                           (In thousands)
DECEMBER 31, 2002:

ASSETS:
      Cash and short-term investments                $    65,872     $    65,872
      Bonds, notes and redeemable preferred
        stocks                                         5,528,569       5,528,569
      Mortgage loans                                     738,601         818,022
      Policy loans                                       215,846         215,846
      Separate account seed money                         25,366          25,366
      Common stocks                                        2,609           2,609
      Partnerships                                         8,766           7,504
      Securities held under collateral                   585,760         585,760
        agreements
      Variable annuity assets held in                 14,758,642      14,758,642
        separate accounts

LIABILITIES:
      Reserves for fixed annuity contracts           $ 4,285,098     $ 4,173,950
      Reserves for guaranteed investment
        contracts                                        359,561         367,393
      Securities loaned under collateral
        agreements                                       585,760         585,760
      Variable annuity liabilities related
        to separate accounts                          14,758,642      14,758,642

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                       Carrying         Fair
                                                         Value          Value
                                                      -----------    -----------
                                                            (In thousands)
DECEMBER 31, 2001:

ASSETS:

      Cash and short-term investments                 $   200,064    $   200,064
      Bonds, notes and redeemable preferred
        stocks                                          4,545,075      4,545,075
      Mortgage loans                                      692,392        732,393
      Policy loans                                        226,961        226,961
      Separate account seed money                          50,560         50,560
      Common stocks                                           861            861
      Partnerships                                          8,214          7,527
      Securities held under collateral
        agreements                                        541,899        541,899
      Variable annuity assets held in                  18,526,413     18,526,413
        separate accounts

LIABILITIES:

      Reserves for fixed annuity contracts            $ 3,498,917    $ 3,439,727
      Reserves for guaranteed investment                  483,861        490,718
        Contracts
      Securities loaned under collateral
        agreements                                        541,899        541,899
      Variable annuity liabilities related
        to separate accounts                           18,526,413     18,526,413
      Subordinated notes payable to affiliates             58,814         62,273

6.    SUBORDINATED NOTES PAYABLE TO AFFILIATES

      Subordinated notes (including accrued interest of $6,354,000) payable to affiliates totaled $58,814,000 at interest rates ranging from 8% to 9.5% at December 31, 2001. The notes were distributed to the Parent as part of the Saamsun distribution on January 1, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   REINSURANCE

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; the principal invested, adjusted for withdrawals, accumulated at up to 5% per annum (subject to certain caps); or an amount equal to the highest account value in effect on any anniversary date under the contract. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, a portion of the GMDB risk on approximately 28% (calculated based on current account value) of the contracts with such features had been reinsured. Approximately half of this reinsurance will cease at the time the modified coinsurance deposit liability is fully paid down, which is presently estimated to occur in early 2004. However, a substantial majority of all new contracts sold have reinsurance coverage. Reinsurance coverage is subject to limitations such as caps and deductibles. GMDB-related contractholder benefits incurred, net of related reinsurance, were $67,492,000 (net of $8,362,000 of reinsurance recoveries), $17,839,000 (net of $3,767,000 of reinsurance recoveries) and $614,000 (net of $937,000 of reinsurance recoveries) for 2002, 2001 and 2000, respectively. In accordance with Generally Accepted Accounting Principles, the Company expenses such benefits in the period incurred, and therefore does not provide reserves for future benefits. GMDB reinsurance premiums were $17,290,000, $8,200,000 and $3,689,000 for 2002, 2001, and 2000, respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      EARNINGS ENHANCEMENT BENEFIT ("EEB"): The Company issues certain variable annuity products that offer an optional Earnings Enhancement Benefit (EEB) feature. This optional feature provides an additional death benefit, for which the Company assesses a separate charge to contractholders who elect the feature. The EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The percentages vary by issue age and policy duration. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, approximately 7% of inforce contracts include EEB coverage, with 96% of the EEB risk fully reinsured. EEB reinsurance premiums were $360,000 for 2002 and are included in general and administrative expenses in the consolidated statement of income and comprehensive income. There were no EEB reinsurance premiums in 2001 or 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    REINSURANCE (Continued)

      GUARANTEED MINIMUM INCOME BENEFIT ("GMIB"): The Company issues certain variable annuity products that contain or offer a Guaranteed Minimum Income Benefit ("GMIB") living benefit feature. This feature provides a minimum annuity payment guarantee for those contractholders who choose to receive fixed lifetime annuity payments after a seven or ten-year waiting period in their deferred annuity contracts. Over 90% of the contracts (calculated based on account values) with the GMIB feature guaranteed fixed lifetime annuity payments based on principal, adjusted for withdrawals, invested in the contract. The remaining contracts also offer a GMIB based on principal accumulated at 3% to 6.5% per annum. The charges for this feature vary by contract and in certain instances there is no charge for the benefit. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated policyholder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Substantially all of the Company's GMIB risk has been reinsured as of December 31, 2002. GMIB reinsurance premiums were $4,902,000, $5,047,000 and $3,109,000 for 2002, 2001, and 2000,
      respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2002, a total reserve credit of $3,641,000 was taken against the life insurance reserves.

      On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. For the year ended December 31, 2002, the Company recorded income of $6,418,000 from this program, as compared to a cost of $6,909,000 for the year ended December 31, 2001 and a cost of $12,026,000 for the year ended December 31, 2000. These amounts are reported as a component of general and administrative expenses in the Consolidated Statement of Income and Comprehensive Income.

      With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2002 is $813,000,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $350,450,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The expiration dates of these commitments are as follows: $250,000,000 in 2004, $405,000,000 in 2005 and $158,000,000 in 2006. Management does not anticipate any material losses with respect to these commitments.

      In the ordinary course of business, the Company is obligated to purchase approximately $42,000,000 of asset backed securities as of December 31, 2002. The expiration dates of these commitments are as follows:
      $21,000,000 in 2003, $14,000,000 in 2004 and $7,000,000 in 2006.

      The Company has entered into an agreement whereby it is committed to purchase the remaining principal amount, $36,437,000 as of December 31, 2002, of various mortgage-backed securities at par value in March 2006. As of December 31, 2002, the estimated fair value exceeded the principal amount of the securities. At the present time, management does not anticipate any material losses with respect to this agreement.

      In the third quarter of 2002, the Company began issuing certain variable annuity products which offer an optional Guaranteed Minimum Account Value ("GMAV") living benefit. If elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. There is a separate charge to the contractholder for this feature. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contractholder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As of December 31, 2002, the premiums subject to guarantee totaled approximately $100 million, and the estimated fair values of the GMAV were not material.

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company. The Company previously reported on a matter, McMurdie et al. v. SunAmerica et al., Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. The lawsuit was settled in September 2002.

      The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      member of AIG. The Guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the Guarantee directly against American Home.

      The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value. Common Stock. At December 31, 2002 and 2001, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                       Years ended December 31,
                                              -----------------------------------------
                                                 2002           2001           2000
                                              -----------    -----------    -----------
                                                           (In thousands)
ADDITIONAL PAID-IN CAPITAL:
  Beginning balances                          $   925,753    $   493,010    $   493,010
  Capital contributions by Parent                 200,000             --             --
  Contribution of subsidiary by Parent                 --        432,743             --
                                              -----------    -----------    -----------
  Ending balances                             $ 1,125,753    $   925,753    $   493,010
                                              ===========    ===========    ===========

RETAINED EARNINGS:
  Beginning balances                          $   694,004    $   697,730    $   551,158
  Net income                                       34,251         90,369        215,572
  Dividends paid to Parent                             --        (94,095)       (69,000)
  Distribution of subsidiary to Parent           (552,384)            --             --
                                              -----------    -----------    -----------
  Ending balances                             $   175,871    $   694,004    $   697,730
                                              ===========    ===========    ===========

ACCUMULATED OTHER COMPREHENSIVE
  INCOME(LOSS):
  Beginning balances                          $   (29,272)   $   (65,582)   $  (112,553)
  Change in net unrealized gains (losses)
    on debt securities available for sale          98,718         59,842         79,891
  Change in net unrealized gains (losses)
    on equity securities available for sale        (1,075)          (400)           (27)
  Change in adjustment to deferred
    acquisition costs                             (25,000)        (5,800)        (7,600)
  Tax effects of net changes                      (25,425)       (18,774)       (25,293)
  Cumulative effect of accounting change,
    net of tax                                         --          1,389             --
  Net change related to cash flow hedges           (1,442)            53             --
                                              -----------    -----------    -----------
  Ending balances                             $    16,504    $   (29,272)   $   (65,582)
                                              ===========    ===========    ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) are as follows:

                                                    December 31,     December 31,
                                                       2002              2001
                                                    ------------     ------------
                                                           (In thousands)
Gross unrealized gains                               $ 205,052        $  46,341
Gross unrealized losses                               (170,662)        (109,594)
Adjustment to DAC                                       (9,000)          16,000
Cash flow hedge                                             --            2,218
Deferred income taxes                                   (8,886)          15,763
                                                     ---------        ---------
Accumulated other comprehensive
  income (loss)                                      $  16,504        $ (29,272)
                                                     =========        =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

      On January 1, 2002, the Company declared a distribution to its Parent of 100% of the outstanding capital stock of its then consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Saamsun held the Company's asset management and broker-dealer segments. This distribution reduced the Company's shareholder's equity by $552,384,000, cash and short term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts (see Note 11). Net loss from these operations, on a combined basis, totaled $9,491,000 for the year ended December 31, 2001. Net income from these operations, on a combined basis, totaled $39,619,000 for the year ended December 31, 2000.

      On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing, LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. The Company subsequently contributed all of its ownership interests SAAH LLC to Saamsun. All of SAAH LLC's ownership interests were ultimately contributed to SAAMCO. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are passed on to its direct Parent, SAAMCO. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000. This contribution was approved by the Arizona Department of Insurance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Currently, no dividends can be paid to stockholders in the year 2003 without obtaining prior approval. No dividends were paid in the year ended December 31, 2002. Ordinary and extraordinary dividends of $94,095,000 and $69,000,000 were paid on April 2, 2001 and March 1, 2000, respectively.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss totaled $180,737,000 for the year ended December 31, 2002 and $122,322,000 for the year ended December 31, 2001. The Company's net income for the year ended December 31, 2000 was $168,367,000. The Company's statutory capital and surplus totaled $463,905,000 at December 31, 2002 and $1,009,267,000 at December
      31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                          Net
                                        Realized
                                       Investment
                                         Gains
                                        (Losses)       Operations        Total
                                       ----------      ----------      ---------

                                                     (In thousands)
YEAR ENDED DECEMBER 31, 2002:

  Currently payable                    $  (18,625)     $ (108,060)     $(126,685)
  Deferred                                 (4,409)        133,157        128,748
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (23,034)     $   25,097      $   2,063
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2001:

  Currently payable                    $  (18,317)     $  (86,841)     $(105,158)
  Deferred                                (17,180)        143,190        126,010
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (35,497)     $   56,349      $  20,852
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2000:

  Currently payable                    $    2,791      $   (8,473)     $  (5,682)
  Deferred                                 (8,103)        122,230        114,127
                                       ----------      ----------      ---------
Total income tax expense (benefit)     $   (5,312)     $  113,757      $ 108,445
                                       ==========      ==========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                  Years ended December 31,
                                            -----------------------------------
                                              2002         2001         2000
                                            ---------    ---------    ---------
                                                       (In thousands)

Amount computed at statutory rate           $  12,710    $  42,547    $ 113,406
Increases (decreases) resulting from:
  Amortization of differences between
  book and tax bases of net assets
    acquired                                       --          613          597
  State income taxes, net of federal
    tax benefit                                    --        4,072        9,718
  Dividends received deduction                (10,117)     (13,406)     (10,900)
  Tax credits                                      --      (16,758)      (2,382)
  Other, net                                     (530)       3,784       (1,994)
                                            ---------    ---------    ---------
  Total income tax expense                  $   2,063    $  20,852    $ 108,445
                                            =========    =========    =========

      For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2002. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                      December 31,   December 31,
                                                         2002            2001
                                                      ------------   ------------
                                                            (In thousands)

DEFERRED TAX LIABILITIES:

Deferred acquisition costs                             $ 423,823      $ 425,208
State income taxes                                            --          5,978
Other liabilities                                         42,289         24,247
Net unrealized gains on debt and equity
  securities available for sale                            8,885             --
                                                       ---------      ---------
Total deferred tax liabilities                           474,997        455,433
                                                       ---------      ---------
DEFERRED TAX ASSETS:

Investments                                              (13,591)       (23,194)
Contractholder reserves                                  (84,943)      (184,890)
Guaranty fund assessments                                 (3,774)        (3,629)
Deferred income                                          (16,416)       (16,211)
Other assets                                              (4,401)            --
Net unrealized losses on debt and equity
  securities available for sale                               --        (16,539)
                                                       ---------      ---------
Total deferred tax assets                               (123,125)      (244,463)
                                                       ---------      ---------
Deferred income taxes                                  $ 351,872      $ 210,970
                                                       =========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   RELATED-PARTY MATTERS

      As discussed in Notes 1 and 12, the Company declared a distribution to the Parent, effective January 1, 2002, of 100% of the outstanding common stock of its consolidated subsidiary, Saamsun.

      For the year ended December 31, 2002, the Company paid commissions totaling $59,058,000 to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Financial Advisors and Franklin Financial Services Corporation. As discussed in Note 9, Royal Alliance Associates, Inc. was a wholly owned subsidiary of the Company prior to January 1, 2002. For the years ended December 31, 2001 and 2000, the Company paid commissions totaling $40,567,000 and $44,584,000, respectively, to six affiliated broker-dealers: SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc. and VALIC Financial Advisors. These affiliated broker-dealers, distribute a significant portion of the Company's variable annuity products, amounting to approximately 31.2%, 26.0% and 33.8% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3% and 33.6% were distributed by these affiliated broker-dealers for the years ended December 31, 2001 and 2000.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent, SAI and AIG. Amounts paid for such services totaled $119,981,000 for the year ended December 31, 2002, $130,178,000 for the year ended December 31, 2001 and $132,034,000 for the year ended December 31, 2000. The component of such costs which relate to the production or acquisition of new business during these periods amounted to $49,004,000, $68,757,000 and $61,954,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the Statement of Income.

      The Company paid $790,000 and $219,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2002 and 2001, respectively (see Note 2).

      On June 10, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a former subsidiary of the Company and registered investment advisor, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement is retroactive to January 1, 2002. Variable annuity fees of $62,562,000 were included in the statement of income and comprehensive income relating to the SAAMCO Agreement for the year ended December 31, 2002. Of this amount $57,745,000 has been paid to the Company in 2002 and $4,817,000 remains a receivable from SAAMCO at December 31, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   RELATED-PARTY MATTERS (Continued)

      On September 26, 2001, the Company entered into a short-term financing arrangement with SAI, whereby the Company has the right to borrow up to $500,000,000 from SAI. Any advances made by SAI under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with SAI, whereby SAI has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. At December 31, 2002, $50,000,000 was due to the Company under this agreement. This receivable was collected in January 2003 and was included in due from affiliates on the balance sheet at December 31, 2002. At December 31, 2001, $75,000,000 was due to the Company under this agreement. This receivable was collected in January 2002 and was included in due from affiliates on the consolidated balance sheet at December 31, 2001.

      On September 26, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby the Company has the right to borrow up to $500,000,000 from SunAmerica Investments, Inc. Any advances made by SunAmerica Investments, Inc. under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby SunAmerica Investments, Inc. has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      During the year ended December 31, 2000, the Company sold various invested assets to the Parent for cash equal to their current market value of $6,362,000.

      During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements on the New York Business from the Acquisition (see Note 3). During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent related to policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 3).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS

      As a result of the distribution of Saamsun to the Parent on January 1, 2002, the Company has one business segment in 2002, annuity operations (see Note 9). Prior to January 1, 2002, the Company had three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance based on profit or loss from operations before income taxes. There were no intersegment revenues for the years ended December 31, 2001 and 2000. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the Company and allocates depreciation of such assets to the Company.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 11.9% of sales in the year ended December 31, 2002, 12.2% of sales in the year ended December 31, 2001 and 16.9% of sales in the year ended December 31, 2000. No other independent selling organization was responsible for 10% or more of sales for any such period. For the years ended December 31, 2001 and 2000, there was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations for the years ended December 31, 2001 and 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

      Summarized data for the Company's business segments follow:

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2002:

    Investment income            $    390,086    $         --   $         --   $    390,086
    Interest expense                 (246,791)             --             --       (246,791)
                                 ------------    ------------   ------------   ------------
    Net investment income             143,295              --             --        143,295

    Net realized investment
      losses                          (65,811)             --             --        (65,811)

    Variable annuity fees             318,061              --             --        318,061
    Universal life insurance
      fees, net                        20,537              --             --         20,537
    Surrender charges                  32,507              --             --         32,507
    Other fees                          3,305              --             --          3,305
                                 ------------    ------------   ------------   ------------
    Total fee income                  374,410              --             --        374,410

    General and administrative
      expenses                       (101,839)             --             --       (101,839)

    Amortization of deferred
      acquisition costs              (187,860)             --             --       (187,860)

    Annual commissions                (58,389)             --             --        (58,389)

    Guaranteed minimum death
      benefits, net of
      reinsurance recoveries          (67,492)             --             --        (67,492)
                                 ------------    ------------   ------------   ------------
    Pretax income before
      cumulative effect of
      accounting change          $     36,314    $         --   $         --   $     36,314
                                 ============    ============   ============   ============

    Total assets                 $ 23,538,832    $         --   $         --   $ 23,538,832
                                 ============    ============   ============   ============
    Expenditures for
    long-lived assets            $         --    $         --   $         --   $         --
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2001:

Investment income                $    359,655    $     14,988   $        570   $    375,213
Interest expense                    (241,444)          (4,115)          (360)      (245,919)
                                 ------------    ------------   ------------   ------------
Net investment income                 118,211          10,873            210        129,294


Net realized investment
  losses                              (59,784)        (32,927)            --        (92,711)


Variable annuity fees                 350,378          11,499             --        361,877
Net retained commissions                   --           2,210         45,362         47,572
Asset management fees                      --          63,529             --         63,529
Universal life insurance
  fees, net                            18,909              --             --         18,909
Surrender charges                      24,911              --             --         24,911
Other fees                              3,626           9,350          1,575         14,551
                                 ------------    ------------   ------------   ------------
Total fee income                      397,824          86,588         46,937        531,349

General and administrative
  expenses                            (93,020)        (27,430)       (29,486)      (149,936)

Amortization of deferred
  acquisition costs                  (144,273)        (76,043)            --       (220,316)

Annual commissions                    (58,278)             --             --        (58,278)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries              (17,839)             --             --        (17,839)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    142,841    $    (38,939)  $     17,661   $    121,563
                                 ============    ============   ============   ============

Total assets                     $ 26,207,279    $    659,876   $     72,950   $ 26,940,105
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        614   $        608   $      1,222
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2000:

Investment income                $    388,368    $      9,800   $      1,187   $    399,355
Interest expense                     (260,709)         (3,784)          (360)      (264,853)
                                 ------------    ------------   ------------   ------------
Net investment income                 127,659           6,016            827        134,502


Net realized investment
  losses                              (15,177)             --             --        (15,177)


Variable annuity fees                 385,436          15,059             --        400,495
Net retained commissions                   --           3,878         58,324         62,202
Asset management fees                      --          73,922             --         73,922
Universal life insurance
  fees, net                            20,258              --             --         20,258
Surrender charges                      20,963              --             --         20,963
Other fees                              3,832           6,708          2,419         12,959
                                 ------------    ------------   ------------   ------------
Total fee income                      430,489          99,567         60,743        590,799

General and administrative
  expenses                           (102,849)        (36,106)       (32,058)      (171,013)

Amortization of deferred
  acquisition costs                  (125,035)        (32,972)            --       (158,007)

Annual commissions                    (56,473)             --             --        (56,473)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries                 (614)             --             --           (614)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    258,000    $     36,505   $     29,512   $    324,017
                                 ============    ============   ============   ============

Total assets                     $ 26,908,888    $    199,075   $     81,515   $ 27,189,478
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        454   $      1,600   $      2,054
                                 ============    ============   ============   ============

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Four

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Four, a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account") at December 31, 2002, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.






PriceWaterhouseCoopers LLP
Los Angeles, California

February 28, 2003

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002


                                                               Government                                               Government
                                                   Capital            and                    Natural        Capital            and
                                              Appreciation   Quality Bond        Growth    Resources   Appreciation   Quality Bond
                                                 Portfolio      Portfolio     Portfolio    Portfolio      Portfolio      Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)    (Class 1)      (Class 2)      (Class 2)
                                              ------------   ------------   -----------   ----------   ------------   ------------
Assets:
 Investments in Anchor Series Trust,
    at fair value                              $48,956,063    $62,758,317   $26,457,545   $5,341,920     $6,777,738    $24,097,698

 Investments in SunAmerica Series Trust,
    at fair value                                        0              0             0            0              0              0
 Investments in Van Kampen Life Investment
    Trust, at fair value                                 0              0             0            0              0              0

 Liabilities                                             0              0             0            0              0             0
                                              ------------   ------------   -----------   ----------   ------------   ------------

Net Assets                                     $48,956,063    $62,758,317   $26,457,545   $5,341,920     $6,777,738    $24,097,698
                                              ============   ============   ===========   ==========   ============   ============

 Accumulation units                             48,894,764     62,739,610    26,420,583    5,341,920      6,777,738     24,097,698

 Contracts in payout (annuitization) period         61,299         18,707        36,962            0              0              0
                                              ------------   ------------   -----------   ----------   ------------   ------------

      Total net assets                         $48,956,063    $62,758,317    $5,341,920   $6,777,738     26,457,545    $24,097,698
                                              ============   ============   ===========   ==========   ============   ============

Accumulation units outstanding                   1,898,311      3,803,165     1,268,446      349,143        262,924      1,463,361
                                              ============   ============   ===========   ==========   ============   ============

Series without enhanced death benefit:

  Net Assets                                   $47,841,820    $61,518,257   $26,190,656   $5,288,005     $5,936,318    $22,465,463

 Accumulation units outstanding                  1,854,892      3,727,652     1,255,588      345,600        230,201      1,363,986

  Unit value of accumulation units                  $25.79         $16.50        $20.86       $15.29         $25.79         $16.47

Series with enhanced death benefit:

  Net Assets                                    $1,114,243     $1,240,060      $266,889      $53,915       $841,420     $1,632,235

 Accumulation units outstanding                     43,419         75,513        12,858        3,543         32,723         99,375

   Unit value of accumulation units                 $25.66         $16.42        $20.76       $15.22         $25.71         $16.43


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (continued)


                                                                  Natural    Aggressive      Alliance          Asset      Blue Chip
                                                    Growth      Resources        Growth        Growth     Allocation         Growth
                                                 Portfolio      Portfolio     Portfolio     Portfolio      Portfolio      Portfolio
                                                 (Class 2)      (Class 2)     (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                              ------------   ------------   -----------   -----------   ------------   ------------
Assets:
 Investments in Anchor Series Trust,
    at fair value                               $3,340,406       $825,446            $0            $0             $0             $0
 Investments in SunAmerica Series Trust,
    at fair value                                        0              0    11,313,236    55,602,247     30,842,060      1,137,508
 Investments in Van Kampen Life Investment
    Trust, at fair value                                 0              0             0             0              0              0

 Liabilities                                             0              0             0             0              0              0
                                              ------------   ------------   -----------   -----------   ------------   ------------

Net Assets                                      $3,340,406       $825,446   $11,313,236   $55,602,247    $30,842,060     $1,137,508
                                              ============   ============   ===========   ===========   ============   ============

 Accumulation units                              3,340,406        825,446    11,299,141    55,455,496     30,617,088      1,137,508

 Contracts in payout (annuitization) period              0              0        14,095       146,751        224,972              0
                                              ------------   ------------   -----------   -----------   ------------   ------------

      Total net assets                          $3,340,406       $825,446   $11,313,236   $55,602,247    $30,842,060     $1,137,508
                                              ============   ============   ===========   ===========   ============   ============

Accumulation units outstanding                     160,313         54,008     1,117,149     2,518,811      1,819,574        243,968
                                              ============   ============   ===========   ===========   ============   ============

Series without enhanced death benefit:

  Net Assets                                    $2,811,675       $705,938   $11,279,622   $55,092,690    $30,594,095     $1,022,074

 Accumulation units outstanding                    134,870         46,153     1,113,813     2,495,614      1,804,886        219,074

 Unit value of accumulation units                   $20.85         $15.30        $10.12        $22.08         $16.95          $4.66

Series with enhanced death benefit:

 Net Assets                                       $528,731       $119,508       $33,614      $509,557       $247,965       $115,434

 Accumulation units outstanding                     25,443          7,855         3,336        23,197         14,688         24,894

 Unit value of accumulation units                   $20.78         $15.21        $10.08        $21.97         $16.88          $4.64


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (continued)


                                                                                  Davis
                                                      Cash      Corporate       Venture     "Dogs" of      Federated         Global
                                                Management           Bond         Value   Wall Street          Value           Bond
                                                 Portfolio      Portfolio     Portfolio     Portfolio      Portfolio      Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                              ------------   ------------   -----------   -----------   ------------   ------------
Assets:
 Investments in Anchor Series Trust,
    at fair value                                       $0             $0            $0            $0             $0             $0
 Investments in SunAmerica Series Trust,
    at fair value                               93,136,320     19,100,166    83,994,952     7,671,093     18,761,073      5,982,481
 Investments in Van Kampen Life Investment
    Trust, at fair value                                 0              0             0             0              0              0

 Liabilities                                             0              0             0             0              0              0
                                              ------------   ------------   -----------   -----------   ------------   ------------

Net Assets                                     $93,136,320    $19,100,166   $83,994,952    $7,671,093    $18,761,073     $5,982,481
                                              ============   ============   ===========   ===========   ============   ============

 Accumulation units                             93,064,935     19,078,251    83,889,365     7,670,285     18,703,180      5,973,777

 Contracts in payout (annuitization) period         71,385         21,915       105,587           808         57,893          8,704
                                              ------------   ------------   -----------   -----------   ------------   ------------

      Total net assets                         $93,136,320    $19,100,166   $83,994,952    $7,671,093    $18,761,073     $5,982,481
                                              ============   ============   ===========   ===========   ============   ============

Accumulation units outstanding                   7,142,411      1,291,841     3,902,961       859,939      1,449,533        365,649
                                              ============   ============   ===========   ===========   ============   ============

Series without enhanced death benefit:

 Net Assets                                    $92,596,141    $18,491,530   $82,939,450    $7,618,287    $18,588,904     $5,972,743

 Accumulation units outstanding                  7,100,813      1,250,457     3,853,665       853,991      1,436,161        365,051

 Unit value of accumulation units                   $13.04         $14.79        $21.52         $8.92         $12.94         $16.36

Series with enhanced death benefit:

 Net Assets                                       $540,179       $608,636    $1,055,502       $52,806       $172,169         $9,738


 Accumulation units outstanding                     41,598         41,384        49,296         5,948         13,372            598

 Unit value of accumulation units                   $12.98         $14.71        $21.41         $8.88         $12.87         $16.28


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (continued)


                                                                Goldman                                               International
                                                   Global         Sachs       Growth-          Growth    High-Yield     Diversified
                                                 Equities      Research        Income   Opportunities          Bond        Equities
                                                Portfolio     Portfolio     Portfolio       Portfolio     Portfolio       Portfolio
                                                (Class 1)     (Class 1)     (Class 1)       (Class 1)     (Class 1)       (Class 1)
                                              -----------   -----------   -----------   -------------   -----------   -------------
Assets:
 Investments in Anchor Series Trust,
    at fair value                                      $0            $0            $0              $0            $0              $0
 Investments in SunAmerica Series Trust,
    at fair value                              11,805,427     1,234,352    63,804,005         520,328    12,751,578      18,579,816
 Investments in Van Kampen Life Investment
    Trust, at fair value                                0             0             0               0             0               0

 Liabilities                                            0             0             0               0             0               0
                                              -----------   -----------   -----------   -------------   -----------   -------------

Net Assets                                    $11,805,427    $1,234,352   $63,804,005        $520,328   $12,751,578     $18,579,816
                                              ===========   ===========   ===========   =============   ===========   =============

 Accumulation units                            11,767,926     1,234,352    63,699,627         520,328    12,748,133      18,551,677

 Contracts in payout (annuitization) period        37,501             0       104,378               0         3,445          28,139
                                              -----------   -----------   -----------   -------------   -----------   -------------

      Total net assets                        $11,805,427    $1,234,352   $63,804,005        $520,328   $12,751,578     $18,579,816
                                              ===========   ===========   ===========   =============   ===========   =============

Accumulation units outstanding                    937,858       243,191     3,060,313         151,238     1,098,859       2,589,680
                                              ===========   ===========   ===========   =============   ===========   =============

Series without enhanced death benefit:

 Net Assets                                   $11,706,303    $1,083,974   $63,390,519        $508,952   $12,532,921     $18,573,976

 Accumulation units outstanding                   929,945       213,444     3,040,385         147,919     1,079,944       2,588,862

 Unit value of accumulation units                  $12.59         $5.08        $20.85           $3.44        $11.61           $7.17


Series with enhanced death benefit:

 Net Assets                                       $99,124      $150,378      $413,486         $11,376      $218,657          $5,840

 Accumulation units outstanding                     7,913        29,747        19,928           3,319        18,915             818

 Unit value of accumulation units                  $12.52         $5.05        $20.75           $3.43        $11.56           $7.14


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (continued)


                                              International           MFS          MFS
                                               Growth and      Growth and       Mid-Cap        Putnam    SunAmerica
                                                   Income          Income        Growth        Growth      Balanced   Technology
                                                Portfolio       Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 1)       (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                              -------------   -----------   -----------   -----------   -----------   ----------
Assets:
 Investments in Anchor Series Trust,
    at fair value                                        $0            $0            $0            $0            $0           $0
 Investments in SunAmerica Series Trust,
    at fair value                                 3,126,169     4,992,265     3,090,861     1,429,198    29,089,627      838,001
 Investments in Van Kampen Life Investment
    Trust, at fair value                                  0             0             0             0             0            0

 Liabilities                                              0             0             0             0             0            0
                                              -------------   -----------   -----------   -----------   -----------   ----------

Net Assets                                       $3,126,169    $4,992,265    $3,090,861    $1,429,198   $29,089,627     $838,001
                                              =============   ===========   ===========   ===========   ===========   ==========

 Accumulation units                               3,126,169     4,992,265     3,090,861     1,429,198    28,997,357      838,001


 Contracts in payout (annuitization) period               0             0             0             0        92,270            0
                                              -------------   -----------   -----------   -----------   -----------   ----------

      Total net assets                           $3,126,169    $4,992,265    $3,090,861    $1,429,198   $29,089,627     $838,001
                                              =============   ===========   ===========   ===========   ===========   ==========

Accumulation units outstanding                      373,747       334,178       442,817       103,344     2,317,912      486,701
                                              =============   ===========   ===========   ===========   ===========   ==========

Series without enhanced death benefit:

 Net Assets                                      $3,020,172    $4,610,824    $2,877,846    $1,374,144   $28,899,729     $821,725

 Accumulation units outstanding                     361,014       308,531       412,156        99,343     2,302,709      477,205

 Unit value of accumulation units                     $8.37        $14.94         $6.98        $13.83        $12.55        $1.72

Series with enhanced death benefit:

 Net Assets                                        $105,997      $381,441      $213,015       $55,054      $189,898      $16,276

 Accumulation units outstanding                      12,733        25,647        30,661         4,001        15,203        9,496

 Unit value of accumulation units                     $8.32        $14.87         $6.95        $13.76        $12.49        $1.71


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (continued)


                                                    Telecom    Worldwide    Aggressive     Alliance        Asset    Blue Chip
                                                    Utility   High Income       Growth       Growth   Allocation       Growth
                                                  Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio

                                                  (Class 1)     (Class 1)    (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                                 ----------   -----------   ----------   ----------   ----------   ----------
Assets:
    Investments in Anchor Series Trust,
       at fair value                                     $0            $0           $0           $0           $0           $0
    Investments in SunAmerica Series Trust,
       at fair value                              5,018,178     3,624,287      543,640    5,885,748    6,639,959    1,149,331
    Investments in Van Kampen Life Investment
       Trust, at fair value                               0             0            0            0            0            0

    Liabilities                                           0             0            0            0            0            0
                                                 ----------   -----------   ----------   ----------   ----------   ----------

Net Assets                                       $5,018,178    $3,624,287     $543,640   $5,885,748   $6,639,959   $1,149,331
                                                 ==========   ===========   ==========   ==========   ==========   ==========

    Accumulation units                            5,018,178     3,614,726      543,640    5,885,748    6,639,959    1,149,331

    Contracts in payout (annuitization) period            0         9,561            0            0            0            0
                                                 ----------   -----------   ----------   ----------   ----------   ----------

         Total net assets                        $5,018,178    $3,624,287     $543,640   $5,885,748   $6,639,959   $1,149,331
                                                 ==========   ===========   ==========   ==========   ==========   ==========

Accumulation units outstanding                      581,045       258,329       53,937      268,496      392,502      246,669
                                                 ==========   ===========   ==========   ==========   ==========   ==========

Series without enhanced death benefit:

    Net Assets                                   $5,016,129    $3,612,536     $414,964   $5,000,261   $6,179,215     $949,375

    Accumulation units outstanding                  580,807       257,489       41,145      227,946      365,202      203,638

    Unit value of accumulation units                  $8.64        $14.03       $10.09       $21.94       $16.92        $4.66

Series with enhanced death benefit:

    Net Assets                                       $2,049       $11,751     $128,676     $885,487     $460,744     $199,956

    Accumulation units outstanding                      238           840       12,792       40,550       27,300       43,031

    Unit value of accumulation units                  $8.60        $13.99       $10.06       $21.84       $16.88        $4.65


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (continued)


                                                                                Davis      "Dogs" of
                                                       Cash     Corporate       Venture         Wall    Federated       Global
                                                 Management          Bond         Value       Street        Value         Bond
                                                     Growth        Income     Portfolio    Portfolio    Portfolio    Portfolio
                                                  (Class 2)     (Class 2)     (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                                 ----------   -----------   -----------   ----------   ----------   ----------
Assets:
 Investments in Anchor Series Trust,
    at fair value                                        $0            $0            $0           $0           $0           $0
 Investments in SunAmerica Series Trust,
    at fair value                                36,683,427     6,151,038    12,762,108    1,350,248    2,752,682    1,406,743
 Investments in Van Kampen Life Investment
    Trust, at fair value                                  0             0             0            0            0            0

 Liabilities                                              0             0             0            0            0            0
                                                -----------   -----------   -----------   ----------   ----------   ----------

Net Assets                                      $36,683,427    $6,151,038   $12,762,108   $1,350,248   $2,752,682   $1,406,743
                                                ===========   ===========   ===========   ==========   ==========   ==========

 Accumulation units                              36,683,427     6,151,038    12,762,108    1,350,248    2,752,682    1,406,743

 Contracts in payout (annuitization) period               0             0             0            0            0            0
                                                -----------   -----------   -----------   ----------   ----------   ----------

      Total net assets                          $36,683,427    $6,151,038   $12,762,108   $1,350,248   $2,752,682   $1,406,743
                                                ===========   ===========   ===========   ==========   ==========   ==========

Accumulation units outstanding                    2,818,806       416,753       594,933      151,528      213,142       86,188
                                                ===========   ===========   ===========   ==========   ==========   ==========

Series without enhanced death benefit:

 Net Assets                                     $35,023,655    $5,501,603   $11,550,345   $1,178,585   $2,029,744   $1,283,327

 Accumulation units outstanding                   2,691,023       372,600       538,252      132,185      157,053       78,599

 Unit value of accumulation units                    $13.01        $14.77        $21.46        $8.92       $12.92       $16.32

Series with enhanced death benefit:

 Net Assets                                     $ 1,659,772      $649,435    $1,211,763     $171,663     $722,938     $123,416

 Accumulation units outstanding                     127,783        44,153        56,681       19,343       56,089        7,589

 Unit value of accumulation units                    $12.99        $14.71        $21.38        $8.87       $12.89       $16.26


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (continued)


                                                                Goldman                                             International
                                                    Global        Sachs      Growth-          Growth   High-Yield     Diversified
                                                  Equities     Research       Income   Opportunities         Bond        Equities
                                                 Portfolio    Portfolio    Portfolio       Portfolio    Portfolio       Portfolio
                                                 (Class 2)    (Class 2)    (Class 2)       (Class 2)    (Class 2)       (Class 2)
                                                ----------   ----------   ----------   -------------   ----------   -------------
Assets:
 Investments in Anchor Series Trust,
    at fair value                                       $0           $0           $0              $0           $0              $0
 Investments in SunAmerica Series Trust,
    at fair value                                  709,962      584,113    6,378,583         430,290    2,821,119       1,825,841
 Investments in Van Kampen Life Investment
    Trust, at fair value                                 0            0            0               0            0               0

 Liabilities                                             0            0            0               0            0               0
                                                ----------   ----------   ----------   -------------   ----------   -------------

Net Assets                                        $709,962     $584,113   $6,378,583        $430,290   $2,821,119      $1,825,841
                                                ==========   ==========   ==========   =============   ==========   =============

 Accumulation units
                                                   709,962      584,113    6,378,583         430,290    2,821,119       1,825,841

 Contracts in payout (annuitization) period              0            0            0               0            0               0
                                                ----------   ----------   ----------   -------------   ----------   -------------

      Total net assets                            $709,962     $584,113   $6,378,583        $430,290   $2,821,119      $1,825,841
                                                ==========   ==========   ==========   =============   ==========   =============

Accumulation units outstanding                      56,535      115,213      307,048         125,229      243,601         255,125
                                                ==========   ==========   ==========   =============   ==========   =============

Series without enhanced death benefit:

 Net Assets                                       $662,351     $474,709   $5,447,263        $265,030   $2,640,224      $1,703,199

 Accumulation units outstanding                     52,732       93,584      262,112          77,004      227,933         237,948

 Unit value of accumulation units                   $12.57        $5.07       $20.78           $3.44       $11.58           $7.17

Series with enhanced death benefit:

 Net Assets                                        $47,611     $109,404     $931,320        $165,260     $180,895        $122,642

 Accumulation units outstanding                      3,803       21,629       44,936          48,225       15,668          17,177

 Unit value of accumulation units                   $12.52        $5.06       $20.73           $3.43       $11.55           $7.14


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (continued)


                                                International          MFS          MFS
                                                Growth and      Growth and      Mid-Cap       Putnam   SunAmerica
                                                    Income          Income       Growth       Growth     Balanced   Technology
                                                 Portfolio       Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 2)       (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                                -------------   ----------   ----------   ----------   ----------   ----------
Assets:
 Investments in Anchor Series Trust,
    at fair value                                       $0              $0           $0           $0           $0           $0
 Investments in SunAmerica Series Trust,
    at fair value                                2,446,430       2,455,307    2,263,955      679,855    4,746,806      352,138
 Investments in Van Kampen Life Investment
    Trust, at fair value                                 0               0            0            0            0            0

 Liabilities                                             0               0            0            0            0            0
                                                -------------   ----------   ----------   ----------   ----------   ----------

Net Assets                                      $2,446,430      $2,455,307   $2,263,955     $679,855   $4,746,806     $352,138
                                                =============   ==========   ==========   ==========   ==========   ==========

 Accumulation units                              2,446,430       2,455,307    2,263,955      679,855    4,746,806      352,138

 Contracts in payout (annuitization) period              0               0            0            0            0            0
                                                -------------   ----------   ----------   ----------   ----------   ----------

      Total net assets                          $2,446,430      $2,455,307   $2,263,955     $679,855   $4,746,806     $352,138
                                                =============   ==========   ==========   ==========   ==========   ==========

Accumulation units outstanding                     292,761         164,480      325,138       49,321      379,274      205,027
                                                =============   ==========   ==========   ==========   ==========   ==========

Series without enhanced death benefit:

 Net Assets                                     $2,272,445      $2,189,987   $1,995,960     $541,233   $4,469,100     $238,326

 Accumulation units outstanding                    271,904         146,656      286,530       39,243      357,033      138,692

 Unit value of accumulation units                    $8.36          $14.93        $6.97       $13.79       $12.52        $1.72

Series with enhanced death benefit:

 Net Assets                                       $173,985        $265,320     $267,995     $138,622     $277,706     $113,812

 Accumulation units outstanding                     20,857          17,824       38,608       10,078       22,241       66,335

 Unit value of accumulation units                    $8.34          $14.89        $6.94       $13.76       $12.49        $1.71


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (continued)


                                                      Telecom     Worldwide                  Emerging     Growth &
                                                      Utility   High Income     Comstock       Growth       Income
                                                    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                    (Class 2)     (Class 2)   (Class II)   (Class II)   (Class II)
                                                -------------   -----------   ----------   ----------   ----------
Assets:
 Investments in Anchor Series Trust,
    at fair value                                          $0            $0           $0           $0           $0
 Investments in SunAmerica Series Trust,
    at fair value                                   1,189,346       215,603            0            0            0
 Investments in Van Kampen Life Investment
    Trust, at fair value                                    0             0    1,365,127    1,013,494      935,499

 Liabilities                                                0             0            0            0            0
                                                -------------   -----------   ----------   ----------   ----------

Net Assets                                         $1,189,346      $215,603   $1,365,127   $1,013,494     $935,499
                                                =============   ===========   ==========   ==========   ==========

 Accumulation units                                 1,189,346       215,603    1,365,127    1,013,494      935,499

 Contracts in payout (annuitization) period                 0             0            0            0            0
                                                -------------   -----------   ----------   ----------   ----------

      Total net assets                             $1,189,346      $215,603   $1,365,127   $1,013,494     $935,499
                                                =============   ===========   ==========   ==========   ==========

Accumulation units outstanding                        137,876        15,407      168,770      147,400      105,663
                                                =============   ===========   ==========   ==========   ==========

Series without enhanced death benefit:

 Net Assets                                        $1,136,312      $195,710   $1,163,690     $861,399     $769,510

 Accumulation units outstanding                       131,718        13,981      143,852      125,151       86,876

 Unit value of accumulation units                       $8.63        $14.00        $8.10        $6.88        $8.86

Series with enhanced death benefit:

 Net Assets                                           $53,034       $19,893     $201,437     $152,095     $165,989

 Accumulation units outstanding                         6,158         1,426       24,918       22,249       18,787

 Unit value of accumulation units                       $8.61        $13.95        $8.08        $6.84        $8.83


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2002

                                                                              Market Value     Market
Variable Accounts                                              Shares          Per Share        Value           Cost
-----------------                                              ------          ---------        -----           ----
ANCHOR SERIES TRUST:
  Capital Appreciation Portfolio (Class 1)                    2,137,583         $  22.90     48,956,063     $ 53,022,241
  Government and Quality Bond Portfolio (Class 1)             4,023,653            15.60     62,758,317       60,029,998
  Growth Portfolio (Class 1)                                  1,367,599            19.35     26,457,545       41,716,341
  Natural Resources Portfolio (Class 1)                         297,208            17.97      5,341,920        5,519,353
  Capital Appreciation Portfolio (Class 2)                      296,559            22.85      6,777,738        7,180,818
  Government and Quality Bond Portfolio (Class 2)             1,545,760            15.59     24,097,698       23,606,164
  Growth Portfolio (Class 2)                                    172,721            19.34      3,340,406        3,883,413
  Natural Resources Portfolio (Class 2)                          45,959            17.96        825,446          846,875

SUNAMERICA SERIES TRUST:
  Aggressive Growth Porfolio (Class 1)                        1,665,617             6.79     11,313,236       11,558,387
  Alliance Growth Portfolio (Class 1)                         3,978,548            13.98     55,602,247      101,763,646
  Asset Allocation Portfolio (Class 1)                        2,670,570            11.55     30,842,060       37,737,951
  Blue Chip Growth Porfolio (Class 1)                           234,618             4.85      1,137,508        1,236,656
  Cash Management Portfolio (Class 1)                         8,600,763            10.83     93,136,320       93,117,062
  Corporate Bond Portfolio (Class 1)                          1,707,408            11.19     19,100,166       19,315,539
  Davis Venture Value Portfolio (Class 1)                     4,777,213            17.58     83,994,952      112,827,616
  "Dogs" of Wall Street Portfolio (Class 1)                     895,939             8.56      7,671,093        8,233,254
  Federated Value Portfolio (Class 1)                         1,563,302            12.00     18,761,073       23,484,903
  Global Bond Portfolio (Class 1)                               548,632            10.90      5,982,481        5,994,323
  Global Equities Portfolio (Class 1)                         1,440,266             8.20     11,805,427       11,696,570
  Goldman Sachs Research Portfolio (Class 1)                    234,977             5.25      1,234,352        1,498,349
  Growth-Income Portfolio (Class 1)                           3,681,366            17.33     63,804,005       93,982,850
  Growth Opportunities Portfolio (Class 1)                      146,509             3.55        520,328          604,583
  High-Yield Bond Portfolio (Class 1)                         2,308,026             5.52     12,751,578       14,037,191
  International Diversified Equities Portfolio (Class 1)      3,407,514             5.45     18,579,816       18,512,171
  International Growth and Income Portfolio (Class 1)           421,344             7.42      3,126,169        3,138,479
  MFS Growth and Income Porfolio (Class 1)                      580,598             8.60      4,992,265        6,027,068
  MFS Mid-Cap Growth Portfolio (Class 1)                        533,745             5.79      3,090,861        3,249,280
  Putnam Growth Portfolio (Class 1)                             126,750            11.28      1,429,198        1,708,551
  SunAmerica Balanced Portfolio (Class 1)                     2,459,148            11.83     29,089,627       39,775,211
  Technology Portfolio (Class 1)                                468,742             1.79        838,001          975,327
  Telecom Utility Portfolio (Class 1)                           710,518             7.06      5,018,178        8,148,888
  Worldwide High Income Portfolio (Class 1)                     561,135             6.46      3,624,287        4,957,674
  Aggressive Growth Portfolio (Class 2)                          80,056             6.79        543,640          622,282
  Alliance Growth Portfolio (Class 2)                           421,445            13.97      5,885,748        7,479,855
  Asset Allocation Portfolio (Class 2)                          575,373            11.54      6,639,959        7,039,495
  Blue Chip Growth Portfolio (Class 2)                          237,120             4.85      1,149,331        1,331,339
  Cash Management Portfolio (Class 2)                         3,392,802            10.81     36,683,427       36,695,336
  Corporate Bond Portfolio (Class 2)                            550,412            11.18      6,151,038        6,145,350
  Davis Venture Value Portfolio (Class 2)                       726,443            17.57     12,762,108       14,513,603
  "Dogs" of Wall Street Portfolio (Class 2)                     157,859             8.55      1,350,248        1,399,967
  Federated Value Portfolio (Class 2)                           229,605            11.99      2,752,682        3,142,413
  Global Bond Portfolio (Class 2)                               129,140            10.89      1,406,743        1,389,041
  Global Equities Portfolio (Class 2)                            86,846             8.18        709,962          733,206
  Goldman Sachs Research Portfolio (Class 2)                    111,451             5.24        584,113          707,622
  Growth-Income Portfolio (Class 2)                             368,287            17.32      6,378,583        7,515,058
  Growth Opportunities Portfolio (Class 2)                      121,492             3.54        430,290          530,831
  High-Yield Bond Portfolio (Class 2)                           511,096             5.52      2,821,119        2,898,081
  International Diversified Equities Portfolio (Class 2)        336,243             5.43      1,825,841        1,858,061
  International Growth and Income Portfolio (Class 2)           328,829             7.44      2,446,430        2,495,631
  MFS Growth and Income Portfolio (Class 2)                     285,537             8.60      2,455,307        2,826,883
  MFS Mid-Cap Growth Portfolio (Class 2)                        391,876             5.78      2,263,955        3,190,904
  Putnam Growth Portfolio (Class 2)                              60,364            11.26        679,855          807,561
  SunAmerica Balanced Portfolio (Class 2)                       401,665            11.82      4,746,806        5,307,835
  Technology Portfolio (Class 2)                                197,200             1.79        352,138          495,578
  Telecom Utility Portfolio (Class 2)                           168,494             7.06      1,189,346        1,517,997
  Worldwide High Income Portfolio (Class 2)                      33,460             6.44        215,603          225,248

VAN KAMPEN LIFE INVESTMENT TRUST:
  Comstock Portfolio (Class II)                                 150,510             9.07      1,365,127        1,495,186
  Emerging Growth Portfolio (Class II)                           53,202            19.05      1,013,494        1,115,659
  Growth and Income Portfolio (Class II)                         69,554            13.45        935,499          974,151



                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002

                                                                                    Government
                                                                    Capital             and
                                                                 Appreciation      Quality Bond          Growth
                                                                   Portfolio         Portfolio          Portfolio
                                                                   (Class 1)         (Class 1)          (Class 1)
                                                               -------------      -------------      -------------
Investment income:
   Dividends                                                   $           0      $   2,211,590      $     121,373
                                                               -------------      -------------      -------------
       Total investment income                                             0          2,211,590            121,373
                                                               -------------      -------------      -------------
Expenses:
   Mortality and expense risk charge                                (861,778)          (753,657)          (477,436)
   Distribution expense charge                                       (94,051)           (82,215)           (52,190)
                                                               -------------      -------------      -------------
       Total expenses                                               (955,829)          (835,872)          (529,626)
                                                               -------------      -------------      -------------
Net investment income (loss)                                        (955,829)         1,375,718           (408,253)
                                                               -------------      -------------      -------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                     225,066,710         19,519,258         15,243,498
   Cost of shares sold                                          (239,729,903)       (18,905,961)       (22,824,661)
                                                               -------------      -------------      -------------

Net realized gains (losses) from
    securities transactions                                      (14,663,193)           613,297         (7,581,163)
Realized gain distributions                                                0                  0                  0
                                                               -------------      -------------      -------------
Net realized gains (losses)                                      (14,663,193)           613,297         (7,581,163)
                                                               -------------      -------------      -------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                            (1,181,553)           671,849        (13,230,552)
   End of period                                                  (4,066,178)         2,728,319        (15,258,796)
                                                               -------------      -------------      -------------
Change in net unrealized appreciation
    (depreciation) of investments                                 (2,884,625)         2,056,470         (2,028,244)
                                                               -------------      -------------      -------------
Increase (decrease) in net assets from operations              $ (18,503,647)     $   4,045,485      $ (10,017,660)
                                                               =============      =============      =============

                                                                                                       Government
                                                                   Natural           Capital               and
                                                                  Resources        Appreciation       Quality Bond
                                                                  Portfolio         Portfolio           Portfolio
                                                                  (Class 1)         (Class 2)          (Class 2)
                                                               -------------      -------------      -------------
Investment income:
   Dividends                                                   $      41,412      $           0      $     669,862
                                                               -------------      -------------      -------------
       Total investment income                                        41,412                  0            669,862
                                                               -------------      -------------      -------------
Expenses:
   Mortality and expense risk charge                                 (72,259)           (80,309)          (204,275)
   Distribution expense charge                                        (7,904)            (8,602)           (22,030)
                                                               -------------      -------------      -------------
       Total expenses                                                (80,163)           (88,911)          (226,305)
                                                               -------------      -------------      -------------
Net investment income (loss)                                         (38,751)           (88,911)           443,557
                                                               -------------      -------------      -------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                       3,078,660         15,191,833         11,506,361
   Cost of shares sold                                            (2,985,974)       (16,184,169)       (11,344,645)
                                                               -------------      -------------      -------------
Net realized gains (losses) from
    securities transactions                                           92,686           (992,336)           161,716
Realized gain distributions                                          245,649                  0                  0
                                                               -------------      -------------      -------------
Net realized gains (losses)                                          338,335           (992,336)           161,716
                                                               -------------      -------------      -------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                              (130,240)            27,242            (22,571)
   End of period                                                    (177,433)          (403,080)           491,534
                                                               -------------      -------------      -------------
Change in net unrealized appreciation
    (depreciation) of investments                                    (47,193)          (430,322)           514,105
                                                               -------------      -------------      -------------
Increase (decrease) in net assets from operations              $     252,391      $  (1,511,569)     $   1,119,378
                                                               =============      =============      =============



                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                            Natural            Aggressive         Alliance
                                                          Growth           Resources            Growth             Growth
                                                         Portfolio         Portfolio           Portfolio          Portfolio
                                                         (Class 2)         (Class 2)           (Class 1)          (Class 1)
                                                      -------------      -------------      -------------      -------------
Investment income:
   Dividends                                          $       7,542      $       5,233      $      42,824      $     191,258
                                                      -------------      -------------      -------------      -------------
       Total investment income                                7,542              5,233             42,824            191,258
                                                      -------------      -------------      -------------      -------------
Expenses:
   Mortality and expense risk charge                        (36,678)            (8,001)          (247,051)        (1,097,043)
   Distribution expense charge                               (3,906)              (854)           (27,039)          (119,935)
       Total expenses                                       (40,584)            (8,855)          (274,090)        (1,216,978)
                                                      -------------      -------------      -------------      -------------
Net investment income (loss)                                (33,042)            (3,622)          (231,266)        (1,025,720)
                                                      -------------      -------------      -------------      -------------
Net realized gains (losses) from securities
    transactions:
   Proceeds from shares sold                              1,567,392            724,132        340,265,317         47,072,007
   Cost of shares sold                                   (1,733,467)          (726,313)      (344,690,964)       (74,416,471)
                                                      -------------      -------------      -------------      -------------
Net realized gains (losses) from
    securities transactions                                (166,075)            (2,181)        (4,425,647)       (27,344,464)
Realized gain distributions                                       0             37,454                  0                  0
                                                      -------------      -------------      -------------      -------------
Net realized gains (losses)                                (166,075)            35,273         (4,425,647)       (27,344,464)
                                                      -------------      -------------      -------------      -------------
Net unrealized appreciation (depreciation)
    of investments:
   Beginning of period                                      (19,040)             9,189            375,484        (41,459,975)
   End of period                                           (543,007)           (21,429)          (245,151)       (46,161,399)
                                                      -------------      -------------      -------------      -------------
Change in net unrealized appreciation
    (depreciation) of investments                          (523,967)           (30,618)          (620,635)        (4,701,424)
                                                      -------------      -------------      -------------      -------------
Increase (decrease) in net assets from operations     $    (723,084)     $       1,033      $  (5,277,548)     $ (33,071,608)
                                                      =============      =============      =============      =============




                                                          Asset              Blue Chip
                                                        Allocation            Growth
                                                        Portfolio            Portfolio
                                                        (Class 1)            (Class 1)
                                                      -------------      -------------
Investment income:
   Dividends                                          $   1,176,184      $       3,233
                                                      -------------      -------------
       Total investment income                            1,176,184              3,233
                                                      -------------      -------------
Expenses:
   Mortality and expense risk charge                       (424,215)           (13,766)
   Distribution expense charge                              (46,402)            (1,471)
                                                      -------------      -------------
       Total expenses                                      (470,617)           (15,237)
                                                      -------------      -------------
Net investment income (loss)                                705,567            (12,004)
                                                      -------------      -------------
Net realized gains (losses) from securities
    transactions:
   Proceeds from shares sold                              6,326,221         16,290,866
   Cost of shares sold                                   (7,524,505)       (16,523,043)
                                                      -------------      -------------
Net realized gains (losses) from
    securities transactions                              (1,198,284)          (232,177)
Realized gain distributions                                       0                  0
                                                      -------------      -------------
Net realized gains (losses)                              (1,198,284)          (232,177)
                                                      -------------      -------------
Net unrealized appreciation (depreciation)
    of investments:
   Beginning of period                                   (4,410,547)            11,428
   End of period                                         (6,895,891)           (99,148)
                                                      -------------      -------------
Change in net unrealized appreciation
    (depreciation) of investments                        (2,485,344)          (110,576)
                                                      -------------      -------------
Increase (decrease) in net assets from operations     $  (2,978,061)     $    (354,757)
                                                      =============      =============




                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)


                                                               Cash          Corporate      Davis Venture
                                                         Management               Bond              Value
                                                          Portfolio          Portfolio          Portfolio
                                                          (Class 1)          (Class 1)          (Class 1)
                                                    ---------------    ---------------    ---------------
Investment income:
   Dividends                                        $     5,882,360    $     1,213,821    $       586,133
                                                    ---------------    ---------------    ---------------
       Total investment income                            5,882,360          1,213,821            586,133
                                                    ---------------    ---------------    ---------------

Expenses:
   Mortality and expense risk charge                     (1,963,537)          (265,503)        (1,391,533)
   Distribution expense charge                             (214,797)           (28,927)          (152,051)
                                                    ---------------    ---------------    ---------------
       Total expenses                                    (2,178,334)          (294,430)        (1,543,584)
                                                    ---------------    ---------------    ---------------

Net investment income (loss)                              3,704,026            919,391           (957,451)
                                                    ---------------    ---------------    ---------------

Net realized gains (losses) from securities transactions:

   Proceeds from shares sold                          4,864,451,702          5,506,805         33,465,960
   Cost of shares sold                               (4,868,092,780)        (5,664,350)       (42,229,657)
                                                    ---------------    ---------------    ---------------

Net realized gains (losses) from
  securities transactions                                (3,641,078)          (157,545)        (8,763,697)
Realized gain distributions                                       0                  0                  0
                                                    ---------------    ---------------    ---------------

Net realized gains (losses)                              (3,641,078)          (157,545)        (8,763,697)
                                                    ---------------    ---------------    ---------------

Net unrealized appreciation (depreciation)
  of investments:
   Beginning of period                                      347,696           (488,837)       (17,121,286)
   End of period                                             19,258           (215,373)       (28,832,664)
                                                    ---------------    ---------------    ---------------

Change in net unrealized appreciation
  (depreciation) of investments                            (328,438)           273,464        (11,711,378)
                                                    ---------------    ---------------    ---------------

Increase (decrease) in net assets from operations   $      (265,490)   $     1,035,310    $   (21,432,526)
                                                    ===============    ===============    ===============


                                                          "Dogs" of          Federated             Global
                                                        Wall Street              Value               Bond
                                                          Portfolio          Portfolio          Portfolio
                                                          (Class 1)          (Class 1)          (Class 1)
                                                    ---------------    ---------------    ---------------
Investment income:
   Dividends                                        $       148,006    $       218,523    $       103,818
                                                    ---------------    ---------------    ---------------
       Total investment income                              148,006            218,523            103,818
                                                    ---------------    ---------------    ---------------

Expenses:
   Mortality and expense risk charge                       (109,968)          (281,287)           (89,849)
   Distribution expense charge                              (12,030)           (30,760)            (9,835)
                                                    ---------------    ---------------    ---------------
       Total expenses                                      (121,998)          (312,047)           (99,684)
                                                    ---------------    ---------------    ---------------

Net investment income (loss)                                 26,008            (93,524)             4,134
                                                    ---------------    ---------------    ---------------

Net realized gains (losses) from securities transactions:

   Proceeds from shares sold                              4,851,656          6,816,214          5,402,822
   Cost of shares sold                                   (5,022,811)        (7,888,566)        (5,573,942)
                                                    ---------------    ---------------    ---------------

Net realized gains (losses) from
  securities transactions                                  (171,155)        (1,072,352)          (171,120)
Realized gain distributions                                       0                  0             83,200
                                                    ---------------    ---------------    ---------------

Net realized gains (losses)                                (171,155)        (1,072,352)           (87,920)
                                                    ---------------    ---------------    ---------------
Net unrealized appreciation (depreciation)
  of investments:
   Beginning of period                                      108,028           (970,379)          (365,043)
   End of period                                           (562,161)        (4,723,830)           (11,842)
                                                    ---------------    ---------------    ---------------

Change in net unrealized appreciation
  (depreciation) of investments                            (670,189)        (3,753,451)           353,201
                                                    ---------------    ---------------    ---------------

Increase (decrease) in net assets from operations   $      (815,336)   $    (4,919,327)   $       269,415
                                                    ===============    ===============    ===============


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)


                                                                               Goldman
                                                             Global              Sachs            Growth-
                                                           Equities           Research             Income
                                                          Portfolio          Portfolio          Portfolio
                                                          (Class 1)          (Class 1)          (Class 1)
                                                    ---------------    ---------------    ---------------
Investment income:
   Dividends                                        $             0    $             0    $       651,751
                                                    ---------------    ---------------    ---------------
       Total investment income                                    0                  0            651,751
                                                    ---------------    ---------------    ---------------

Expenses:
   Mortality and expense risk charge                       (282,465)           (19,120)        (1,113,891)
   Distribution expense charge                              (30,900)            (2,044)          (121,843)
                                                    ---------------    ---------------    ---------------
       Total expenses                                      (313,365)           (21,164)        (1,235,734)
                                                    ---------------    ---------------    ---------------

Net investment income (loss)                               (313,365)           (21,164)          (583,983)
                                                    ---------------    ---------------    ---------------

Net realized gains (losses) from securities
  transactions:
   Proceeds from shares sold                            629,172,815          2,120,993         25,139,033
   Cost of shares sold                                 (631,457,778)        (2,689,763)       (34,429,665)
                                                    ---------------    ---------------    ---------------

Net realized gains (losses) from
    securities transactions                              (2,284,963)          (568,770)        (9,290,632)
Realized gain distributions                                       0                  0                  0
                                                    ---------------    ---------------    ---------------

Net realized gains (losses)                              (2,284,963)          (568,770)        (9,290,632)
                                                    ---------------    ---------------    ---------------

Net unrealized appreciation (depreciation)
  of investments:
   Beginning of period                                      384,543           (241,770)       (18,789,662)
   End of period                                            108,857           (263,997)       (30,178,845)
                                                    ---------------    ---------------    ---------------

Change in net unrealized appreciation
    (depreciation) of investments                          (275,686)           (22,227)       (11,389,183)
                                                    ---------------    ---------------    ---------------

Increase (decrease) in net assets from operations   $    (2,874,014)   $      (612,161)   $   (21,263,798)
                                                    ===============    ===============    ===============



                                                                                            International
                                                             Growth         High-Yield        Diversified
                                                      Opportunities               Bond           Equities
                                                          Portfolio          Portfolio          Portfolio
                                                          (Class 1)          (Class 1)          (Class 1)
                                                    ---------------    ---------------    ---------------

Investment income:
   Dividends                                        $             0    $     1,894,726    $             0
                                                    ---------------    ---------------    ---------------
       Total investment income                                    0          1,894,726                  0
                                                    ---------------    ---------------    ---------------

Expenses:
   Mortality and expense risk charge                         (6,408)          (169,983)          (551,461)
   Distribution expense charge                                 (699)           (18,539)           (60,365)
                                                    ---------------    ---------------    ---------------
       Total expenses                                        (7,107)          (188,522)          (611,826)
                                                    ---------------    ---------------    ---------------

Net investment income (loss)                                 (7,107)         1,706,204           (611,826)
                                                    ---------------    ---------------    ---------------

Net realized gains (losses) from securities
  transactions:
   Proceeds from shares sold                              1,476,075         21,761,288      2,413,181,309
   Cost of shares sold                                   (1,760,295)       (25,056,392)    (2,402,072,348)
                                                    ---------------    ---------------    ---------------

Net realized gains (losses) from
    securities transactions                                (284,220)        (3,295,104)        11,108,961
Realized gain distributions                                       0                  0                  0
                                                    ---------------    ---------------    ---------------

Net realized gains (losses)                                (284,220)        (3,295,104)        11,108,961
                                                    ---------------    ---------------    ---------------

Net unrealized appreciation (depreciation)
  of investments:
   Beginning of period                                      (18,778)        (2,184,720)           539,668
   End of period                                            (84,255)        (1,285,613)            67,645
                                                    ---------------    ---------------    ---------------

Change in net unrealized appreciation
    (depreciation) of investments                           (65,477)           899,107           (472,023)
                                                    ---------------    ---------------    ---------------

Increase (decrease) in net assets from operations   $      (356,804)   $      (689,793)   $    10,025,112
                                                    ===============    ===============    ===============


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)


                                                               International                MFS                MFS
                                                                  Growth and         Growth and            Mid-Cap
                                                                      Income             Income             Growth
                                                                   Portfolio          Portfolio          Portfolio
                                                                   (Class 1)          (Class 1)          (Class 1)
                                                             ---------------    ---------------    ---------------
Investment income:
   Dividends                                                 $        84,532    $        40,155    $             0
                                                             ---------------    ---------------    ---------------
       Total investment income                                        84,532             40,155                  0
                                                             ---------------    ---------------    ---------------

Expenses:
   Mortality and expense risk charge                                (169,902)           (64,104)           (77,397)
   Distribution expense charge                                       (18,567)            (6,909)            (8,406)
                                                             ---------------    ---------------    ---------------
       Total expenses                                               (188,469)           (71,013)           (85,803)
                                                             ---------------    ---------------    ---------------

Net investment income (loss)                                        (103,937)           (30,858)           (85,803)
                                                             ---------------    ---------------    ---------------

Net realized gains (losses) from securities transactions:

   Proceeds from shares sold                                   1,112,991,126          1,682,921        155,625,855
   Cost of shares sold                                        (1,104,757,155)        (2,131,657)      (159,099,532)
                                                             ---------------    ---------------    ---------------

Net realized gains (losses) from
    securities transactions                                        8,233,971           (448,736)        (3,473,677)
Realized gain distributions                                                0                  0                  0
                                                             ---------------    ---------------    ---------------

Net realized gains (losses)                                        8,233,971           (448,736)        (3,473,677)
                                                             ---------------    ---------------    ---------------

Net unrealized appreciation (depreciation) of investments:

   Beginning of period                                                94,010           (294,806)            91,470
   End of period                                                     (12,310)        (1,034,803)          (158,419)
                                                             ---------------    ---------------    ---------------

Change in net unrealized appreciation
    (depreciation) of investments                                   (106,320)          (739,997)          (249,889)
                                                             ---------------    ---------------    ---------------

Increase (decrease) in net assets from operations            $     8,023,714    $    (1,219,591)   $    (3,809,369)
                                                             ===============    ===============    ===============




                                                                      Putnam         SunAmerica
                                                                      Growth           Balanced         Technology
                                                                   Portfolio          Portfolio          Portfolio
                                                                   (Class 1)          (Class 1)          (Class 1)
                                                             ---------------    ---------------    ---------------
Investment income:
   Dividends                                                 $         2,780    $       870,660    $             0
                                                             ---------------    ---------------    ---------------
       Total investment income                                         2,780            870,660                  0
                                                             ---------------    ---------------    ---------------

Expenses:
   Mortality and expense risk charge                                 (21,268)          (506,151)           (10,381)
   Distribution expense charge                                        (2,311)           (55,380)            (1,131)
                                                             ---------------    ---------------    ---------------
       Total expenses                                                (23,579)          (561,531)           (11,512)
                                                             ---------------    ---------------    ---------------

Net investment income (loss)                                         (20,799)           309,129            (11,512)
                                                             ---------------    ---------------    ---------------

Net realized gains (losses) from securities transactions:

   Proceeds from shares sold                                       7,474,463         11,233,845          2,986,098
   Cost of shares sold                                            (7,741,745)       (14,431,054)        (3,529,034)
                                                             ---------------    ---------------    ---------------

Net realized gains (losses) from
    securities transactions                                         (267,282)        (3,197,209)          (542,936)
Realized gain distributions                                                0                  0                  0
                                                             ---------------    ---------------    ---------------

Net realized gains (losses)                                         (267,282)        (3,197,209)          (542,936)
                                                             ---------------    ---------------    ---------------

Net unrealized appreciation (depreciation) of investments:

   Beginning of period                                                 5,679         (6,640,541)           (34,586)
   End of period                                                    (279,353)       (10,685,584)          (137,326)
                                                             ---------------    ---------------    ---------------

Change in net unrealized appreciation
    (depreciation) of investments                                   (285,032)        (4,045,043)          (102,740)
                                                             ---------------    ---------------    ---------------

Increase (decrease) in net assets from operations            $      (573,113)   $    (6,933,123)   $      (657,188)
                                                             ===============    ===============    ===============





                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)


                                                        Telecom      Worldwide     Aggressive
                                                        Utility    High Income         Growth
                                                      Portfolio      Portfolio      Portfolio
                                                      (Class 1)      (Class 1)      (Class 2)
                                                    -----------    -----------    -----------
Investment income:
   Dividends                                        $   534,766    $   521,294    $     1,057
                                                    -----------    -----------    -----------
       Total investment income                          534,766        521,294          1,057
                                                    -----------    -----------    -----------

Expenses:
   Mortality and expense risk charge                    (85,695)       (54,943)        (7,613)
   Distribution expense charge                           (9,382)        (6,013)          (795)
                                                    -----------    -----------    -----------
       Total expenses                                   (95,077)       (60,956)        (8,408)
                                                    -----------    -----------    -----------

Net investment income (loss)                            439,689        460,338         (7,351)
                                                    -----------    -----------    -----------

Net realized gains (losses) from securities transactions:

   Proceeds from shares sold                          2,984,636      1,931,094      1,433,526
   Cost of shares sold                               (4,641,262)    (2,633,004)    (1,530,179)
                                                    -----------    -----------    -----------

Net realized gains (losses) from
    securities transactions                          (1,656,626)      (701,910)       (96,653)
Realized gain distributions                                   0              0              0
                                                    -----------    -----------    -----------

Net realized gains (losses)                          (1,656,626)      (701,910)       (96,653)
                                                    -----------    -----------    -----------

Net unrealized appreciation (depreciation) of investments:

   Beginning of period                               (2,360,689)    (1,461,902)        (2,927)
   End of period                                     (3,130,710)    (1,333,387)       (78,642)
                                                    -----------    -----------    -----------

Change in net unrealized appreciation
    (depreciation) of investments                      (770,021)       128,515        (75,715)
                                                    -----------    -----------    -----------

Increase (decrease) in net assets from operations   $(1,986,958)   $  (113,057)   $  (179,719)
                                                    ===========    ===========    ===========


                                                       Alliance          Asset      Blue Chip
                                                         Growth     Allocation         Growth
                                                      Portfolio      Portfolio      Portfolio
                                                      (Class 2)      (Class 2)      (Class 2)
                                                    -----------    -----------    -----------
Investment income:
   Dividends                                        $    10,050    $   207,282    $     1,827
                                                    -----------    -----------    -----------
       Total investment income                           10,050        207,282          1,827
                                                    -----------    -----------    -----------

Expenses:
   Mortality and expense risk charge                    (76,318)       (50,766)       (10,557)
   Distribution expense charge                           (8,129)        (5,457)        (1,100)
                                                    -----------    -----------    -----------
       Total expenses                                   (84,447)       (56,223)       (11,657)
                                                    -----------    -----------    -----------

Net investment income (loss)                            (74,397)       151,059         (9,830)
                                                    -----------    -----------    -----------

Net realized gains (losses) from securities transactions:

   Proceeds from shares sold                          2,297,254        426,412        222,968
   Cost of shares sold                               (2,784,008)      (431,004)      (258,392)
                                                    -----------    -----------    -----------

Net realized gains (losses) from
    securities transactions                            (486,754)        (4,592)       (35,424)
Realized gain distributions                                   0              0              0
                                                    -----------    -----------    -----------

Net realized gains (losses)                            (486,754)        (4,592)       (35,424)
                                                    -----------    -----------    -----------

Net unrealized appreciation (depreciation) of investments:

   Beginning of period                                   37,895            963          2,315
   End of period                                     (1,594,107)      (399,536)      (182,008)
                                                    -----------    -----------    -----------

Change in net unrealized appreciation
    (depreciation) of investments                    (1,632,002)      (400,499)      (184,323)
                                                    -----------    -----------    -----------

Increase (decrease) in net assets from operations   $(2,193,153)   $  (254,032)   $  (229,577)
                                                    ===========    ===========    ===========





                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)



                                                             Cash        Corporate    Davis Venture
                                                       Management             Bond            Value
                                                        Portfolio        Portfolio        Portfolio
                                                        (Class 2)        (Class 2)        (Class 2)
                                                    -------------    -------------    -------------
Investment income:
   Dividends                                        $     909,660    $     324,401    $      64,812
                                                    -------------    -------------    -------------
       Total investment income                            909,660          324,401           64,812
                                                    -------------    -------------    -------------

Expenses:
   Mortality and expense risk charge                     (297,571)         (58,673)        (163,098)
   Distribution expense charge                            (32,181)          (6,291)         (17,520)
                                                    -------------    -------------    -------------
       Total expenses                                    (329,752)         (64,964)        (180,618)
                                                    -------------    -------------    -------------

Net investment income (loss)                              579,908          259,437         (115,806)
                                                    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:

   Proceeds from shares sold                          435,708,601          964,090        7,305,142
   Cost of shares sold                               (436,340,172)        (978,553)      (7,966,309)
                                                    -------------    -------------    -------------


Net realized gains (losses) from
    securities transactions                              (631,571)         (14,463)        (661,167)
Realized gain distributions                                     0                0                0
                                                    -------------    -------------    -------------

Net realized gains (losses)                              (631,571)         (14,463)        (661,167)
                                                    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:

   Beginning of period                                      1,621          (18,311)         (92,511)
   End of period                                          (11,909)           5,688       (1,751,495)
                                                    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                         (13,530)          23,999       (1,658,984)
                                                    -------------    -------------    -------------

Increase (decrease) in net assets from operations   $     (65,193)   $     268,973    $  (2,435,957)
                                                    =============    =============    =============



                                                        "Dogs" of        Federated           Global
                                                      Wall Street            Value             Bond
                                                        Portfolio        Portfolio        Portfolio
                                                        (Class 2)        (Class 2)        (Class 2)
                                                    -------------    -------------    -------------
Investment income:
   Dividends                                        $      14,668    $      24,299    $      19,411
                                                    -------------    -------------    -------------
       Total investment income                             14,668           24,299           19,411
                                                    -------------    -------------    -------------

Expenses:
   Mortality and expense risk charge                      (12,351)         (31,801)         (13,907)
   Distribution expense charge                             (1,329)          (3,307)          (1,495)
                                                    -------------    -------------    -------------
       Total expenses                                     (13,680)         (35,108)         (15,402)
                                                    -------------    -------------    -------------

Net investment income (loss)                                  988          (10,809)           4,009
                                                    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:

   Proceeds from shares sold                              698,730        1,067,348        5,115,002
   Cost of shares sold                                   (709,003)      (1,129,494)      (5,115,655)
                                                    -------------    -------------    -------------

Net realized gains (losses) from
    securities transactions                               (10,273)         (62,146)            (653)
Realized gain distributions                                     0                0           16,360
                                                    -------------    -------------    -------------

Net realized gains (losses)                               (10,273)         (62,146)          15,707
                                                    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:

   Beginning of period                                     15,230           31,486          (10,641)
   End of period                                          (49,719)        (389,731)          17,702
                                                    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                         (64,949)        (421,217)          28,343
                                                    -------------    -------------    -------------

Increase (decrease) in net assets from operations   $     (74,234)   $    (494,172)   $      48,059
                                                    =============    =============    =============






                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)



                                                                           Goldman
                                                           Global            Sachs          Growth-
                                                         Equities         Research           Income
                                                        Portfolio        Portfolio        Portfolio
                                                        (Class 2)        (Class 2)        (Class 2)
                                                    -------------    -------------    -------------
Investment income:
   Dividends                                        $           0    $           0    $      61,333
                                                    -------------    -------------    -------------
       Total investment income                                  0                0           61,333
                                                    -------------    -------------    -------------

Expenses:
   Mortality and expense risk charge                      (13,108)          (7,286)         (79,195)
   Distribution expense charge                             (1,427)            (766)          (8,435)
                                                    -------------    -------------    -------------
       Total expenses                                     (14,535)          (8,052)         (87,630)
                                                    -------------    -------------    -------------

Net investment income (loss)                              (14,535)          (8,052)         (26,297)
                                                    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:

   Proceeds from shares sold                           28,663,364          303,244        3,027,692
   Cost of shares sold                                (28,847,507)        (342,740)      (3,460,816)
                                                    -------------    -------------    -------------

Net realized gains (losses) from
    securities transactions                              (184,143)         (39,496)        (433,124)
Realized gain distributions                                     0                0                0
                                                    -------------    -------------    -------------

Net realized gains (losses)                              (184,143)         (39,496)        (433,124)
                                                    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:

   Beginning of period                                       (399)             277          (23,543)
   End of period                                          (23,244)        (123,509)      (1,136,475)
                                                    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                         (22,845)        (123,786)      (1,112,932)
                                                    -------------    -------------    -------------

Increase (decrease) in net assets from operations   $    (221,523)   $    (171,334)   $  (1,572,353)
                                                    =============    =============    =============


                                                                                      International
                                                           Growth       High-Yield      Diversified
                                                    Opportunities             Bond         Equities
                                                        Portfolio        Portfolio        Portfolio
                                                        (Class 2)        (Class 2)        (Class 2)
                                                    -------------    -------------    -------------
Investment income:
   Dividends                                        $           0    $     439,163    $           0
                                                    -------------    -------------    -------------
       Total investment income                                  0          439,163                0
                                                    -------------    -------------    -------------

Expenses:
   Mortality and expense risk charge                       (4,391)         (22,537)         (65,826)
   Distribution expense charge                               (447)          (2,430)          (7,180)
                                                    -------------    -------------    -------------
       Total expenses                                      (4,838)         (24,967)         (73,006)
                                                    -------------    -------------    -------------

Net investment income (loss)                               (4,838)         414,196          (73,006)
                                                    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:

   Proceeds from shares sold                              238,159        4,847,087      295,247,472
   Cost of shares sold                                   (276,886)      (5,199,537)    (294,350,297)
                                                    -------------    -------------    -------------

Net realized gains (losses) from
    securities transactions                               (38,727)        (352,450)         897,175
Realized gain distributions                                     0                0                0
                                                    -------------    -------------    -------------

Net realized gains (losses)                               (38,727)        (352,450)         897,175
                                                    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:

   Beginning of period                                      5,567           (9,586)          10,376
   End of period                                         (100,541)         (76,962)         (32,220)
                                                    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                        (106,108)         (67,376)         (42,596)
                                                    -------------    -------------    -------------

Increase (decrease) in net assets from operations   $    (149,673)   $      (5,630)   $     781,573
                                                    =============    =============    =============





                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)




                                                    International              MFS              MFS
                                                       Growth and       Growth and          Mid-Cap
                                                           Income           Income           Growth
                                                        Portfolio        Portfolio        Portfolio
                                                        (Class 2)        (Class 2)        (Class 2)
                                                    -------------    -------------    -------------
Investment income:
   Dividends                                        $      24,400    $      15,677    $           0
                                                    -------------    -------------    -------------
       Total investment income                             24,400           15,677                0
                                                    -------------    -------------    -------------

Expenses:
   Mortality and expense risk charge                      (32,743)         (24,336)         (27,175)
   Distribution expense charge                             (3,547)          (2,608)          (2,912)
                                                    -------------    -------------    -------------
       Total expenses                                     (36,290)         (26,944)         (30,087)
                                                    -------------    -------------    -------------

Net investment income (loss)                              (11,890)         (11,267)         (30,087)
                                                    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:

   Proceeds from shares sold                          102,060,951          277,125          829,538
   Cost of shares sold                               (101,782,047)        (323,815)      (1,132,096)
                                                    -------------    -------------    -------------

Net realized gains (losses) from
    securities transactions                               278,904          (46,690)        (302,558)
Realized gain distributions                                     0                0                0
                                                    -------------    -------------    -------------

Net realized gains (losses)                               278,904          (46,690)        (302,558)
                                                    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:

   Beginning of period                                     13,872           (8,401)          10,187
   End of period                                          (49,201)        (371,576)        (926,949)
                                                    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                         (63,073)        (363,175)        (937,136)
                                                    -------------    -------------    -------------

Increase (decrease) in net assets from operations   $     203,941    $    (421,132)   $  (1,269,781)
                                                    =============    =============    =============


                                                           Putnam       SunAmerica
                                                           Growth         Balanced       Technology
                                                        Portfolio        Portfolio        Portfolio
                                                        (Class 2)        (Class 2)        (Class 2)
                                                    -------------    -------------    -------------
Investment income:
   Dividends                                        $         512    $     150,981    $           0
                                                    -------------    -------------    -------------
       Total investment income                                512          150,981                0
                                                    -------------    -------------    -------------

Expenses:
   Mortality and expense risk charge                       (8,453)         (56,706)          (4,947)
   Distribution expense charge                               (889)          (6,160)            (506)
                                                    -------------    -------------    -------------
       Total expenses                                      (9,342)         (62,866)          (5,453)
                                                    -------------    -------------    -------------

Net investment income (loss)                               (8,830)          88,115           (5,453)
                                                    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:

   Proceeds from shares sold                            1,144,132        2,965,360          270,858
   Cost of shares sold                                 (1,196,088)      (3,313,916)        (366,181)
                                                    -------------    -------------    -------------

Net realized gains (losses) from
    securities transactions                               (51,956)        (348,556)         (95,323)
Realized gain distributions                                     0                0                0
                                                    -------------    -------------    -------------

Net realized gains (losses)                               (51,956)        (348,556)         (95,323)
                                                    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:

   Beginning of period                                      2,571          (11,292)           4,329
   End of period                                         (127,706)        (561,029)        (143,440)
                                                    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                        (130,277)        (549,737)        (147,769)
                                                    -------------    -------------    -------------

Increase (decrease) in net assets from operations   $    (191,063)   $    (810,178)   $    (248,545)
                                                    =============    =============    =============




                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)


                                                        Telecom      Worldwide                       Emerging    Growth and
                                                        Utility    High Income       Comstock         Growth         Income
                                                      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                      (Class 2)      (Class 2)     (Class II)     (Class II)    (Class II)*
                                                    -----------    -----------    -----------    -----------    -----------
Investment income:
   Dividends                                        $   117,825    $    29,056    $     2,082    $       129    $       962
                                                    -----------    -----------    -----------    -----------    -----------
       Total investment income                          117,825         29,056          2,082            129            962
                                                    -----------    -----------    -----------    -----------    -----------

Expenses:
   Mortality and expense risk charge                    (12,439)        (2,028)       (11,778)        (9,054)        (5,954)
   Distribution expense charge                           (1,350)          (217)        (1,246)          (954)          (626)
                                                    -----------    -----------    -----------    -----------    -----------
       Total expenses                                   (13,789)        (2,245)       (13,024)       (10,008)        (6,580)
                                                    -----------    -----------    -----------    -----------    -----------

Net investment income (loss)                            104,036         26,811        (10,942)        (9,879)        (5,618)
                                                    -----------    -----------    -----------    -----------    -----------

Net realized gains (losses) from securities transactions:

   Proceeds from shares sold                            179,674        237,326        281,466      3,262,068        369,586
   Cost of shares sold                                 (226,961)      (253,575)      (319,652)    (3,436,561)      (389,807)
                                                    -----------    -----------    -----------    -----------    -----------

Net realized gains (losses) from
    securities transactions                             (47,287)       (16,249)       (38,186)      (174,493)       (20,221)
Realized gain distributions                                   0              0          3,859              0              0
                                                    -----------    -----------    -----------    -----------    -----------

Net realized gains (losses)                             (47,287)       (16,249)       (34,327)      (174,493)       (20,221)
                                                    -----------    -----------    -----------    -----------    -----------

Net unrealized appreciation (depreciation) of investments:

   Beginning of period                                   (7,490)        (1,407)           512            (83)             0
   End of period                                       (328,651)        (9,645)      (130,059)      (102,165)       (38,652)
                                                    -----------    -----------    -----------    -----------    -----------

Change in net unrealized appreciation
    (depreciation) of investments                      (321,161)        (8,238)      (130,571)      (102,082)       (38,652)
                                                    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets from operations   $  (264,412)   $     2,324    $  (175,840)   $  (286,454)   $   (64,491)
                                                    ===========    ===========    ===========    ===========    ===========



                See accompanying notes to financial statements.

    * For the period from January 25, 2002 (inception) to December 31, 2002.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002


                                                                                    Government
                                                                       Capital             and
                                                                  Appreciation    Quality Bond          Growth
                                                                     Portfolio       Portfolio       Portfolio
                                                                     (Class 1)       (Class 1)       (Class 1)
                                                                  ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                  $   (955,829)   $  1,375,718    $   (408,253)

    Net realized gains (losses)                                    (14,663,193)        613,297      (7,581,163)
    Change in net unrealized appreciation
        (depreciation) of investments                               (2,884,625)      2,056,470      (2,028,244)
                                                                  ------------    ------------    ------------
    Increase (decrease) in net assets from operations              (18,503,647)      4,045,485     (10,017,660)
                                                                  ------------    ------------    ------------

From capital transactions:
        Net proceeds from units sold                                 2,562,514       2,348,108       1,553,153
        Cost of units redeemed                                      (6,563,925)     (8,106,318)     (4,800,205)
        Annuity benefit payments                                       (24,254)         (4,242)        (16,756)
        Net transfers                                               (6,350,989)     19,672,326      (4,796,722)
                                                                  ------------    ------------    ------------
    Increase (decrease) in net assets from capital transactions    (10,376,654)     13,909,874      (8,060,530)
                                                                  ------------    ------------    ------------

Increase (decrease) in net assets                                  (28,880,301)     17,955,359     (18,078,190)
                                                                  ------------    ------------    ------------

Net assets at beginning of period                                   77,836,364      44,802,958      44,535,735
                                                                  ------------    ------------    ------------
Net assets at end of period                                       $ 48,956,063    $ 62,758,317    $ 26,457,545
                                                                  ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Series without enhanced death benefit:
    Units sold                                                          68,013         134,211          59,236
    Units redeemed                                                    (226,767)       (504,673)       (203,137)
    Units transferred                                                 (255,358)      1,226,810        (224,797)
                                                                  ------------    ------------    ------------
Increase (decrease) in units outstanding                              (414,112)        856,348        (368,698)
Beginning units                                                      2,269,004       2,871,304       1,624,286
                                                                  ------------    ------------    ------------
Ending units                                                         1,854,892       3,727,652       1,255,588
                                                                  ============    ============    ============
Series with enhanced death benefit:
    Units sold                                                          16,685          13,595           1,948
    Units redeemed                                                      (1,034)         (3,082)           (491)
    Units transferred                                                   (1,872)         13,565          (1,169)
                                                                  ------------    ------------    ------------
Increase (decrease) in units outstanding                                13,779          24,078             288
Beginning units                                                         29,640          51,435          12,570
                                                                  ------------    ------------    ------------
Ending units                                                            43,419          75,513          12,858
                                                                  ============    ============    ============


                                                                                                    Government
                                                                       Natural         Capital             and
                                                                     Resources    Appreciation    Quality Bond
                                                                     Portfolio       Portfolio       Portfolio
                                                                     (Class 1)       (Class 2)       (Class 2)
                                                                  ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                  $    (38,751)   $    (88,911)   $    443,557

    Net realized gains (losses)                                        338,335        (992,336)        161,716
    Change in net unrealized appreciation
        (depreciation) of investments                                  (47,193)       (430,322)        514,105
                                                                  ------------    ------------    ------------
    Increase (decrease) in net assets from operations                  252,391      (1,511,569)      1,119,378
                                                                  ------------    ------------    ------------

From capital transactions:
        Net proceeds from units sold                                   102,396       4,595,395      14,926,901
        Cost of units redeemed                                        (812,400)       (394,488)     (3,018,547)
        Annuity benefit payments                                             0               0               0
        Net transfers                                                1,610,113       1,339,884       6,943,992
                                                                  ------------    ------------    ------------
    Increase (decrease) in net assets from capital transactions        900,109       5,540,791      18,852,346
                                                                  ------------    ------------    ------------

Increase (decrease) in net assets                                    1,152,500       4,029,222      19,971,724
                                                                  ------------    ------------    ------------

Net assets at beginning of period                                    4,189,420       2,748,516       4,125,974
                                                                  ------------    ------------    ------------
Net assets at end of period                                       $  5,341,920    $  6,777,738    $ 24,097,698
                                                                  ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Series without enhanced death benefit:
    Units sold                                                           6,720         138,535         910,420
    Units redeemed                                                     (53,709)        (12,293)       (172,833)
    Units transferred                                                  100,598          35,786         400,277
                                                                  ------------    ------------    ------------
Increase (decrease) in units outstanding                                53,609         162,028       1,137,864
Beginning units                                                        291,991          68,173         226,122
                                                                  ------------    ------------    ------------
Ending units                                                           345,600         230,201       1,363,986
                                                                  ============    ============    ============
Series with enhanced death benefit:
    Units sold                                                               0          15,929          31,463
    Units redeemed                                                         (16)         (2,022)        (14,476)
    Units transferred                                                    3,301           6,051          39,222
                                                                  ------------    ------------    ------------
Increase (decrease) in units outstanding                                 3,285          19,958          56,209
Beginning units                                                            258          12,765          43,166
                                                                  ------------    ------------    ------------
Ending units                                                             3,543          32,723          99,375
                                                                  ============    ============    ============



                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)


                                                                                         Natural       Aggressive
                                                                         Growth        Resources           Growth
                                                                      Portfolio        Portfolio        Portfolio
                                                                      (Class 2)        (Class 2)        (Class 1)
                                                                  -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                  $     (33,042)   $      (3,622)   $    (231,266)

    Net realized gains (losses)                                        (166,075)          35,273       (4,425,647)
    Change in net unrealized appreciation
        (depreciation) of investments                                  (523,967)         (30,618)        (620,635)
                                                                  -------------    -------------    -------------
    Increase (decrease) in net assets from operations                  (723,084)           1,033       (5,277,548)
                                                                  -------------    -------------    -------------

From capital transactions:
        Net proceeds from units sold                                  2,185,057          605,660          232,508
        Cost of units redeemed                                         (179,600)        (163,029)      (1,582,906)
        Annuity benefit payments                                              0                0          (12,779)
        Net transfers                                                   666,624          233,708       (3,235,500)
                                                                  -------------    -------------    -------------
    Increase (decrease) in net assets from capital transactions       2,672,081          676,339       (4,598,677)
                                                                  -------------    -------------    -------------

Increase (decrease) in net assets                                     1,948,997          677,372       (9,876,225)
                                                                  -------------    -------------    -------------

Net assets at beginning of period                                     1,391,409          148,074       21,189,461
                                                                  -------------    -------------    -------------
Net assets at end of period                                       $   3,340,406    $     825,446    $  11,313,236
                                                                  =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Series without enhanced death benefit:
    Units sold                                                           80,252           33,194           20,686
    Units redeemed                                                       (7,448)         (10,041)        (136,801)
    Units transferred                                                    17,884           14,193         (319,224)
                                                                  -------------    -------------    -------------
Increase (decrease) in units outstanding                                 90,688           37,346         (435,339)
Beginning units                                                          44,182            8,807        1,549,152
                                                                  -------------    -------------    -------------
Ending units                                                            134,870           46,153        1,113,813
                                                                  =============    =============    =============
Series with enhanced death benefit:
    Units sold                                                            9,888            5,809              274
    Units redeemed                                                         (645)          (1,136)             (53)
    Units transferred                                                     9,284            1,667              214
                                                                  -------------    -------------    -------------
Increase (decrease) in units outstanding                                 18,527            6,340              435
Beginning units                                                           6,916            1,515            2,901
                                                                  -------------    -------------    -------------
Ending units                                                             25,443            7,855            3,336
                                                                  =============    =============    =============


                                                                       Alliance            Asset        Blue Chip
                                                                         Growth       Allocation           Growth
                                                                      Portfolio        Portfolio        Portfolio
                                                                      (Class 1)        (Class 1)        (Class 1)
                                                                  -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                  $  (1,025,720)   $     705,567    $     (12,004)

    Net realized gains (losses)                                     (27,344,464)      (1,198,284)        (232,177)
    Change in net unrealized appreciation
        (depreciation) of investments                                (4,701,424)      (2,485,344)        (110,576)
                                                                  -------------    -------------    -------------
    Increase (decrease) in net assets from operations               (33,071,608)      (2,978,061)        (354,757)
                                                                  -------------    -------------    -------------

From capital transactions:
        Net proceeds from units sold                                  1,400,969          817,767          334,171
        Cost of units redeemed                                       (9,403,196)      (4,105,043)         (53,547)
        Annuity benefit payments                                        (45,123)         (29,867)               0
        Net transfers                                               (17,221,611)       5,416,752          544,489
                                                                  -------------    -------------    -------------
    Increase (decrease) in net assets from capital transactions     (25,268,961)       2,099,609          825,113
                                                                  -------------    -------------    -------------

Increase (decrease) in net assets                                   (58,340,569)        (878,452)         470,356
                                                                  -------------    -------------    -------------

Net assets at beginning of period                                   113,942,816       31,720,512          667,152
                                                                  -------------    -------------    -------------
Net assets at end of period                                       $  55,602,247    $  30,842,060    $   1,137,508
                                                                  =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Series without enhanced death benefit:
    Units sold                                                           47,013           42,981           50,987
    Units redeemed                                                     (351,833)        (228,347)          (9,856)
    Units transferred                                                  (667,961)         290,216           93,206
                                                                  -------------    -------------    -------------
Increase (decrease) in units outstanding                               (972,781)         104,850          134,337
Beginning units                                                       3,468,395        1,700,036           84,737
                                                                  -------------    -------------    -------------
Ending units                                                          2,495,614        1,804,886          219,074
                                                                  =============    =============    =============
Series with enhanced death benefit:
    Units sold                                                            2,793            3,360            8,962
    Units redeemed                                                         (897)          (7,595)            (189)
    Units transferred                                                    (3,292)          14,830            1,209
                                                                  -------------    -------------    -------------
Increase (decrease) in units outstanding                                 (1,396)          10,595            9,982
Beginning units                                                          24,593            4,093           14,912
                                                                  -------------    -------------    -------------
Ending units                                                             23,197           14,688           24,894
                                                                  =============    =============    =============




                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)



                                                                           Cash        Corporate    Davis Venture
                                                                     Management             Bond            Value
                                                                      Portfolio        Portfolio        Portfolio
                                                                      (Class 1)        (Class 1)        (Class 1)
                                                                  -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                  $   3,704,026    $     919,391    $    (957,451)

    Net realized gains (losses)                                      (3,641,078)        (157,545)      (8,763,697)
    Change in net unrealized appreciation
        (depreciation) of investments                                  (328,438)         273,464      (11,711,378)
                                                                  -------------    -------------    -------------
    Increase (decrease) in net assets from operations                  (265,490)       1,035,310      (21,432,526)
                                                                  -------------    -------------    -------------

From capital transactions:
        Net proceeds from units sold                                 43,413,165        1,069,398        3,722,074
        Cost of units redeemed                                     (184,587,507)      (2,708,713)     (11,525,071)
        Annuity benefit payments                                              0          (69,043)         (50,937)
        Net transfers                                                31,554,907        1,442,546       (6,457,154)
                                                                  -------------    -------------    -------------
    Increase (decrease) in net assets from capital transactions    (109,619,435)        (265,812)     (14,311,088)
                                                                  -------------    -------------    -------------

Increase (decrease) in net assets                                  (109,884,925)         769,498      (35,743,614)
                                                                  -------------    -------------    -------------

Net assets at beginning of period                                   203,021,245       18,330,668      119,738,566
                                                                  -------------    -------------    -------------
Net assets at end of period                                       $  93,136,320    $  19,100,166    $  83,994,952
                                                                  =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Series without enhanced death benefit:
    Units sold                                                        3,286,910           66,337          143,897
    Units redeemed                                                  (14,111,710)        (194,395)        (491,630)
    Units transferred                                                 2,445,901           95,845         (320,974)
                                                                  -------------    -------------    -------------
Increase (decrease) in units outstanding                             (8,378,899)         (32,213)        (668,707)
Beginning units                                                      15,479,712        1,282,670        4,522,372
                                                                  -------------    -------------    -------------
Ending units                                                          7,100,813        1,250,457        3,853,665
                                                                  =============    =============    =============
Series with enhanced death benefit:
    Units sold                                                           31,746            8,956           10,782
    Units redeemed                                                      (27,602)          (1,974)          (1,581)
    Units transferred                                                   (25,814)           5,079               30
                                                                  -------------    -------------    -------------
Increase (decrease) in units outstanding                                (21,670)          12,061            9,231
Beginning units                                                          63,268           29,323           40,065
                                                                  -------------    -------------    -------------
Ending units                                                             41,598           41,384           49,296
                                                                  =============    =============    =============



                                                                      "Dogs" of        Federated           Global
                                                                    Wall Street            Value             Bond
                                                                      Portfolio        Portfolio        Portfolio
                                                                      (Class 1)        (Class 1)        (Class 1)
                                                                  -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                  $      26,008    $     (93,524)   $       4,134

    Net realized gains (losses)                                        (171,155)      (1,072,352)         (87,920)
    Change in net unrealized appreciation
        (depreciation) of investments                                  (670,189)      (3,753,451)         353,201
                                                                  -------------    -------------    -------------
    Increase (decrease) in net assets from operations                  (815,336)      (4,919,327)         269,415
                                                                  -------------    -------------    -------------

From capital transactions:
        Net proceeds from units sold                                    277,807        1,086,989          373,026
        Cost of units redeemed                                       (1,315,804)      (2,836,266)      (1,146,945)
        Annuity benefit payments                                         (1,135)         (15,486)            (916)
        Net transfers                                                 1,760,623        2,748,018         (206,338)
                                                                  -------------    -------------    -------------
    Increase (decrease) in net assets from capital transactions         721,491          983,255         (981,173)
                                                                  -------------    -------------    -------------

Increase (decrease) in net assets                                       (93,845)      (3,936,072)        (711,758)
                                                                  -------------    -------------    -------------

Net assets at beginning of period                                     7,764,938       22,697,145        6,694,239
                                                                  -------------    -------------    -------------
Net assets at end of period                                       $   7,671,093    $  18,761,073    $   5,982,481
                                                                  =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Series without enhanced death benefit:
    Units sold                                                           28,268           69,190           23,388
    Units redeemed                                                     (138,332)        (191,654)         (72,381)
    Units transferred                                                   166,011          180,629          (12,734)
                                                                  -------------    -------------    -------------
Increase (decrease) in units outstanding                                 55,947           58,165          (61,727)
Beginning units                                                         798,044        1,377,996          426,778
                                                                  -------------    -------------    -------------
Ending units                                                            853,991        1,436,161          365,051
                                                                  =============    =============    =============
Series with enhanced death benefit:
    Units sold                                                                0            2,490                0
    Units redeemed                                                          (75)          (1,787)             (33)
    Units transferred                                                     2,949            5,026              423
                                                                  -------------    -------------    -------------
Increase (decrease) in units outstanding                                  2,874            5,729              390
Beginning units                                                           3,074            7,643              208
                                                                  -------------    -------------    -------------
Ending units                                                              5,948           13,372              598
                                                                  =============    =============    =============




                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)


                                                                                         Goldman
                                                                         Global            Sachs          Growth-
                                                                       Equities         Research           Income
                                                                      Portfolio        Portfolio        Portfolio
                                                                      (Class 1)        (Class 1)        (Class 1)
                                                                  -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                  $    (313,365)   $     (21,164)   $    (583,983)

    Net realized gains (losses)                                      (2,284,963)        (568,770)      (9,290,632)
    Change in net unrealized appreciation
        (depreciation) of investments                                  (275,686)         (22,227)     (11,389,183)
                                                                  -------------    -------------    -------------
    Increase (decrease) in net assets from operations                (2,874,014)        (612,161)     (21,263,798)
                                                                  -------------    -------------    -------------

From capital transactions:
        Net proceeds from units sold                                    264,923          280,610        1,893,378
        Cost of units redeemed                                       (2,455,127)        (136,328)      (8,783,582)
        Annuity benefit payments                                        (14,821)               0          (45,769)
        Net transfers                                                (6,586,710)         182,457       (9,050,756)
                                                                  -------------    -------------    -------------
    Increase (decrease) in net assets from capital transactions      (8,791,735)         326,739      (15,986,729)
                                                                  -------------    -------------    -------------

Increase (decrease) in net assets                                   (11,665,749)        (285,422)     (37,250,527)
                                                                  -------------    -------------    -------------

Net assets at beginning of period                                    23,471,176        1,519,774      101,054,532
                                                                  -------------    -------------    -------------
Net assets at end of period                                       $  11,805,427    $   1,234,352    $  63,804,005
                                                                  =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Series without enhanced death benefit:
    Units sold                                                           14,480           47,611           70,514
    Units redeemed                                                     (167,428)         (23,296)        (371,397)
    Units transferred                                                  (256,354)           9,203         (409,066)
                                                                  -------------    -------------    -------------
Increase (decrease) in units outstanding                               (409,302)          33,518         (709,949)
Beginning units                                                       1,339,247          179,926        3,750,334
                                                                  -------------    -------------    -------------
Ending units                                                            929,945          213,444        3,040,385
                                                                  =============    =============    =============
Series with enhanced death benefit:
    Units sold                                                            1,620                0            3,946
    Units redeemed                                                          (38)          (2,294)            (602)
    Units transferred                                                     1,650               12            2,772
                                                                  -------------    -------------    -------------
Increase (decrease) in units outstanding                                  3,232           (2,282)           6,116
Beginning units                                                           4,681           32,029           13,812
                                                                  -------------    -------------    -------------
Ending units                                                              7,913           29,747           19,928
                                                                  =============    =============    =============



                                                                                                    International
                                                                         Growth       High-Yield      Diversified
                                                                  Opportunities             Bond         Equities
                                                                      Portfolio        Portfolio        Portfolio
                                                                      (Class 1)        (Class 1)        (Class 1)
                                                                  -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                  $      (7,107)   $   1,706,204    $    (611,826)

    Net realized gains (losses)                                        (284,220)      (3,295,104)      11,108,961
    Change in net unrealized appreciation
        (depreciation) of investments                                   (65,477)         899,107         (472,023)
                                                                  -------------    -------------    -------------
    Increase (decrease) in net assets from operations                  (356,804)        (689,793)      10,025,112
                                                                  -------------    -------------    -------------

From capital transactions:
        Net proceeds from units sold                                     87,806        1,633,095          566,471
        Cost of units redeemed                                         (143,895)      (2,964,878)      (2,049,705)
        Annuity benefit payments                                              0          (25,598)         (13,472)
        Net transfers                                                   592,388         (450,304)     (20,251,581)
                                                                  -------------    -------------    -------------
    Increase (decrease) in net assets from capital transactions         536,299       (1,807,685)     (21,748,287)
                                                                  -------------    -------------    -------------

Increase (decrease) in net assets                                       179,495       (2,497,478)     (11,723,175)
                                                                  -------------    -------------    -------------

Net assets at beginning of period                                       340,833       15,249,056       30,302,991
                                                                  -------------    -------------    -------------
Net assets at end of period                                       $     520,328    $  12,751,578    $  18,579,816
                                                                  =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Series without enhanced death benefit:
    Units sold                                                           19,314          128,303           38,010
    Units redeemed                                                      (34,492)        (223,990)        (237,887)
    Units transferred                                                   105,959          (29,544)        (173,702)
                                                                  -------------    -------------    -------------
Increase (decrease) in units outstanding                                 90,781         (125,231)        (373,579)
Beginning units                                                          57,138        1,205,175        2,962,441
                                                                  -------------    -------------    -------------
Ending units                                                            147,919        1,079,944        2,588,862
                                                                  =============    =============    =============
Series with enhanced death benefit:
    Units sold                                                            1,464            6,920              542
    Units redeemed                                                          (59)         (30,494)            (661)
    Units transferred                                                       386           28,586           (9,006)
                                                                  -------------    -------------    -------------
Increase (decrease) in units outstanding                                  1,791            5,012           (9,125)
Beginning units                                                           1,528           13,903            9,943
                                                                  -------------    -------------    -------------
Ending units                                                              3,319           18,915              818
                                                                  =============    =============    =============




                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                               International       MFS           MFS
                                                Growth and      Growth and      Mid-Cap       Putnam      SunAmerica
                                                  Income          Income        Growth        Growth       Balanced     Technology
                                                 Portfolio      Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 1)      (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                 ---------      ---------      ---------     ---------     ---------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)                  $   (103,937)  $   (30,858)  $    (85,803)  $  (20,799)  $    309,129   $  (11,512)
 Net realized gains (losses)                      8,233,971      (448,736)    (3,473,677)    (267,282)    (3,197,209)    (542,936)
 Change in net unrealized appreciation
     (depreciation) of investments                 (106,320)     (739,997)      (249,889)    (285,032)    (4,045,043)    (102,740)
                                               ------------   -----------   ------------   ----------   ------------   ----------
 Increase (decrease) in net assets from
   operations                                     8,023,714    (1,219,591)    (3,809,369)    (573,113)    (6,933,123)    (657,188)
                                               ------------   -----------   ------------   ----------   ------------   ----------
From capital transactions:
 Net proceeds from units sold                       623,580       962,147        730,793      261,046      1,070,583       13,514
 Cost of units redeemed                            (367,274)     (558,847)      (580,990)    (139,986)    (4,444,267)    (260,122)
 Annuity benefit payments                                 0             0              0            0        (25,878)           0
 Net transfers                                  (11,103,095)    1,747,095      1,909,329      169,919     (5,495,936)     152,649
                                               ------------   -----------   ------------   ----------   ------------   ----------
   Increase (decrease) in net assets from
     capital transactions                       (10,846,789)    2,150,395      2,059,132      290,979     (8,895,498)     (93,959)
                                               ------------   -----------   ------------   ----------   ------------   ----------
Increase (decrease) in net assets                (2,823,075)      930,804     (1,750,237)    (282,134)   (15,828,621)    (751,147)
                                               ------------   -----------   ------------   ----------   ------------   ----------
Net assets at beginning of period                 5,949,244     4,061,461      4,841,098    1,711,332     44,918,248    1,589,148
                                               ------------   -----------   ------------   ----------   ------------   ----------
Net assets at end of period                    $  3,126,169   $ 4,992,265   $  3,090,861   $1,429,198   $ 29,089,627   $  838,001
                                               ============   ===========   ============   ==========   ============   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Series without enhanced death benefit:
  Units sold                                         45,235        53,921         74,438       12,797         73,241        3,947
  Units redeemed                                    (36,212)      (31,363)       (62,893)      (8,242)      (329,757)     (94,496)
  Units transferred                                (188,820)       91,214         63,361        8,835       (423,495)     115,651
                                               ------------   -----------   ------------   ----------   ------------   ----------
Increase (decrease) in units outstanding           (179,797)      113,772         74,906       13,390       (680,011)      25,102
Beginning units                                     540,811       194,759        337,250       85,953      2,982,720      452,103
                                               ------------   -----------   ------------   ----------   ------------   ----------
Ending units                                        361,014       308,531        412,156       99,343      2,302,709      477,205
                                               ============   ===========   ============   ==========   ============   ==========
Series with enhanced death benefit:
  Units sold                                              0         2,280          2,786            0          4,174            0
  Units redeemed                                     (1,299)       (2,985)          (454)        (587)             0         (307)
  Units transferred                                   1,139         9,576          4,152          857          3,524        1,436
                                               ------------   -----------   ------------   ----------   ------------   ----------
Increase (decrease) in units outstanding               (160)        8,871          6,484          270          7,698        1,129
Beginning units                                      12,893        16,776         24,177        3,731          7,505        8,367
                                               ------------   -----------   ------------   ----------   ------------   ----------
Ending units                                         12,733        25,647         30,661        4,001         15,203        9,496
                                               ============   ===========   ============   ==========   ============   ==========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                 Telecom       Worldwide     Aggressive     Alliance       Asset        Blue Chip
                                                 Utility      High Income      Growth        Growth      Allocation      Growth
                                                Portfolio      Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                                (Class 1)      (Class 1)     (Class 2)      (Class 2)     (Class 2)     (Class 2)
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)                  $   439,689   $   460,338    $    (7,351)   $  (74,397)  $    151,059   $   (9,830)

 Net realized gains (losses)                    (1,656,626)     (701,910)       (96,653)     (486,754)        (4,592)     (35,424)
 Change in net unrealized appreciation
     (depreciation) of investments                (770,021)      128,515        (75,715)   (1,632,002)      (400,499)    (184,323)
                                               -----------   -----------    -----------    ----------   ------------   ----------
 Increase (decrease) in net assets from
        operations                              (1,986,958)     (113,057)      (179,719)   (2,193,153)      (254,032)    (229,577)
                                               -----------   -----------    -----------    ----------   ------------   ----------
From capital transactions:
     Net proceeds from units sold                   69,590       122,232        318,831     3,916,275      3,548,308      910,523
     Cost of units redeemed                       (748,024)     (674,738)       (73,671)     (462,878)      (203,243)     (54,102)
     Annuity benefit payments                            0        (1,575)             0             0              0            0
     Net transfers                                (848,194)      (81,313)        67,739       768,876      2,487,785      231,279
                                               -----------   -----------    -----------    ----------   ------------   ----------
 Increase (decrease) in net assets from
      capital transactions                      (1,526,628)     (635,394)       312,899     4,222,273      5,832,850    1,087,700
                                               -----------   -----------    -----------    ----------   ------------   ----------
Increase (decrease) in net assets               (3,513,586)     (748,451)       133,180     2,029,120      5,578,818      858,123
                                               -----------   -----------    -----------    ----------   ------------   ----------
Net assets at beginning of period                8,531,764     4,372,738        410,460     3,856,628      1,061,141      291,208
                                               -----------   -----------    -----------    ----------   ------------   ----------
Net assets at end of period                    $ 5,018,178   $ 3,624,287    $   543,640    $5,885,748   $  6,639,959   $1,149,331
                                               ===========   ===========    ===========    ==========   ============   ==========


ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Series without enhanced death benefit:

      Units sold                                     6,421         7,995         24,523       129,129        191,341      166,333
      Units redeemed                               (77,284)      (47,449)        (6,348)      (15,569)       (10,107)      (8,432)
      Units transferred                            (89,705)       (8,046)         1,297        16,657        141,088       17,440
                                               -----------   -----------    -----------    ----------   ------------   ----------
Increase (decrease) in units outstanding          (160,568)      (47,500)        19,472       130,217        322,322      175,341
Beginning units                                    741,375       304,989         21,673        97,729         42,880       28,297
                                               -----------   -----------    -----------    ----------   ------------   ----------
Ending units                                       580,807       257,489         41,145       227,946        365,202      203,638
                                               ===========   ===========    ===========    ==========   ============   ==========
Series with enhanced death benefit:
      Units sold                                        82           852          1,849        10,857         12,765        9,812
      Units redeemed                                     0          (803)          (397)       (2,988)        (1,812)      (2,136)
      Units transferred                               (190)          (12)         2,891        11,575          2,201       20,188
                                               -----------   -----------    -----------    ----------   ------------   ----------
Increase (decrease) in units outstanding              (108)           37          4,343        19,444         13,154       27,864
Beginning units                                        346           803          8,449        21,106         14,146       15,167
                                               -----------   -----------    -----------    ----------   ------------   ----------
Ending units                                           238           840         12,792        40,550         27,300       43,031
                                               ===========   ===========    ===========    ==========   ============   ==========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                    Cash       Corporate   Davis Venture    "Dogs" of    Federated      Global
                                                 Management      Bond         Value         Wall Street    Value         Bond
                                                 Portfolio     Portfolio     Portfolio       Portfolio    Portfolio    Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)       (Class 2)    (Class 2)    (Class 2)
                                                 ---------     ---------     ---------       ---------    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)            $    579,908   $   259,437   $   (115,806)  $       988   $   (10,809)  $     4,009

      Net realized gains (losses)                 (631,571)      (14,463)      (661,167)      (10,273)      (62,146)       15,707
      Change in net unrealized appreciation
          (depreciation) of investments            (13,530)       23,999     (1,658,984)      (64,949)     (421,217)       28,343
                                              ------------   -----------   ------------   -----------   -----------   -----------
      Increase (decrease) in net assets from
         operations                                (65,193)      268,973     (2,435,957)      (74,234)     (494,172)       48,059
                                              ------------   -----------   ------------   -----------   -----------   -----------
From capital transactions:
          Net proceeds from units sold          37,286,632     3,274,668      8,362,014       846,489     1,525,632     1,044,611
          Cost of units redeemed               (26,058,686)     (435,189)      (925,660)      (51,759)     (186,072)     (110,184)
          Annuity benefit payments                       0             0              0             0             0             0
          Net transfers                         16,342,849     1,670,509         34,128       264,379       525,302       (55,458)
                                              ------------   -----------   ------------   -----------   -----------   -----------
      Increase (decrease) in net assets
         from capital transactions              27,570,795     4,509,988      7,470,482     1,059,109     1,864,862       878,969
                                              ------------   -----------   ------------   -----------   -----------   -----------
Increase (decrease) in net assets               27,505,602     4,778,961      5,034,525       984,875     1,370,690       927,028
                                              ------------   -----------   ------------   -----------   -----------   -----------
Net assets at beginning of period                9,177,825     1,372,077      7,727,583       365,373     1,381,992       479,715
                                              ------------   -----------   ------------   -----------   -----------   -----------
Net assets at end of period                   $ 36,683,427   $ 6,151,038   $ 12,762,108   $ 1,350,248   $ 2,752,682   $ 1,406,743
                                              ============   ===========   ============   ===========   ===========   ===========

ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Series without enhanced death benefit:

      Units sold                                 2,814,476       215,983        332,207        87,903        95,729        61,500
      Units redeemed                            (1,972,778)      (28,746)       (37,036)       (4,704)      (11,573)       (6,454)
      Units transferred                          1,182,392       105,348        (15,811)       16,066        26,924        (5,071)
                                              ------------   -----------   ------------   -----------   -----------   -----------
Increase (decrease) in units outstanding         2,024,090       292,585        279,360        99,265       111,080        49,975
Beginning units                                    666,933        80,015        258,892        32,920        45,973        28,624
                                              ------------   -----------   ------------   -----------   -----------   -----------
Ending units                                     2,691,023       372,600        538,252       132,185       157,053        78,599
                                              ============   ===========   ============   ===========   ===========   ===========
Series with enhanced death benefit:
      Units sold                                    45,814        15,835         16,469         1,881         6,968         4,499
      Units redeemed                               (26,973)       (2,080)        (3,927)         (882)       (1,240)         (557)
      Units transferred                             73,131        12,192          8,116        13,596        11,958         1,640
                                              ------------   -----------   ------------   -----------   -----------   -----------
Increase (decrease) in units outstanding            91,972        25,947         20,658        14,595        17,686         5,582
Beginning units                                     35,811        18,206         36,023         4,748        38,403         2,007
                                              ------------   -----------   ------------   -----------   -----------   -----------
Ending units                                       127,783        44,153         56,681        19,343        56,089         7,589
                                              ============   ===========   ============   ===========   ===========   ===========

        See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                              Goldman                                              International
                                               Global          Sachs        Growth-        Growth      High-Yield   Diversified
                                              Equities       Research       Income      Opportunities    Bond        Equities
                                              Portfolio      Portfolio     Portfolio      Portfolio    Portfolio     Portfolio
                                              (Class 2)      (Class 2)     (Class 2)      (Class 2)    (Class 2)     (Class 2)
                                             -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   (14,535)  $    (8,052)  $   (26,297)  $    (4,838)  $   414,196   $   (73,006)

      Net realized gains (losses)               (184,143)      (39,496)     (433,124)      (38,727)     (352,450)      897,175
      Change in net unrealized appreciation
          (depreciation) of investments          (22,845)     (123,786)   (1,112,932)     (106,108)      (67,376)      (42,596)
                                             -----------   -----------   -----------   -----------   -----------   -----------
      Increase (decrease) in net assets
        from operations                         (221,523)     (171,334)   (1,572,353)     (149,673)       (5,630)      781,573
                                             -----------   -----------   -----------   -----------   -----------   -----------
From capital transactions:
          Net proceeds from units sold           369,661       398,214     4,614,896       200,113     1,517,416     4,116,108
          Cost of units redeemed                 (22,506)      (14,395)     (252,533)      (39,594)     (200,832)     (739,394)
          Annuity benefit payments                     0             0             0             0             0             0
          Net transfers                          192,274        57,358       468,991       211,643     1,157,398    (2,877,175)
                                             -----------   -----------   -----------   -----------   -----------   -----------
      Increase (decrease) in net assets
        from capital transactions                539,429       441,177     4,831,354       372,162     2,473,982       499,539
                                             -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets                317,906       269,843     3,259,001       222,489     2,468,352     1,281,112
                                             -----------   -----------   -----------   -----------   -----------   -----------
Net assets at beginning of period                392,056       314,270     3,119,582       207,801       352,767       544,729
                                             -----------   -----------   -----------   -----------   -----------   -----------
Net assets at end of period                  $   709,962   $   584,113   $ 6,378,583   $   430,290   $ 2,821,119   $ 1,825,841
                                             ===========   ===========   ===========   ===========   ===========   ===========


ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Series without enhanced death benefit:

      Units sold                                  20,152        61,027       185,135        48,708       117,546       449,571
      Units redeemed                              (1,550)       (1,515)       (9,735)       (8,134)      (16,970)     (102,439)
      Units transferred                           12,793          (630)       (7,935)       11,933       104,161      (156,832)
                                             -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in units outstanding          31,395        58,882       167,465        52,507       204,737       190,300
Beginning units                                   21,337        34,702        94,647        24,497        23,196        47,648
                                             -----------   -----------   -----------   -----------   -----------   -----------
Ending units                                      52,732        93,584       262,112        77,004       227,933       237,948
                                             ===========   ===========   ===========   ===========   ===========   ===========
Series with enhanced death benefit:
      Units sold                                     885         3,168         8,198             0        10,100        10,351
      Units redeemed                                 (47)         (968)       (1,203)       (2,070)         (669)         (265)
      Units transferred                            1,859        10,302        16,180        39,025         1,222         1,461
                                             -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in units outstanding           2,697        12,502        23,175        36,955        10,653        11,547
Beginning units                                    1,106         9,127        21,761        11,270         5,015         5,630
                                             -----------   -----------   -----------   -----------   -----------   -----------
Ending units                                       3,803        21,629        44,936        48,225        15,668        17,177
                                             ===========   ===========   ===========   ===========   ===========   ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                            International      MFS            MFS
                                              Growth and    Growth and      Mid-Cap       Putnam      SunAmerica
                                                Income       Income         Growth        Growth      Balanced      Technology
                                              Portfolio     Portfolio      Portfolio     Portfolio    Portfolio     Portfolio
                                              (Class 2)      (Class 2)     (Class 2)     (Class 2)    (Class 2)     (Class 2)
                                              ---------      ---------     ---------     ---------    ---------     ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   (11,890)  $   (11,267)  $   (30,087)  $    (8,830)  $    88,115   $  (5,453)

      Net realized gains (losses)                278,904       (46,690)     (302,558)      (51,956)     (348,556)    (95,323)
      Change in net unrealized appreciation
          (depreciation) of investments          (63,073)     (363,175)     (937,136)     (130,277)     (549,737)   (147,769)
                                             -----------   -----------   -----------   -----------   -----------   ---------
      Increase (decrease) in net assets
        from operations                          203,941      (421,132)   (1,269,781)     (191,063)     (810,178)   (248,545)
                                             -----------   -----------   -----------   -----------   -----------   ---------

From capital transactions:
          Net proceeds from units sold         1,726,905     1,661,544     1,773,324       318,145     4,115,716     262,979
          Cost of units redeemed                (113,297)     (162,962)     (135,144)      (33,988)     (579,987)    (70,097)
          Annuity benefit payments                     0             0             0             0             0           0
          Net transfers                         (218,352)      400,886       388,625        87,254       360,651     106,027
                                             -----------   -----------   -----------   -----------   -----------   ---------
      Increase (decrease) in net assets
        from capital transactions              1,395,256     1,899,468     2,026,805       371,411     3,896,380     298,909
                                             -----------   -----------   -----------   -----------   -----------   ---------

Increase (decrease) in net assets              1,599,197     1,478,336       757,024       180,348     3,086,202      50,364
                                             -----------   -----------   -----------   -----------   -----------   ---------
Net assets at beginning of period                847,233       976,971     1,506,931       499,507     1,660,604     301,774
                                             -----------   -----------   -----------   -----------   -----------   ---------
Net assets at end of period                  $ 2,446,430   $ 2,455,307   $ 2,263,955   $   679,855   $ 4,746,806   $ 352,138
                                             ===========   ===========   ===========   ===========   ===========   =========

ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Series without enhanced death benefit:

      Units sold                                 168,525        91,268       164,590        18,165       290,810      89,183
      Units redeemed                             (10,835)       (9,240)      (14,464)       (1,594)      (42,503)    (31,361)
      Units transferred                           39,126        19,069        37,376          (573)        1,299      26,410
                                             -----------   -----------   -----------   -----------   -----------   ---------
Increase (decrease) in units outstanding         196,816       101,097       187,502        15,998       249,606      84,232
Beginning units                                   75,088        45,559        99,028        23,245       107,427      54,460
                                             -----------   -----------   -----------   -----------   -----------   ---------
Ending units                                     271,904       146,656       286,530        39,243       357,033     138,692
                                             ===========   ===========   ===========   ===========   ===========   =========
Series with enhanced death benefit:
      Units sold                                  16,852         8,982        19,912         1,446        10,202       2,906
      Units redeemed                              (1,211)       (1,056)       (1,151)         (568)       (1,299)     (4,070)
      Units transferred                            1,496         4,616         6,469         6,250        10,097      34,526
                                             -----------   -----------   -----------   -----------   -----------   ---------
Increase (decrease) in units outstanding          17,137        12,542        25,230         7,128        19,000      33,362
Beginning units                                    3,720         5,282        13,378         2,950         3,241      32,973
                                             -----------   -----------   -----------   -----------   -----------   ---------
Ending units                                      20,857        17,824        38,608        10,078        22,241      66,335
                                             ===========   ===========   ===========   ===========   ===========   =========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                  Telecom        Worldwide                      Emerging       Growth and
                                                  Utility       High Income     Comstock         Growth          Income
                                                 Portfolio       Portfolio      Portfolio       Portfolio       Portfolio
                                                 (Class 2)       (Class 2)      (Class II)     (Class II)      (Class II) *
                                                 ---------       ---------      ----------     ----------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)             $   104,036     $    26,811     $   (10,942)    $    (9,879)    $    (5,618)

      Net realized gains (losses)                  (47,287)        (16,249)        (34,327)       (174,493)        (20,221)
      Change in net unrealized appreciation
          (depreciation) of investments           (321,161)         (8,238)       (130,571)       (102,082)        (38,652)
                                               -----------     -----------     -----------     -----------     -----------
      Increase (decrease) in net assets
        from operations                           (264,412)          2,324        (175,840)       (286,454)        (64,491)
                                               -----------     -----------     -----------     -----------     -----------
From capital transactions:
          Net proceeds from units sold             985,164         190,132       1,390,828       1,250,135         827,436
          Cost of units redeemed                   (30,611)         (1,784)        (30,051)        (19,222)        (22,901)
          Annuity benefit payments                       0               0               0               0               0
          Net transfers                            165,048          (8,059)        142,984          57,169         195,455
                                               -----------     -----------     -----------     -----------     -----------
      Increase (decrease) in net assets
        from capital transactions                1,119,601         180,289       1,503,761       1,288,082         999,990
                                               -----------     -----------     -----------     -----------     -----------
Increase (decrease) in net assets                  855,189         182,613       1,327,921       1,001,628         935,499
                                               -----------     -----------     -----------     -----------     -----------
Net assets at beginning of period                  334,157          32,990          37,206          11,866               0
                                               -----------     -----------     -----------     -----------     -----------
Net assets at end of period                    $ 1,189,346     $   215,603     $ 1,365,127     $ 1,013,494     $   935,499
                                               ===========     ===========     ===========     ===========     ===========

ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Series without enhanced death benefit:

      Units sold                                    95,504          12,164         119,342         111,973          73,364
      Units redeemed                                (3,360)           (114)         (3,273)         (2,363)         (2,416)
      Units transferred                             13,324             123          24,140          14,398          15,928
                                               -----------     -----------     -----------     -----------     -----------
Increase (decrease) in units outstanding           105,468          12,173         140,209         124,008          86,876
Beginning units                                     26,250           1,808           3,643           1,143               0
                                               -----------     -----------     -----------     -----------     -----------
Ending units                                       131,718          13,981         143,852         125,151          86,876
                                               ===========     ===========     ===========     ===========     ===========
Series with enhanced death benefit:
      Units sold                                         0           1,491          32,587          30,501          10,863
      Units redeemed                                   (20)            (12)           (139)           (103)            (20)
      Units transferred                              3,392            (553)         (7,530)         (8,149)          7,944
                                               -----------     -----------     -----------     -----------     -----------
Increase (decrease) in units outstanding             3,372             926          24,918          22,249          18,787
Beginning units                                      2,786             500               0               0               0
                                               -----------     -----------     -----------     -----------     -----------
Ending units                                         6,158           1,426          24,918          22,249          18,787
                                               ===========     ===========     ===========     ===========     ===========

                 See accompanying notes to financial statements.

      * For the period from January 25, 2002 (inception) to December 31, 2002.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001

                                                            Government                                                  Government
                                              Capital          and                         Natural        Capital          and
                                            Appreciation   Quality Bond      Growth       Resources     Appreciation   Quality Bond
                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 2) **   (Class 2) **
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)          $ (1,131,202)  $  1,342,055   $   (614,478)  $    (49,497)  $     (5,845)  $      3,809
      Net realized gains (losses) from
          securities transactions            (16,960,466)       710,801      3,475,437        333,464        130,301         (3,487)
      Change in net unrealized
          appreciation (depreciation) of
          investments                          3,147,022       (231,119)   (10,489,060)      (550,297)        27,242        (22,571)
                                            ------------   ------------   ------------   ------------   ------------   ------------
      Increase (decrease) in net assets
          from operations                    (14,944,646)     1,821,737     (7,628,101)      (266,330)       151,698        (22,249)
                                            ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
           Net proceeds from units sold        7,881,952      4,798,726      4,372,061        515,864      1,990,418      3,107,213
           Cost of units redeemed            (11,014,393)    (4,815,023)    (3,510,493)      (259,295)       (14,517)      (264,701)
           Annuity benefit payments              (22,909)        (1,061)       (37,265)             0              0              0
           Net transfers                       6,605,564      8,059,156      2,509,055        150,106        620,917      1,305,711
                                            ------------   ------------   ------------   ------------   ------------   ------------
Total increase (decrease) in net assets
      from capital transactions                3,450,214      8,041,798      3,333,358        406,675      2,596,818      4,148,223
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets            (11,494,432)     9,863,535     (4,294,743)       140,345      2,748,516      4,125,974
Net assets at beginning of period             89,330,796     34,939,423     48,830,478      4,049,075              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                 $ 77,836,364   $ 44,802,958   $ 44,535,735   $  4,189,420   $  2,748,516   $  4,125,974
                                            ============   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
           IN UNITS OUTSTANDING:
Series without enhanced death benefit:

      Units sold                                 194,027        279,971        143,315         33,804         51,445        189,858
      Units redeemed                            (329,092)      (317,095)      (126,622)       (17,755)          (445)       (16,164)
      Units transferred                          132,617        508,275         71,309            795         17,173         52,428
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding          (2,448)       471,151         88,002         16,844         68,173        226,122
Beginning units                                2,271,452      2,400,153      1,536,284        275,147              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                   2,269,004      2,871,304      1,624,286        291,991         68,173        226,122
                                            ============   ============   ============   ============   ============   ============
Series with enhanced death benefit:

      Units sold                                  22,847         39,440         12,003            207         10,635         11,866
      Units redeemed                                (344)          (429)          (293)             0            (16)          (973)
      Units transferred                            7,137         12,424            860             51          2,146         32,273
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase in units outstanding                     29,640         51,435         12,570            258         12,765         43,166
Beginning units                                        0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                      29,640         51,435         12,570            258         12,765         43,166
                                            ============   ============   ============   ============   ============   ============

                See accompanying notes to financial statements.

**    For the period from July 9, 2001 (inception) to December 31, 2001

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                         Natural        Aggressive      Alliance          Asset         Blue Chip
                                         Growth         Resources        Growth          Growth        Allocation        Growth
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                      (Class 2) **    (Class 2) **      (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)    $      (4,003)  $        (427)  $    (290,639)  $  (1,864,263)  $     578,237   $      (3,868)
      Net realized gains (losses)
          from securities
          transactions                       57,303           3,454     (19,740,899)    (10,532,122)        162,869           4,472
      Change in net unrealized
          appreciation
          (depreciation) of
          investments                       (19,040)          9,189       7,498,762     (11,465,968)     (2,200,239)         11,428
                                      -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
          assets from operations             34,260          12,216     (12,532,776)    (23,862,353)     (1,459,133)         12,032
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
           Net proceeds from units
               sold                       1,142,549         169,911       1,434,910       9,160,933       2,582,700         434,852
           Cost of units redeemed            (5,533)        (37,619)     (3,553,490)    (14,830,067)     (3,588,482)        (31,230)
           Annuity benefit payments               0               0         (17,385)        (32,558)        (30,274)              0
           Net transfers                    220,133           3,566      (1,937,317)      1,720,531       2,119,790         251,498
                                      -------------   -------------   -------------   -------------   -------------   -------------
Total increase (decrease) in net
      assets from capital
      transactions                        1,357,149         135,858      (4,073,282)     (3,981,161)      1,083,734         655,120
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets         1,391,409         148,074     (16,606,058)    (27,843,514)       (375,399)        667,152
Net assets at beginning of period                 0               0      37,795,519     141,786,330      32,095,911               0
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $   1,391,409   $     148,074   $  21,189,461   $ 113,942,816   $  31,720,512   $     667,152
                                      =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE (DECREASE)
           IN UNITS OUTSTANDING:
Series without enhanced death
    benefit:

      Units sold                             39,059          11,409          77,583         248,485         136,588          47,551
      Units redeemed                           (194)         (2,852)       (226,578)       (443,120)       (190,804)         (4,031)
      Units transferred                       5,317             250        (165,113)        (18,794)        103,920          41,217
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in units
    outstanding                              44,182           8,807        (314,108)       (213,429)         49,704          84,737
Beginning units                                   0               0       1,863,260       3,681,824       1,650,332               0
                                      -------------   -------------   -------------   -------------   -------------   -------------
Ending units                                 44,182           8,807       1,549,152       3,468,395       1,700,036          84,737
                                      =============   =============   =============   =============   =============   =============
Series with enhanced death benefit:

      Units sold                              3,916           1,515           2,503          17,890             730          13,765
      Units redeemed                            (20)             (4)            (31)           (207)         (3,167)            (63)
      Units transferred                       3,020               4             429           6,910           6,530           1,210
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase in units outstanding                 6,916           1,515           2,901          24,593           4,093          14,912
Beginning units                                   0               0               0               0               0               0
                                      -------------   -------------   -------------   -------------   -------------   -------------
Ending units                                  6,916           1,515           2,901          24,593           4,093          14,912
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements.

**    For the period from July 9, 2001 (inception) to December 31, 2001

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                          Cash          Corporate     Davis Venture     "Dogs" of       Federated        Global
                                       Management         Bond            Value        Wall Street        Value           Bond
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)    $   3,951,188   $     793,891   $  (1,303,252)  $      50,866   $     (32,841)  $     504,623
      Net realized gains (losses)
          from securities
          transactions                     (193,709)        (49,889)     17,273,687         (58,664)        389,499          (9,396)
      Change in net unrealized
          appreciation
          (depreciation) of
          investments                      (170,472)        146,528     (34,721,546)        394,088      (1,271,894)       (276,372)
                                      -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
          assets from operations          3,587,007         890,530     (18,751,111)        386,290        (915,236)        218,855
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
           Net proceeds from units
               sold                      99,549,797       2,553,389      12,564,025         438,605       2,155,510         461,848
           Cost of units redeemed      (114,242,328)     (2,430,097)    (15,747,999)       (528,985)     (2,375,603)       (800,708)
           Annuity benefit payments         (43,303)         (5,620)        (48,782)           (380)        (14,759)              0
           Net transfers                  5,474,002       3,277,509       7,569,969         919,277       4,076,836         457,017
                                      -------------   -------------   -------------   -------------   -------------   -------------
Total increase (decrease) in net
      assets from capital
      transactions                       (9,261,832)      3,395,181       4,337,213         828,517       3,841,984         118,157
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets        (5,674,825)      4,285,711     (14,413,898)      1,214,807       2,926,748         337,012
Net assets at beginning of period       208,696,070      14,044,957     134,152,464       6,550,131      19,770,397       6,357,227
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $ 203,021,245   $  18,330,668   $ 119,738,566   $   7,764,938   $  22,697,145   $   6,694,239
                                      =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE (DECREASE)
           IN UNITS OUTSTANDING:
Series without enhanced death
    benefit:

      Units sold                          7,557,365         157,779         425,488          47,787         125,143          29,849
      Units redeemed                     (8,767,411)       (176,035)       (592,783)        (56,638)       (145,541)        (51,524)
      Units transferred                     380,394         236,671         225,699          88,959         237,392          29,074
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in units
    outstanding                            (829,652)        218,415          58,404          80,108         216,994           7,399
Beginning units                          16,309,364       1,064,255       4,463,968         717,936       1,161,002         419,379
                                      -------------   -------------   -------------   -------------   -------------   -------------
Ending units                             15,479,712       1,282,670       4,522,372         798,044       1,377,996         426,778
                                      =============   =============   =============   =============   =============   =============
Series with enhanced death benefit:

      Units sold                            144,245          28,763          34,040               0           4,979               0
      Units redeemed                        (12,481)           (205)            (38)            (27)            (55)             (3)
      Units transferred                     (68,496)            765           6,063           3,101           2,719             211
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase in units outstanding                63,268          29,323          40,065           3,074           7,643             208
Beginning units                                   0               0               0               0               0               0
                                      -------------   -------------   -------------   -------------   -------------   -------------
Ending units                                 63,268          29,323          40,065           3,074           7,643             208
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                         Goldman                                                      International
                                         Global           Sachs          Growth-          Growth       High-Yield      Diversified
                                        Equities        Research         Income       Opportunities       Bond          Equities
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)    $    (538,164)  $     (15,116)  $    (884,715)  $      (3,205)  $   1,679,638   $    (900,062)
      Net realized gains (losses)
          from securities
          transactions                   (3,116,731)        (15,506)      2,596,823         (10,440)     (3,848,482)      5,389,800
      Change in net unrealized
          appreciation
          (depreciation) of
          investments                     1,175,045        (241,770)    (24,365,621)        (18,778)      1,234,397        (163,773)
                                      -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
          assets from operations         (2,479,850)       (272,392)    (22,653,513)        (32,423)       (934,447)      4,325,965
                                      -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
           Net proceeds from units
               sold                       1,819,104         845,445       7,685,800         229,298       1,643,587       1,796,439
           Cost of units redeemed        (4,926,222)        (16,667)    (12,160,202)        (10,666)     (3,326,721)     (2,798,984)
           Annuity benefit payments         (18,827)              0         (39,253)              0          (2,100)           (776)
           Net transfers                 (2,835,503)        963,388        (355,663)        154,624       2,591,005      (3,243,913)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Total increase (decrease) in net
      assets from capital
      transactions                       (5,961,448)      1,792,166      (4,869,318)        373,256         905,771      (4,247,234)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets        (8,441,298)      1,519,774     (27,522,831)        340,833         (28,676)         78,731
Net assets at beginning of period        31,912,474               0     128,577,363               0      15,277,732      30,224,260
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period           $  23,471,176   $   1,519,774   $ 101,054,532   $     340,833   $  15,249,056   $  30,302,991
                                      =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE (DECREASE)
           IN UNITS OUTSTANDING:
Series without enhanced death
    benefit:

      Units sold                             86,996          73,561         245,773          33,049         113,292         145,491
      Units redeemed                       (281,151)         (2,233)       (429,384)         (1,729)       (253,320)       (251,592)
      Units transferred                      58,504         108,598         (32,378)         25,818         194,649         836,223
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in units
    outstanding                            (135,651)        179,926        (215,989)         57,138          54,621         730,122
Beginning units                           1,474,898               0       3,966,323               0       1,150,554       2,232,319
                                      -------------   -------------   -------------   -------------   -------------   -------------
Ending units                              1,339,247         179,926       3,750,334          57,138       1,205,175       2,962,441
                                      =============   =============   =============   =============   =============   =============
Series with enhanced death benefit:

      Units sold                              3,735          26,279          11,677           1,122           8,030               0
      Units redeemed                            (13)            (31)           (210)            (38)         (4,519)            (64)
      Units transferred                         959           5,781           2,345             444          10,392          10,007
                                      -------------   -------------   -------------   -------------   -------------   -------------
Increase in units outstanding                 4,681          32,029          13,812           1,528          13,903           9,943
Beginning units                                   0               0               0               0               0               0
                                      -------------   -------------   -------------   -------------   -------------   -------------
Ending units                                  4,681          32,029          13,812           1,528          13,903           9,943
                                      =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                           International       MFS            MFS
                                             Growth and     Growth and      Mid-Cap         Putnam       SunAmerica
                                               Income         Income         Growth         Growth        Balanced      Technology
                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                           -------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)         $     (53,688)  $    (10,124)  $    (62,221)  $    (13,977)  $    265,527   $     (7,880)
      Net realized gains (losses) from
          securities transactions              4,492,235         77,650       (883,107)      (197,195)     1,003,958       (104,652)
      Change in net unrealized
          appreciation (depreciation) of
          investments                             94,010       (294,806)        91,470          5,679     (8,901,416)       (34,586)
                                           -------------   ------------   ------------   ------------   ------------   ------------
      Increase (decrease) in net assets
          from operations                      4,532,557       (227,280)      (853,858)      (205,493)    (7,631,931)      (147,118)
                                           -------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
           Net proceeds from units sold        1,109,256      2,503,944      1,954,125      1,220,017      4,722,607        381,226
           Cost of units redeemed                (49,736)      (269,498)      (118,764)       (76,045)    (5,325,736)       (10,443)
           Annuity benefit payments                    0              0              0              0        (22,964)             0
           Net transfers                         357,167      2,054,295      3,859,595        772,853      1,391,664      1,365,483
                                           -------------   ------------   ------------   ------------   ------------   ------------
Total increase (decrease) in net assets
      from capital transactions                1,416,687      4,288,741      5,694,956      1,916,825        765,571      1,736,266
                                           -------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets              5,949,244      4,061,461      4,841,098      1,711,332     (6,866,360)     1,589,148
Net assets at beginning of period                      0              0              0              0     51,784,608              0
                                           -------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                $   5,949,244   $  4,061,461   $  4,841,098   $  1,711,332   $ 44,918,248   $  1,589,148
                                           =============   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
           IN UNITS OUTSTANDING:
Series without enhanced death benefit:

      Units sold                                  82,568        120,171        113,774         55,200        284,880         70,569
      Units redeemed                              (4,700)       (14,109)        (8,519)        (3,806)      (338,175)        (3,051)
      Units transferred                          462,943         88,697        231,995         34,559         87,123        384,585
                                           -------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding         540,811        194,759        337,250         85,953         33,828        452,103
Beginning units                                        0              0              0              0      2,948,892              0
                                           -------------   ------------   ------------   ------------   ------------   ------------
Ending units                                     540,811        194,759        337,250         85,953      2,982,720        452,103
                                           =============   ============   ============   ============   ============   ============
Series with enhanced death benefit:

      Units sold                                  10,402          4,053         18,128          2,916          5,715          7,672
      Units redeemed                                  (4)          (294)           (50)           (38)             0           (125)
      Units transferred                            2,495         13,017          6,099            853          1,790            820
                                           -------------   ------------   ------------   ------------   ------------   ------------
Increase in units outstanding                     12,893         16,776         24,177          3,731          7,505          8,367
Beginning units                                        0              0              0              0              0              0
                                           -------------   ------------   ------------   ------------   ------------   ------------
Ending units                                      12,893         16,776         24,177          3,731          7,505          8,367
                                           =============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                              Telecom       Worldwide      Aggressive      Alliance        Asset        Blue Chip
                                              Utility      High Income       Growth         Growth       Allocation       Growth
                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 1)      (Class 1)     (Class 2) **   (Class 2) **   (Class 2) **   (Class 2) **
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)        $    174,132   $    524,356   $       (611)  $    (10,486)  $      8,974   $       (839)
        Net realized gains (losses) from
            securities transactions             (663,524)      (422,022)        15,156        142,071          8,018           (273)
        Change in net unrealized
            appreciation (depreciation) of
            investments                       (1,183,436)      (338,401)        (2,927)        37,895            963          2,315
                                            ------------   ------------   ------------   ------------   ------------   ------------
        Increase (decrease) in net assets
            from operations                   (1,672,828)      (236,067)        11,618        169,480         17,955          1,203
                                            ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
            Net proceeds from units sold       1,012,430        168,315        294,693      2,750,780        832,027        199,102
            Cost of units redeemed              (932,170)      (507,406)          (583)       (51,366)        (5,850)          (753)
            Annuity benefit payments                   0         (1,729)             0              0              0              0
            Net transfers                       (325,553)      (137,800)       104,732        987,734        217,009         91,656
                                            ------------   ------------   ------------   ------------   ------------   ------------
Total increase (decrease) in net assets
        from capital transactions               (245,293)      (478,620)       398,842      3,687,148      1,043,186        290,005
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets             (1,918,121)      (714,687)       410,460      3,856,628      1,061,141        291,208
Net assets at beginning of period             10,449,885      5,087,425              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                 $  8,531,764   $  4,372,738   $    410,460   $  3,856,628   $  1,061,141   $    291,208
                                            ============   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
            IN UNITS OUTSTANDING:
Series without enhanced death benefit:

        Units sold                                77,350         10,311         15,578         80,691         36,498         22,365
        Units redeemed                           (74,755)       (34,617)           (26)        (1,669)          (321)           (33)
        Units transferred                        (33,165)        (9,764)         6,121         18,707          6,703          5,965
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding         (30,570)       (34,070)        21,673         97,729         42,880         28,297
Beginning units                                  771,945        339,059              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                     741,375        304,989         21,673         97,729         42,880         28,297
                                            ============   ============   ============   ============   ============   ============
Series with enhanced death benefit:

        Units sold                                   211            803          6,802          8,910          8,891          7,416
        Units redeemed                                 0              0            (18)           (42)             0            (79)
        Units transferred                            135              0          1,665         12,238          5,255          7,830
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase in units outstanding                        346            803          8,449         21,106         14,146         15,167
Beginning units                                        0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                         346            803          8,449         21,106         14,146         15,167
                                            ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

** For the period from July 9, 2001 (inception) to December 31, 2001

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                               Cash        Corporate     Davis Venture    "Dogs" of      Federated        Global
                                            Management        Bond           Value       Wall Street       Value           Bond
                                            Portfolio      Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                                           (Class 2) **   (Class 2) **   (Class 2) **   (Class 2) **   (Class 2) **   (Class 2) **
                                           ------------   ------------   -------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)        $     24,445   $     25,755   $      (7,946)  $      2,588   $      1,807   $     10,495
       Net realized gains (losses) from
           securities transactions              (22,881)        (9,174)        387,336           (340)         7,064           (641)
       Change in net unrealized
           appreciation (depreciation) of
           investments                            1,621        (18,311)        (92,511)        15,230         31,486        (10,641)
                                           ------------   ------------   -------------   ------------   ------------   ------------
       Increase (decrease) in net assets
           from operations                        3,185         (1,730)        286,879         17,478         40,357           (787)
                                           ------------   ------------   -------------   ------------   ------------   ------------

From capital transactions:
            Net proceeds from units sold     10,044,602      1,355,860       7,043,465        357,836        712,338        332,786
            Cost of units redeemed             (456,288)      (239,114)       (216,387)       (37,949)       (47,225)       (15,843)
            Annuity benefit payments                  0              0               0              0              0              0
            Net transfers                      (413,674)       257,061         613,626         28,008        676,522        163,559
                                           ------------   ------------   -------------   ------------   ------------   ------------
Total increase (decrease) in net assets
       from capital transactions              9,174,640      1,373,807       7,440,704        347,895      1,341,635        480,502
                                           ------------   ------------   -------------   ------------   ------------   ------------

Increase (decrease) in net assets             9,177,825      1,372,077       7,727,583        365,373      1,381,992        479,715
Net assets at beginning of period                     0              0               0              0              0              0
                                           ------------   ------------   -------------   ------------   ------------   ------------
Net assets at end of period                $  9,177,825   $  1,372,077   $   7,727,583   $    365,373   $  1,381,992   $    479,715
                                           ============   ============   =============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
            IN UNITS OUTSTANDING:
Series without enhanced death benefit:

       Units sold                               746,937         79,962         244,715         34,523         32,921         19,771
       Units redeemed                           (34,638)       (16,002)         (8,859)        (4,196)        (3,059)          (995)
       Units transferred                        (45,366)        16,055          23,036          2,593         16,111          9,848
                                           ------------   ------------   -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding        666,933         80,015         258,892         32,920         45,973         28,624
Beginning units                                       0              0               0              0              0              0
                                           ------------   ------------   -------------   ------------   ------------   ------------
Ending units                                    666,933         80,015         258,892         32,920         45,973         28,624
                                           ============   ============   =============   ============   ============   ============
Series with enhanced death benefit:

       Units sold                                22,339         16,957          35,002          4,304         12,160          1,427
       Units redeemed                              (303)        (1,025)            (37)             0            (36)             0
       Units transferred                         13,775          2,274           1,058            444         26,279            580
                                           ------------   ------------   -------------   ------------   ------------   ------------
Increase in units outstanding                    35,811         18,206          36,023          4,748         38,403          2,007
Beginning units                                       0              0               0              0              0              0
                                           ------------   ------------   -------------   ------------   ------------   ------------
Ending units                                     35,811         18,206          36,023          4,748         38,403          2,007
                                           ============   ============   =============   ============   ============   ============

                 See accompanying notes to financial statements.

** For the period from July 9, 2001 (inception) to December 31, 2001

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                           Goldman                                                    International
                                             Global         Sachs         Growth-         Growth        High-Yield     Diversified
                                            Equities       Research        Income      Opportunities       Bond         Equities
                                           Portfolio      Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                                          (Class 2) **   (Class 2) **   (Class 2) **   (Class 2) **    (Class 2) **   (Class 2) **
                                          ------------   ------------   ------------   -------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)      $     (1,112)  $       (948)  $       (363)  $        (532)  $     12,097   $      (2,517)
        Net realized gains (losses) from
            securities transactions             18,042            (82)        41,794             177           (159)          9,873
        Change in net unrealized
            appreciation (depreciation)
            of investments                        (399)           277        (23,543)          5,567         (9,586)         10,376
                                          ------------   ------------   ------------   -------------   ------------   -------------
        Increase (decrease) in net
            assets from operations              16,531           (753)        17,888           5,212          2,352          17,732
                                          ------------   ------------   ------------   -------------   ------------   -------------

From capital transactions:
              Net proceeds from units
                  sold                         359,484        297,520      2,445,514         148,216        256,745         495,027
              Cost of units redeemed            (1,152)          (291)       (31,684)         (1,637)        (3,872)         (2,734)
              Annuity benefit payments               0              0              0               0              0               0
              Net transfers                     17,193         17,794        687,864          56,010         97,542          34,704
                                          ------------   ------------   ------------   -------------   ------------   -------------
Total increase (decrease) in net assets
        from capital transactions              375,525        315,023      3,101,694         202,589        350,415         526,997
                                          ------------   ------------   ------------   -------------   ------------   -------------

Increase (decrease) in net assets              392,056        314,270      3,119,582         207,801        352,767         544,729
Net assets at beginning of period                    0              0              0               0              0               0
                                          ------------   ------------   ------------   -------------   ------------   -------------
Net assets at end of period               $    392,056   $    314,270   $  3,119,582   $     207,801   $    352,767   $     544,729
                                          ============   ============   ============   =============   ============   =============

ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Series without enhanced death benefit:

        Units sold                              20,210         35,666         81,755          23,142         17,538          42,307
        Units redeemed                             (66)             0         (1,215)           (212)          (304)           (267)
        Units transferred                        1,193           (964)        14,107           1,567          5,962           5,608
                                          ------------   ------------   ------------   -------------   ------------   -------------
Increase (decrease) in units outstanding        21,337         34,702         94,647          24,497         23,196          47,648
Beginning units                                      0              0              0               0              0               0
                                          ------------   ------------   ------------   -------------   ------------   -------------
Ending units                                    21,337         34,702         94,647          24,497         23,196          47,648
                                          ============   ============   ============   =============   ============   =============
Series with enhanced death benefit:

        Units sold                               1,020          5,721         10,063           3,179          3,069           5,490
        Units redeemed                              (2)           (41)           (40)            (83)            (8)              0
        Units transferred                           88          3,447         11,738           8,174          1,954             140
                                          ------------   ------------   ------------   -------------   ------------   -------------
Increase in units outstanding                    1,106          9,127         21,761          11,270          5,015           5,630
Beginning units                                      0              0              0               0              0               0
                                          ------------   ------------   ------------   -------------   ------------   -------------
Ending units                                     1,106          9,127         21,761          11,270          5,015           5,630
                                          ============   ============   ============   =============   ============   =============

                       See accompanying notes to financial statements.

** For the period from July 9, 2001 (inception) to December 31, 2001

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                           International       MFS            MFS
                                            Growth and      Growth and      Mid-Cap         Putnam       SunAmerica
                                              Income          Income         Growth         Growth        Balanced      Technology
                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                           (Class 2) **    (Class 2) **   (Class 2) **   (Class 2) **   (Class 2) **   (Class 2) **
                                           -------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)       $        (964)  $       (197)  $     (3,773)  $     (1,173)  $      7,896   $       (876)
        Net realized gains (losses) from
            securities transactions               13,969         24,386         87,669            763         12,139            215
        Change in net unrealized
            appreciation (depreciation)
            of investments                        13,872         (8,401)        10,187          2,571        (11,292)         4,329
                                           -------------   ------------   ------------   ------------   ------------   ------------
        Increase (decrease) in net assets
            from operations                       26,877         15,788         94,083          2,161          8,743          3,668
                                           -------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
             Net proceeds from units sold        791,108        907,581      1,324,383        372,246      1,150,253        225,477
             Cost of units redeemed               (2,486)       (23,687)          (549)        (2,991)       (60,801)          (558)
             Annuity benefit payments                  0              0              0              0              0              0
             Net transfers                        31,734         77,289         89,014        128,091        562,409         73,187
                                           -------------   ------------   ------------   ------------   ------------   ------------
Total increase (decrease) in net assets
        from capital transactions                820,356        961,183      1,412,848        497,346      1,651,861        298,106
                                           -------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets                847,233        976,971      1,506,931        499,507      1,660,604        301,774
Net assets at beginning of period                      0              0              0              0              0              0
                                           -------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                $     847,233   $    976,971   $  1,506,931   $    499,507   $  1,660,604   $    301,774
                                           =============   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
             IN UNITS OUTSTANDING:
Series without enhanced death benefit:

        Units sold                                73,355         43,331         91,924         18,998         74,380         45,823
        Units redeemed                              (233)        (1,277)           (40)          (136)        (3,165)            (8)
        Units transferred                          1,966          3,505          7,144          4,383         36,212          8,645
                                           -------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding          75,088         45,559         99,028         23,245        107,427         54,460
Beginning units                                        0              0              0              0              0              0
                                           -------------   ------------   ------------   ------------   ------------   ------------
Ending units                                      75,088         45,559         99,028         23,245        107,427         54,460
                                           =============   ============   ============   ============   ============   ============
Series with enhanced death benefit:

        Units sold                                 2,562          4,693         13,033            632          2,847         20,419
        Units redeemed                                (3)           (11)            (4)           (25)          (967)          (153)
        Units transferred                          1,161            600            349          2,343          1,361         12,707
                                           -------------   ------------   ------------   ------------   ------------   ------------
Increase in units outstanding                      3,720          5,282         13,378          2,950          3,241         32,973
Beginning units                                        0              0              0              0              0              0
                                           -------------   ------------   ------------   ------------   ------------   ------------
Ending units                                       3,720          5,282         13,378          2,950          3,241         32,973
                                           =============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

** For the period from July 9, 2001 (inception) to December 31, 2001

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                              Telecom         Worldwide                          Emerging
                                                              Utility        High Income        Comstock          Growth
                                                             Portfolio        Portfolio        Portfolio        Portfolio
                                                            (Class 2) **     (Class 2) **    (Class II) ***   (Class II) ***
                                                           --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                       $        4,346   $        2,215   $           (7)  $           (1)
        Net realized gains (losses) from
            securities transactions                                (3,819)             (50)               0                0
        Change in net unrealized appreciation
            (depreciation) of investments                          (7,490)          (1,407)             512              (83)
                                                           --------------   --------------   --------------   --------------
        Increase (decrease) in net assets from operations          (6,963)             758              505              (84)
                                                           --------------   --------------   --------------   --------------

From capital transactions:
               Net proceeds from units sold                       299,542           27,537           36,701           11,950
               Cost of units redeemed                             (38,984)          (1,217)               0                0
               Annuity benefit payments                                 0                0                0                0
               Net transfers                                       80,562            5,912                0                0
                                                           --------------   --------------   --------------   --------------
Total increase (decrease) in net assets from
        capital transactions                                      341,120           32,232           36,701           11,950
                                                           --------------   --------------   --------------   --------------

Increase (decrease) in net assets                                 334,157           32,990           37,206           11,866
Net assets at beginning of period                                       0                0                0                0
                                                           --------------   --------------   --------------   --------------
Net assets at end of period                                $      334,157   $       32,990   $       37,206   $       11,866
                                                           ==============   ==============   ==============   ==============

ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Series without enhanced death benefit:

        Units sold                                                 23,626            1,472            3,643            1,143
        Units redeemed                                             (3,281)             (85)               0                0
        Units transferred                                           5,905              421                0                0
                                                           --------------   --------------   --------------   --------------
Increase (decrease) in units outstanding                           26,250            1,808            3,643            1,143
Beginning units                                                         0                0                0                0
                                                           --------------   --------------   --------------   --------------
Ending units                                                       26,250            1,808            3,643            1,143
                                                           ==============   ==============   ==============   ==============
Series with enhanced death benefit:

        Units sold                                                  1,856              500                0                0
        Units redeemed                                                  0                0                0                0
        Units transferred                                             930                0                0                0
                                                           --------------   --------------   --------------   --------------
Increase in units outstanding                                       2,786              500                0                0
Beginning units                                                         0                0                0                0
                                                           --------------   --------------   --------------   --------------
Ending units                                                        2,786              500                0                0
                                                           ==============   ==============   ==============   ==============

                 See accompanying notes to financial statements.

**    For the period from July 9, 2001 (inception) to December 31, 2001
***   For the period from December 10, 2001 (inception) to December 31, 2001

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.      ORGANIZATION

        Variable Annuity Account Four of AIG SunAmerica Life Assurance Company (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (formerly, DBA Anchor National Life Insurance Company), (the "Company") that holds the assets of the Anchor Advisor Variable Annuity. The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG SunAmerica Inc, a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

        The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

        The Separate Account is composed of fifty-nine variable portfolios of different classes (the Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the four Class 1 and Class 2 currently available portfolios of the Anchor Series Trust ("Anchor Trust"), (2) the twenty-four Class 1 and 2 currently available investment portfolios of SunAmerica Series Trust (the "SunAmerica Trust") or (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"). The Anchor Trust, the SunAmerica Trust and the Van Kampen Trust (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor Trust and SunAmerica Trust are affiliated investment companies. The participant may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the fair value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

        FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

        USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

        RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year reclassified presentation.

3.      CHARGES AND DEDUCTIONS

        There are no withdrawal charges and no contract maintenance charges. Other charges and deductions are applied against the current value of the Separate Account and are paid as follows:

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.      CHARGES AND DEDUCTIONS (continued)

        MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio is 1.37% or 1.62%, depending on whether the optional enhanced death benefit is chosen. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

        DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

        TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

        PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

        SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.      PURCHASES AND SALES OF INVESTMENTS

        The aggregate cost of the trust's shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2002 consist of the following:

                                                             Cost of Shares      Proceeds from
        Variable Accounts                                       Acquired          Shares Sold
        ------------------                                   --------------      --------------
        ANCHOR TRUST:
        Capital Appreciation Portfolio (Class 1)             $  213,734,227      $  225,066,710
        Government and Quality Bond Portfolio (Class 1)          34,804,850          19,519,258
        Growth Portfolio (Class 1)                                6,774,715          15,243,498
        Natural Resources Portfolio (Class 1)                     4,185,667           3,078,660
        Capital Appreciation Portfolio (Class 2)                 20,643,713          15,191,833
        Government and Quality Bond Portfolio (Class 2)          30,802,264          11,506,361
        Growth Portfolio (Class 2)                                4,206,431           1,567,392
        Natural Resources Portfolio (Class 2)                     1,434,303             724,132

        SUNAMERICA TRUST:
        Aggressive Growth Portfolio (Class 1)                $  335,435,374      $  340,265,317
        Alliance Growth Portfolio (Class 1)                      20,777,326          47,072,007
        Asset Allocation Portfolio (Class 1)                      9,131,397           6,326,221
        Blue Chip Growth Portfolio (Class 1)                     17,103,975          16,290,866
        Cash Management Portfolio (Class 1)                   4,758,536,293       4,864,451,702
        Corporate Bond Portfolio (Class 1)                        6,160,384           5,506,805
        Davis Venture Value Portfolio (Class 1)                  18,197,421          33,465,960
        "Dogs" of Wall Street Portfolio (Class 1)                 5,599,155           4,851,656
        Federated Value Portfolio (Class 1)                       7,705,945           6,816,214
        Global Bond Portfolio (Class 1)                           4,508,983           5,402,822
        Global Equities Portfolio (Class 1)                     620,067,715         629,172,815
        Goldman Sachs Research Portfolio (Class 1)                2,426,568           2,120,993
        Growth-Income Portfolio (Class 1)                         8,568,321          25,139,033
        Growth Opportunities Portfolio (Class 1)                  2,005,267           1,476,075
        High-Yield Bond Portfolio (Class 1)                      21,659,807          21,761,288
        Intn'l Diversified Equities Portfolio (Class 1)       2,390,821,196       2,413,181,309
        Intn'l Growth and Income Portfolio (Class 1)          1,102,040,400       1,112,991,126
        MFS Growth and Income Portfolio (Class 1)                 3,802,458           1,682,921
        MFS Mid-Cap Growth Portfolio (Class 1)                  157,599,184         155,625,855
        Putnam Growth Portfolio (Class 1)                         7,744,643           7,474,463
        SunAmerica Balanced Portfolio (Class 1)                   2,647,476          11,233,845
        Technology Portfolio (Class 1)                            2,880,627           2,986,098
        Telecom Utility Portfolio (Class 1)                       1,897,697           2,984,636

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.      PURCHASES AND SALES OF INVESTMENTS (continued)

        SUNAMERICA TRUST (continued):
        Worldwide High Income Portfolio (Class 1)                   $  1,756,038      $  1,931,094
        Aggressive Growth Portfolio (Class 2)                          1,739,074         1,433,526
        Alliance Growth Portfolio (Class 2)                            6,445,130         2,297,254
        Asset Allocation Portfolio (Class 2)                           6,410,321           426,412
        Blue Chip Growth Portfolio (Class 2)                           1,300,838           222,968
        Cash Management Portfolio (Class 2)                          463,859,304       435,708,601
        Corporate Bond Portfolio (Class 2)                             5,733,515           964,090
        Davis Venture Value Portfolio (Class 2)                       14,659,818          7,305,14
        "Dogs" of Wall Street Portfolio (Class 2)                      1,758,827           698,730
        Federated Value Portfolio (Class 2)                            2,921,401         1,067,348
        Global Bond Portfolio (Class 2)                                6,014,340         5,115,002
        Global Equities Portfolio (Class 2)                           29,188,258        28,663,364
        Goldman Sachs Research Portfolio (Class 2)                       736,369           303,244
        Growth-Income Portfolio (Class 2)                              7,832,749         3,027,692
        Growth Opportunities Portfolio (Class 2)                         605,483           238,159
        High-Yield Bond Portfolio (Class 2)                            7,735,265         4,847,087
        International Diversified Equities Portfolio (Class 2)       295,674,005       295,247,472
        International Growth & Income Portfolio (Class 2)            103,444,317       102,060,951
        MFS Growth & Income Portfolio (Class 2)                        2,165,326           277,125
        MFS Mid-Cap Growth Portfolio (Class 2)                         2,826,256           829,538
        Putnam Growth Portfolio (Class 2)                              1,506,713         1,144,132
        SunAmerica Balanced Portfolio (Class 2)                        6,949,855         2,965,360
        Technology Portfolio (Class 2)                                   564,314           270,858
        Telecom Utility Portfolio (Class 2)                            1,403,311           179,674
        Worldwide High Income Portfolio (Class 2)                        444,426           237,326

        VAN KAMPEN TRUST (Class II):
        Comstock Portfolio                                          $  1,778,150      $    281,466
        Emerging Growth Portfolio                                      4,540,273         3,262,068
        Growth and Income Portfolio *                                  1,363,959           369,586

* For the period from January 25, 2002 (inception) to December 31, 2002.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES


      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2002 and 2001, follows:


                                Net Assets              Ratio of          Ratio of
                     -----------------------------     expenses to       investment
                       Unit Value                      average net         income                Total
                        Lowest to         Total       assets Lowest      to average          Return Lowest
Year      Units        Highest ($)      Value ($)     to Highest (1)    net assets(2)        to Highest (3)
----    ---------    --------------    -----------    --------------    -------------     --------------------
Capital Appreciation Portfolio (Class 1)
2002    1,898,311    25.66 to 25.79     48,956,063     1.52% to 1.77%            0.00%       -24.02% to -23.83%
2001    2,298,644    33.77 to 33.86     77,836,364     1.52% to 1.77%            0.23%       -14.14% to -13.91%

Government and Quality Bond Portfolio (Class 1)
2002    3,803,165    16.42 to 16.50     62,758,317     1.52% to 1.77%            4.00%           7.39% to 7.65%
2001    2,922,739    15.29 to 15.33     44,802,958     1.52% to 1.77%            4.86%           5.05% to 5.31%

Growth Portfolio (Class 1)
2002    1,268,446    20.76 to 20.86     26,457,545     1.52% to 1.77%            0.36%       -23.53% to -23.34%
2001    1,636,856    27.14 to 27.21     44,535,735     1.52% to 1.77%            0.15%       -14.60% to -14.40%

Natural Resources Portfolio (Class 1)
2002      349,143    15.22 to 15.29      5,341,920     1.52% to 1.77%            0.77%           6.50% to 6.75%
2001      292,249    14.29 to 14.33      4,189,420     1.52% to 1.77%            0.40%         -2.83% to -2.58%

Capital Appreciation Portfolio (Class 2)
2002      262,924    25.71 to 25.79      6,777,738     1.52% to 1.77%            0.00%       -24.13% to -23.95%
2001       80,938    33.89 to 33.91      2,748,516     1.52% to 1.77%            0.11%     -4.20% (4) to -4.15% (4)

Government and Quality Bond Portfolio (Class 2)
2002    1,463,361    16.43 to 16.47     24,097,698     1.52% to 1.77%            4.31%           7.23% to 7.49%
2001      269,288             15.32      4,125,974     1.52% to 1.77%            0.84%              -     2.71% (4)

Growth Portfolio (Class 2)
2002      160,313    20.78 to 20.85      3,340,406     1.52% to 1.77%            0.28%       -23.64% to -23.45%
2001       51,098    27.22 to 27.23      1,391,409     1.52% to 1.77%            0.08%     -2.67% (4) to -2.61% (4)

Natural Resources Portfolio (Class 2)
2002       54,008    15.21 to 15.30        825,446     1.52% to 1.77%            0.88%           6.32% to 6.59%
2001       10,322    14.31 to 14.35        148,074     1.52% to 1.77%            0.08%     -2.34% (4) to -2.05% (4)

Aggressive Growth Portfolio (Class 1)
2002    1,117,149    10.08 to 10.12     11,313,236     1.52% to 1.77%            0.24%       -26.01% to -25.83%
2001    1,552,053    13.62 to 13.65     21,189,461     1.52% to 1.77%            0.51%       -32.85% to -32.71%

Alliance Growth Portfolio (Class 1)
2002    2,518,811    21.97 to 22.08     55,602,247     1.52% to 1.77%            0.25%       -32.50% to -32.33%
2001    3,492,988    32.54 to 32.62    113,942,816     1.52% to 1.77%            0.00%       -15.50% to -15.29%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (Continued)


                                Net Assets              Ratio of          Ratio of
                     -----------------------------     expenses to       investment
                       Unit Value                      average net         income                Total
                        Lowest to         Total       assets Lowest      to average          Return Lowest
Year      Units        Highest ($)      Value ($)     to Highest (1)    net assets(2)        to Highest (3)
----    ---------    --------------    -----------    --------------    -------------     --------------------
Asset Allocation Portfolio (Class 1)
2002    1,819,574    16.88 to 16.95     30,842,060     1.52% to 1.77%            3.80%         -9.16% to -8.94%
2001    1,704,129    18.58 to 18.61     31,720,512     1.52% to 1.77%            3.32%         -4.45% to -4.29%

Blue Chip Growth Portfolio (Class 1)
2002      243,968      4.64 to 4.66      1,137,508     1.52% to 1.77%            0.34%       -30.53% to -30.35%
2001       99,649      6.67 to 6.69        667,152     1.52% to 1.77%            0.15%       -22.11% to -21.91%

Cash Management Portfolio (Class 1)
2002    7,142,411    12.98 to 13.04     93,136,320     1.52% to 1.77%            4.10%         -0.38% to -0.15%
2001   15,542,980    13.03 to 13.06    203,021,245     1.52% to 1.77%            3.48%           1.84% to 2.10%

Corporate Bond Portfolio (Class 1)
2002    1,291,841    14.71 to 14.79     19,100,166     1.52% to 1.77%            6.29%           5.57% to 5.84%
2001    1,311,993    13.93 to 13.97     18,330,668     1.52% to 1.77%            6.05%           5.63% to 5.93%

Davis Venture Value Portfolio (Class 1)
2002    3,902,961    21.41 to 21.52     83,994,952     1.52% to 1.77%            0.58%       -18.20% to -18.00%
2001    4,562,437    26.18 to 26.25    119,738,566     1.52% to 1.77%            0.49%       -12.90% to -12.67%

"Dogs" of Wall Street Portfolio (Class 1)
2002      859,939      8.88 to 8.92      7,671,093     1.52% to 1.77%            1.83%         -8.19% to -7.97%
2001      801,118      9.67 to 9.69      7,764,938     1.52% to 1.77%            2.24%           5.98% to 6.24%

Federated Value Portfolio (Class 1)
2002    1,449,533    12.87 to 12.94     18,761,073     1.52% to 1.77%            1.07%       -21.18% to -20.98%
2001    1,385,639    16.33 to 16.38     22,697,145     1.52% to 1.77%            1.35%         -4.08% to -3.81%

Global Bond Portfolio (Class 1)
2002      365,649    16.28 to 16.36      5,982,481     1.52% to 1.77%            1.57%           4.09% to 4.36%
2001      426,986    15.64 to 15.68      6,694,239     1.52% to 1.77%            9.02%           3.17% to 3.43%

Global Equities Portfolio (Class 1)
2002      937,858    12.52 to 12.59     11,805,427     1.52% to 1.77%            0.00%       -28.13% to -27.95%
2001    1,343,928    17.42 to 17.47     23,471,176     1.52% to 1.77%            0.10%       -19.53% to -19.31%

Goldman Sachs Research Portfolio (Class 1)
2002      243,191      5.05 to 5.08      1,234,352     1.52% to 1.77%            0.00%       -29.35% to -29.17%
2001      211,955      7.15 to 7.17      1,519,774     1.52% to 1.77%            0.00%       -26.51% to -26.32%

Growth-Income Portfolio (Class 1)
2002    3,060,313    20.75 to 20.85     63,804,005     1.52% to 1.77%            0.82%       -22.53% to -22.34%
2001    3,764,146    26.78 to 26.85    101,054,532     1.52% to 1.77%            0.73%       -17.38% to -17.18%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (Continued)


                                Net Assets              Ratio of          Ratio of
                     -----------------------------     expenses to       investment
                       Unit Value                      average net         income                Total
                        Lowest to         Total       assets Lowest      to average          Return Lowest
Year      Units        Highest ($)      Value ($)     to Highest (1)    net assets(2)        to Highest (3)
----    ---------    --------------    -----------    --------------    -------------     --------------------
Growth Opportunities Portfolio (Class 1)
2002      151,238      3.43 to 3.44        520,328     1.52% to 1.77%            0.00%       -40.86% to -40.71%
2001       58,666      5.80 to 5.81        340,833     1.52% to 1.77%            0.01%       -34.33% to -34.23%

High-Yield Bond Portfolio (Class 1)
2002    1,098,859    11.56 to 11.61     12,751,578     1.52% to 1.77%           15.59%         -7.40% to -7.23%
2001    1,219,078    12.49 to 12.51     15,249,056     1.52% to 1.77%           12.10%         -5.94% to -5.78%

International Diversified Equities Portfolio (Class 1)
2002    2,589,680      7.14 to 7.17     18,579,816     1.52% to 1.77%            0.00%       -29.74% to -29.63%
2001    2,972,384    10.16 to 10.20     30,302,991     1.52% to 1.77%            0.00%       -25.36% to -25.11%

International Growth & Income Portfolio (Class 1)
2002      373,747      8.32 to 8.37      3,126,169     1.52% to 1.77%            0.64%       -22.32% to -22.12%
2001      553,704    10.71 to 10.74      5,949,244     1.52% to 1.77%            0.75%       -23.60% to -23.39%

MFS Growth & Income Portfolio (Class 1)
2002      334,178    14.87 to 14.94      4,992,265     1.52% to 1.77%            0.86%       -22.37% to -22.18%
2001      211,535    19.16 to 19.20      4,061,461     1.52% to 1.77%            0.95%       -17.50% to -17.31%

MFS Mid-Cap Growth Portfolio (Class 1)
2002      442,817      6.95 to 6.98      3,090,861     1.52% to 1.77%            0.00%       -48.10% to -47.97%
2001      361,427    13.38 to 13.42      4,841,098     1.52% to 1.77%            0.00%       -23.98% to -23.78%

Putnam Growth Portfolio (Class 1)
2002      103,344    13.76 to 13.83      1,429,198     1.52% to 1.77%            0.18%       -27.75% to -27.57%
2001       89,684    19.05 to 19.10      1,711,332     1.52% to 1.77%            0.00%       -25.46% to -25.27%

SunAmerica Balanced Portfolio (Class 1)
2002    2,317,912    12.49 to 12.55    29,089,627      1.52% to 1.77%            2.40%       -16.66% to -16.45%
2001    2,990,225    14.99 to 15.02    44,918,248      1.52% to 1.77%            2.10%       -14.65% to -14.45%

Technology Portfolio (Class 1)
2002      486,701      1.71 to 1.72        838,001     1.52% to 1.77%            0.00%       -50.24% to -50.12%
2001      460,470      3.44 to 3.45      1,589,148     1.52% to 1.77%            0.00%       -48.54% to -48.41%

Telecom Utility Portfolio (Class 1)
2002      581,045      8.60 to 8.64      5,018,178     1.52% to 1.77%            8.65%       -25.11% to -24.92%
2001      741,721     1.48 to 11.50      8,531,764     1.52% to 1.77%            3.29%        -15.21 to -15.02%

Worldwide High Income Portfolio (Class 1)
2002      258,329    13.99 to 14.03      3,624,287     1.52% to 1.77%           13.13%         -2.04% to -1.89%
2001      305,792    14.28 to 14.30      4,372,738     1.52% to 1.77%           12.68%         -4.84% to -4.70%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (Continued)


                                Net Assets              Ratio of          Ratio of
                     -----------------------------     expenses to       investment
                       Unit Value                      average net         income                Total
                        Lowest to         Total       assets Lowest      to average          Return Lowest
Year      Units        Highest ($)      Value ($)     to Highest (1)    net assets(2)        to Highest (3)
----    ---------    --------------    -----------    --------------    -------------     --------------------
Aggressive Growth Portfolio (Class 2)
2002       53,937    10.06 to 10.09        543,640     1.52% to 1.77%            0.20%       -26.13% to -25.94%
2001       30,122    13.62 to 13.63        410,460     1.52% to 1.77%            0.32%    -14.71%(4) to -14.67% (4)

Alliance Growth Portfolio (Class 2)
2002      268,496    21.84 to 21.94      5,885,748     1.52% to 1.77%            0.18%       -32.60% to -32.43%
2001      118,835    32.40 to 32.46      3,856,628     1.52% to 1.77%            0.00%     -1.19% (4) to -0.99% (4)

Asset Allocation Portfolio (Class 2)
2002      392,502    16.88 to 16.92      6,639,959     1.52% to 1.77%            5.33%         -9.30% to -9.07%
2001       57,026             18.61      1,061,141     1.52% to 1.77%            2.52%                   -0.21% (4)

Blue Chip Growth Portfolio (Class 2)
2002      246,669      4.65 to 4.66      1,149,331     1.52% to 1.77%            0.24%        -30.60% to -30.43%
2001       43,464              6.70        291,208     1.52% to 1.77%            0.02%                    -7.00% (4)

Cash Management Portfolio (Class 2)
2002    2,818,806    12.99 to 13.01     36,683,427     1.52% to 1.77%            3.84%         -0.54% to -0.38%
2001      702,744             13.06      9,177,825     1.52% to 1.77%            1.33%           0.55% to 0.60%

Corporate Bond Portfolio (Class 2)
2002      416,753    14.71 to 14.77      6,151,038     1.52% to 1.77%            7.41%           5.41% to 5.68%
2001       98,221    13.95 to 13.97      1,372,077     1.52% to 1.77%            4.97%       2.12% (4) to 2.26% (4)

Davis Venture Value Portfolio (Class 2)
2002      594,933    21.38 to 21.46     12,762,108     1.52% to 1.77%            0.54%       -18.32% to -18.12%
2001      294,915    26.17 to 26.21      7,727,583     1.52% to 1.77%            0.36%     -3.52% (4) to -3.40% (4)

"Dogs" of Wall Street Portfolio (Class 2)
2002      151,528      8.87 to 8.92      1,350,248     1.52% to 1.77%            1.57%         -8.32% to -8.11%
2001       37,668      9.68 to 9.70        365,373     1.52% to 1.77%            2.32%       3.24% (4) to 3.48% (4)

Federated Value Portfolio (Class 2)
2002      213,142    12.89 to 12.92      2,752,682     1.52% to 1.77%            1.07%       -21.30% to -21.10%
2001       84,376             16.38      1,381,992     1.52% to 1.77%            0.96%                   -2.96% (4)

Global Bond Portfolio (Class 2)
2002       86,188    16.26 to 16.32      1,406,743     1.52% to 1.77%            1.95%          3.90% to 4.21%
2001       30,631    15.65 to 15.66        479,715     1.52% to 1.77%            6.15%       1.21% (4) to 1.30% (4)

Global Equities Portfolio (Class 2)
2002       56,535    12.52 to 12.57        709,962     1.52% to 1.77%            0.00%       -28.25% to -28.08%
2001       22,443    17.45 to 17.48        392,056     1.52% to 1.77%            0.04%     -2.99% (4) to -2.83% (4)

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (Continued)


                                Net Assets              Ratio of          Ratio of
                     -----------------------------     expenses to       investment
                       Unit Value                      average net         income                Total
                        Lowest to         Total       assets Lowest      to average          Return Lowest
Year      Units        Highest ($)      Value ($)     to Highest (1)    net assets(2)        to Highest (3)
----    ---------    --------------    -----------    --------------    -------------     --------------------
Goldman Sachs Research Portfolio (Class 2)
2002      115,213      5.06 to 5.07        584,113     1.52% to 1.77%            0.00%       -29.46% to -29.27%
2001       43,829              7.17        314,270     1.52% to 1.77%            0.00%                  -11.50% (4)

Growth-Income Portfolio (Class 2)
2002      307,048    20.73 to 20.78      6,378,583     1.52% to 1.77%            1.07%       -22.65% to -22.45%
2001      116,408    26.79 to 26.80      3,119,582     1.52% to 1.77%            0.60%     -7.22% (4) to -7.19% (4)

Growth Opportunities Portfolio (Class 2)
2002      125,229      3.43 to 3.44        430,290     1.52% to 1.77%            0.00%       -40.97% to -40.78%
2001       35,767      5.80 to 5.81        207,801     1.52% to 1.77%            0.01%     -7.21% (4) to -7.07% (4)

High-Yield Bond Portfolio (Class 2)
2002      243,601    11.55 to 11.58      2,821,119     1.52% to 1.77%           25.41%         -7.60% to -7.37%
2001       28,211    12.49 to 12.51        352,767     1.52% to 1.77%            9.28%     -5.14% (4) to -5.06% (4)

International Diversified Equities Portfolio (Class 2)
2002      255,125      7.14 to 7.17      1,825,841     1.52% to 1.77%            0.00%       -29.81% to -29.79%
2001       53,278    10.17 to 10.22        544,729     1.52% to 1.77%            0.00%     -8.60% (4) to -8.17% (4)

International Growth & Income Portfolio (Class 2)
2002      292,761      8.34 to 8.36      2,446,430     1.52% to 1.77%            1.12%       -22.37% to -22.21%
2001       78,808             10.75        847,233     1.52% to 1.77%            0.40%                   -5.50% (4)

MFS Growth & Income Portfolio (Class 2)
2002      164,480    14.89 to 14.93      2,455,307     1.52% to 1.77%            0.86%       -22.49% to -22.30%
2001       50,841    19.20 to 19.22        976,971     1.52% to 1.77%            0.62%     -5.01% (4) to -4.94% (4)

MFS Mid-Cap Growth Portfolio (Class 2)
2002      325,138      6.94 to 6.97      2,263,955     1.52% to 1.77%            0.00%       -48.18% to -48.04%
2001      112,406    13.40 to 13.41      1,506,931     1.52% to 1.77%            0.00%    -12.03%(4) to -11.95% (4)

Putnam Growth Portfolio (Class 2)
2002       49,321    13.76 to 13.79        679,855     1.52% to 1.77%            0.09%       -27.85% to -27.67%
2001       26,195             19.07        499,507     1.52% to 1.77%            0.00%                   -9.49% (4)

SunAmerica Balanced Portfolio (Class 2)
2002      379,274    12.49 to 12.52      4,746,806     1.52% to 1.77%            3.62%       -16.79% to -16.58%
2001      110,668             15.00      1,660,604     1.52% to 1.77%            1.62%                   -3.98% (4)

Technology Portfolio (Class 2)
2002      205,027      1.71 to 1.72        352,138     1.52% to 1.77%            0.00%       -50.32% to -50.19%
2001       87,433              3.45        301,774     1.52% to 1.77%            0.00%                   -14.15% (4)

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (Continued)


                                Net Assets              Ratio of          Ratio of
                     -----------------------------     expenses to       investment
                       Unit Value                      average net         income                Total
                        Lowest to         Total       assets Lowest      to average          Return Lowest
Year      Units        Highest ($)      Value ($)     to Highest (1)    net assets(2)        to Highest (3)
----    ---------    --------------    -----------    --------------    -------------     --------------------
Telecom Utility Portfolio (Class 2)
2002      137,876      8.61 to 8.63      1,189,346     1.52% to 1.77%           12.45%       -25.21% to -25.03%
2001       29,036    11.51 to 11.52        334,157     1.52% to 1.77%            4.01%    -10.43%(4) to -10.36% (4)

Worldwide High Income Portfolio (Class 2)
2002       15,407    13.95 to 14.00        215,603     1.52% to 1.77%           17.76%         -2.36% to -2.11%
2001        2,308    14.29 to 14.30         32,990     1.52% to 1.77%           13.04%     -1.40% (4) to -1.31% (4)

Comstock Portfolio (Class II)
2002      168,770      8.08 to 8.10      1,365,127     1.52% to 1.77%            0.08%       -20.71% to -19.16% (6)
2001        3,643             10.21         37,206     1.52% to 1.77%            0.00%                    1.07% (5)

Emerging Growth Portfolio (Class II)
2002      147,400      6.84 to 6.88      1,013,494     1.52% to 1.77%            0.02%       -33.67% to -30.41% (6)
2001        1,143             10.38         11,866     1.52% to 1.77%            0.00%                    0.24% (5)

Growth and Income Portfolio (Class II)
2002      105,663      8.83 to 8.86        935,499     1.52% to 1.77%            0.20%    -14.87%(6) to -13.67% (6)
2001           --                --             --                --               --                       --


      (1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

      (2) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

      (3) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

      (4) For the period from the effective date of July 9, 2001 to December 31, 2001.

      (5)   For the period from the following effective dates to December 31,
            2001:
            Comstock Portfolio (Highest)                            12/10/01
            Emerging Growth Portfolio (Highest)                     12/10/01

      (6)   For the period from the following effective dates to December 31,
            2002:
            Growth and Income Portfolio (Highest)                   01/25/02
            Comstock Portfolio - (Lowest)                           01/29/02
            Emerging Growth Portfolio - (Lowest)                    01/29/02
            Growth and Income Portfolio - (Lowest)                  02/19/02